UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 86.66%	Shares	Value (000)

INFORMATION TECHNOLOGY — 25.39%
eBay Inc.1	175,000	$5,432
Corning Inc.	230,000	4,745
Google Inc., Class A1	8,000	4,690
Oracle Corp.	135,000	4,505
First Solar, Inc.1	28,000	4,504
QUALCOMM Inc.	80,000	4,386
Apple Inc.1	12,000	4,181
NetEase.com, Inc. (ADR)1	74,400	3,684
EMC Corp.1	125,000	3,319
Baidu, Inc., Class A (ADR)1	23,000	3,170
Trimble Navigation Ltd.1	45,000	2,274
Autodesk, Inc.1	50,000	2,206
Rovi Corp.1	40,000	2,146
AAC Acoustic Technologies Holdings Inc.	776,000	2,095
Gemalto NV	40,000	1,967
Avid Technology, Inc.1	85,000	1,896
Wistron Corp.	1,188,174	1,883
Avago Technologies Ltd.	60,000	1,866
Digital River, Inc.1	48,000	1,797
Monster Worldwide, Inc.1	100,000	1,590
Yahoo! Inc.1	95,000	1,582
Cisco Systems, Inc.	70,000	1,201
MediaTek Inc.	100,199	1,152
Quanta Computer Inc.	577,000	1,089
		67,360

FINANCIALS — 16.52%
Sampo Oyj, Class A	125,000	3,988
Industrial and Commercial Bank of China Ltd., Class H	4,180,000	3,471
HDFC Bank Ltd.	63,000	3,314
Citigroup Inc.1	600,000	2,652
Deutsche Bank AG	43,200	2,540
Itaú Unibanco Holding SA, preferred nominative (ADR)	100,000	2,405
AIA Group Ltd.1	711,000	2,189
Banco Bradesco SA, preferred nominative	97,285	1,987
China Life Insurance Co. Ltd., Class H	500,000	1,877
Longfor Properties Co. Ltd.	1,100,000	1,855
Zions Bancorporation	80,000	1,845
Fifth Third Bancorp	130,000	1,804
State Street Corp.	40,000	1,798
Marsh & McLennan Companies, Inc.	60,000	1,789
CapitaMalls Asia Ltd.	1,200,000	1,695
HSBC Holdings PLC (Hong Kong)	159,211	1,673
AFLAC Inc.	31,100	1,642
Aberdeen Asset Management PLC	470,000	1,589
Credit Suisse Group AG	35,000	1,487
Capitol Federal Financial, Inc.	90,000	1,014
UBS AG1	42,538	763
Banco Santander, SA	37,515	436
		43,813

HEALTH CARE — 15.16%
Alere Inc.1	142,000	5,558
Biogen Idec Inc.1	63,100	4,631
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	3,612
Forest Laboratories, Inc.1	110,200	3,559
Myriad Genetics, Inc.1	142,000	2,861
Stryker Corp.	45,000	2,736
Medco Health Solutions, Inc.1	45,000	2,527
Allergan, Inc.	35,000	2,486
Life Technologies Corp.1	45,000	2,359
Hologic, Inc.1	80,000	1,776
Medtronic, Inc.	40,000	1,574
NuVasive, Inc.1	62,000	1,570
Edwards Lifesciences Corp.1	18,000	1,566
Integra LifeSciences Holdings Corp.1	32,000	1,517
Richter Gedeon Nyrt	5,500	1,143
UCB SA	19,654	746
		40,221

CONSUMER DISCRETIONARY — 9.49%
Comcast Corp., Class A, special nonvoting shares	150,000	3,483
Walt Disney Co.	100,000	4,309
Paddy Power PLC	55,000	2,409
Tractor Supply Co.	40,000	2,394
DIRECTV, Class A1	45,000	2,106
John Wiley & Sons, Inc., Class A	40,000	2,034
CTC Media, Inc.	85,000	2,003
Texas Roadhouse, Inc.	115,000	1,954
Time Warner Inc.	50,000	1,785
Best Buy Co., Inc.	43,000	1,235
Grupo Televisa, SAB, ordinary participation certificates (ADR)1	44,000	1,079
OPAP SA	18,490	396
		25,187

INDUSTRIALS — 7.45%
Ryanair Holdings PLC (ADR)	256,400	7,128
AirAsia Bhd.1	2,600,000	2,309
Serco Group PLC	205,000	1,835
easyJet PLC1	310,440	1,698
Exponent, Inc.1	37,000	1,651
Capita Group PLC	130,000	1,549
SGS SA	744	1,324
AMR Corp.1	200,000	1,292
Downer EDI Ltd.	250,000	980
		19,766

UTILITIES — 3.71%
ENN Energy Holdings Ltd.	2,610,000	8,120
Scottish and Southern Energy PLC	85,000	1,719
		9,839

MATERIALS — 1.68%
Nitto Denko Corp.	50,000	2,651
Monsanto Co.	25,000	1,807
		4,458

ENERGY — 1.55%
Schlumberger Ltd.	44,000	4,103

TELECOMMUNICATION SERVICES — 0.81%
Millicom International Cellular SA	12,200	1,173
Philippine Long Distance Telephone Co.	9,100	487
Philippine Long Distance Telephone Co. (ADR)	9,100	487
		2,147

CONSUMER STAPLES — 0.27%
Wal-Mart de México, SAB de CV, Series V	237,200	711

MISCELLANEOUS — 4.63%
Other common stocks in initial period of acquisition		12,276

Total common stocks (cost: $191,639,000)		229,881

Convertible securities — 1.61%	Shares or principal amount

CONSUMER DISCRETIONARY — 1.13%
Groupon Inc., Series G, convertible preferred1,2,3	79,139	3,007

INDUSTRIALS — 0.30%
AMR Corp. 6.25% convertible notes 2014	$750,000	793

MISCELLANEOUS — 0.18%
Other convertible securities in initial period of acquisition		462

Total convertible securities (cost: $3,771,000)		4,262

	Principal amount
Short-term securities — 12.06%	(000)

Federal Home Loan Bank 0.10%–0.12% due 4/20–5/20/2011	$10,300	10,299
NetJets Inc. 0.05% due 4/1/20114	5,500	5,500
Wal-Mart Stores, Inc. 0.17% due 4/26/20114	4,400	4,399
Freddie Mac 0.17%–0.24% due 4/11–7/26/2011	4,100	4,099
U.S. Treasury Bills 0.185% due 5/19/2011	3,500	3,500
John Deere Credit Ltd. 0.19% due 4/8/20114	3,100	3,100
Coca-Cola Co. 0.20% due 4/18/20114	1,100	1,100

Total short-term securities (cost: $31,996,000)		31,997

Total investment securities (cost: $227,406,000)		266,140
Other assets less liabilities		(888)

Net assets		$265,252

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,007,000, which represented 1.13% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,099,000, which represented 5.32% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$67,360	$—	$—	$67,360
Financials	43,813	—	—	43,813
Health care	40,221	—	—	40,221
Consumer discretionary	25,187	—	—	25,187
Industrials	19,766	—	—	19,766
Utilities	9,839	—	—	9,839
Materials	4,458	—	—	4,458
Energy	4,103	—	—	4,103
Telecommunication services	2,147	—	—	2,147
Consumer staples	711	—	—	711
Miscellaneous	12,276	—	—	12,276
Convertible securities	462	793	3,007	4,262
Short-term securities	—	31,997	—	31,997
Total	$230,343	$32,790	$3,007	$266,140

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	appreciation	3/31/2011

Investment securities	$2,500	$507	$3,007

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):			$507

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$48,832
Gross unrealized depreciation on investment securities	(10,159)
Net unrealized appreciation on investment securities	38,673
Cost of investment securities for federal income tax purposes	227,467

Key to abbreviation

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 94.62%	Shares	Value (000)

CONSUMER DISCRETIONARY — 15.25%
Virgin Media Inc.	5,660,000	$157,291
Honda Motor Co., Ltd.	1,658,800	62,320
Sony Corp.	1,874,500	60,034
Toyota Motor Corp.	1,452,900	58,514
Home Depot, Inc.	1,350,000	50,031
Amazon.com, Inc.1	241,000	43,411
Burberry Group PLC	2,135,000	40,209
Sirius XM Radio Inc.1	20,000,000	33,200
priceline.com Inc.1	64,500	32,665
Hyundai Mobis Co., Ltd.	105,500	31,498
adidas AG, non-registered shares	422,000	26,587
Naspers Ltd., Class N	487,500	26,231
H & M Hennes & Mauritz AB, Class B	752,000	24,972
Apollo Group, Inc., Class A1	550,000	22,941
Dongfeng Motor Group Co., Ltd., Class H	12,710,000	21,634
International Game Technology	1,280,000	20,774
Harman International Industries, Inc.	440,000	20,601
NIKE, Inc., Class B	260,000	19,682
CarMax, Inc.1	610,000	19,581
Johnson Controls, Inc.	400,000	16,628
Carphone Warehouse Group PLC1	2,812,500	16,423
McDonald’s Corp.	200,000	15,218
DIRECTV, Class A1	300,000	14,040
Nikon Corp.	650,000	13,402
Carnival Corp., units	225,000	8,631
Suzuki Motor Corp.	313,000	6,995
Time Warner Inc.	100,000	3,570
Esprit Holdings Ltd.	714,321	3,278
Multi Screen Media Private Ltd.1,2,3	16,148	1,346
		871,707

FINANCIALS — 14.42%
Moody’s Corp.	2,529,900	85,789
Industrial and Commercial Bank of China Ltd., Class H	64,766,750	53,788
China Life Insurance Co. Ltd., Class H	13,410,000	50,340
Agricultural Bank of China, Class H1	79,992,000	45,351
Prudential PLC	3,853,747	43,677
Goldman Sachs Group, Inc.	255,000	40,410
Housing Development Finance Corp. Ltd.	2,350,000	36,951
Allianz SE	252,500	35,437
UBS AG1	1,920,000	34,449
Bank of Nova Scotia	538,000	33,012
DnB NOR ASA	2,053,333	31,504
AXA SA	1,501,463	31,376
Citigroup Inc.1	5,000,000	22,100
Bank of America Corp.	1,600,000	21,328
HSBC Holdings PLC (United Kingdom)	1,995,228	20,517
CIMB Group Holdings Bhd.	7,500,000	20,305
East West Bancorp, Inc.	882,174	19,373
Sanlam Ltd.	4,680,000	19,094
Lloyds Banking Group PLC1	20,000,000	18,638
Berkshire Hathaway Inc., Class A1	140	17,542
Banco Santander, SA	1,423,743	16,529
Itaú Unibanco Holding SA, preferred nominative	687,500	16,381
Wells Fargo & Co.	500,000	15,850
DLF Ltd.	2,370,000	14,272
JPMorgan Chase & Co.	300,000	13,830
Sun Hung Kai Properties Ltd.	866,208	13,719
QBE Insurance Group Ltd.	750,000	13,708
ACE Ltd.	190,000	12,293
BNP Paribas SA	107,947	7,895
Ayala Land, Inc.	19,300,000	6,893
Banco De Oro Unibank, Inc.	5,500,000	6,577
CapitaMalls Asia Ltd.	3,887,000	5,489
		824,417

INFORMATION TECHNOLOGY — 11.79%
Texas Instruments Inc.	2,626,000	90,755
Yahoo! Inc.1	4,330,200	72,098
Oracle Corp.	2,055,000	68,575
Samsung Electronics Co. Ltd.	66,045	56,114
Nintendo Co., Ltd.	155,000	41,871
Microsoft Corp.	1,592,500	40,386
ASML Holding NV (New York registered)1	730,489	32,507
ASML Holding NV1	111,111	4,897
TE Connectivity Ltd.	1,066,250	37,127
First Solar, Inc.1	195,000	31,364
Apple Inc.1	78,000	27,179
Altera Corp.	550,000	24,211
Google Inc., Class A1	40,000	23,448
KLA-Tencor Corp.	412,921	19,560
SAP AG	300,000	18,367
Murata Manufacturing Co., Ltd.	240,000	17,283
Infosys Technologies Ltd.	210,000	15,263
Hewlett-Packard Co.	320,000	13,110
Infineon Technologies AG	1,275,000	13,073
Hon Hai Precision Industry Co., Ltd.	3,360,000	11,769
Cisco Systems, Inc.	635,000	10,890
Canon, Inc.	104,200	4,535
		674,382

HEALTH CARE — 11.08%
Novo Nordisk A/S, Class B	1,120,700	140,801
UnitedHealth Group Inc.	1,960,000	88,592
Aetna Inc.	1,070,000	40,050
Vertex Pharmaceuticals Inc.1	775,000	37,146
Merck & Co., Inc.	979,600	32,337
Novartis AG	580,000	31,460
Hospira, Inc.1	560,000	30,912
Bayer AG	349,300	27,048
Sonic Healthcare Ltd.	2,110,000	26,146
Smith & Nephew PLC	1,957,000	22,070
Stryker Corp.	355,000	21,584
Baxter International Inc.	390,000	20,970
UCB SA	515,020	19,557
Celgene Corp.1	335,000	19,273
CSL Ltd.	370,000	13,674
Roche Holding AG	90,000	12,856
Gilead Sciences, Inc.1	300,000	12,732
Mindray Medical International Ltd., Class A (ADR)1	435,000	10,962
Covance Inc.1	195,000	10,670
Intuitive Surgical, Inc.1	30,000	10,004
RHÖN-KLINIKUM AG, non-registered shares	216,000	4,684
		633,528

CONSUMER STAPLES — 10.14%
Unilever NV, depository receipts	2,505,000	78,546
Pernod Ricard SA	675,439	63,082
Anheuser-Busch InBev NV	1,017,025	57,934
METRO AG	694,130	47,430
Shoprite Holdings Ltd.	3,055,000	46,861
British American Tobacco PLC	820,500	32,932
Philip Morris International Inc.	500,000	32,815
Nestlé SA	530,000	30,381
Procter & Gamble Co.	450,000	27,720
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	23,920
Coca-Cola Co.	330,000	21,896
SABMiller PLC	600,000	21,248
Avon Products, Inc.	695,800	18,814
PepsiCo, Inc.	245,000	15,780
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	14,251
Woolworths Ltd.	475,483	13,220
Tesco PLC	2,100,000	12,835
Danone SA	150,430	9,827
Coca-Cola Hellenic Bottling Co. SA	180,000	4,834
C&C Group PLC	661,128	2,989
Japan Tobacco Inc.	731	2,641
		579,956

INDUSTRIALS — 9.81%
KBR, Inc.	1,713,000	64,700
United Technologies Corp.	652,000	55,192
Geberit AG	237,185	51,646
Tyco International Ltd.	1,133,750	50,758
Siemens AG	361,157	49,499
Vallourec SA	315,000	35,339
Vestas Wind Systems A/S1	807,370	35,019
Ingersoll-Rand PLC	600,000	28,986
Michael Page International PLC	3,026,000	24,951
IDEX Corp.	550,000	24,008
Union Pacific Corp.	222,000	21,829
Actuant Corp., Class A	720,000	20,880
Ryanair Holdings PLC (ADR)1	733,100	20,380
Komatsu Ltd.	580,700	19,722
Masco Corp.	1,125,000	15,660
Marubeni Corp.	2,000,000	14,403
Delta Air Lines, Inc.1	1,160,000	11,368
Schneider Electric SA	65,000	11,109
FANUC LTD	34,100	5,161
Macquarie Atlas Roads Group1	150,146	297
		560,907

ENERGY — 7.75%
TOTAL SA	1,045,000	63,615
Canadian Natural Resources, Ltd.	1,061,400	52,484
Chevron Corp.	480,000	51,566
Oil Search Ltd.	6,960,000	51,257
Royal Dutch Shell PLC, Class B	574,666	20,835
Royal Dutch Shell PLC, Class B (ADR)	233,643	17,112
INPEX CORP.	4,670	35,427
Schlumberger Ltd.	350,000	32,641
Tenaris SA (ADR)	640,000	31,654
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	16,172
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	13,505
Transocean Ltd.1	350,000	27,283
Suncor Energy Inc.	370,000	16,594
Imperial Oil Ltd.	257,928	13,180
		443,325

MATERIALS — 5.23%
Steel Dynamics, Inc.	3,400,000	63,818
Dow Chemical Co.	1,435,000	54,171
Sigma-Aldrich Corp.	485,000	30,865
Holcim Ltd	324,908	24,479
Akzo Nobel NV	338,100	23,230
Northam Platinum Ltd.	3,000,000	19,512
Potash Corp. of Saskatchewan Inc.	270,000	15,911
Barrick Gold Corp.	300,000	15,573
Impala Platinum Holdings Ltd.	500,000	14,467
Nitto Denko Corp.	200,000	10,604
First Quantum Minerals Ltd.	80,000	10,349
Alcoa Inc.	500,000	8,825
Rio Tinto PLC	100,000	7,025
		298,829

TELECOMMUNICATION SERVICES — 4.92%
América Móvil, SAB de CV, Series L (ADR)	1,770,000	102,837
América Móvil, SAB de CV, Series L	8,185,000	23,755
SOFTBANK CORP.	1,295,000	51,688
China Telecom Corp. Ltd., Class H	49,870,000	30,453
Koninklijke KPN NV	1,528,000	26,029
Telekom Austria AG, non-registered shares	1,470,256	21,503
Telefónica, SA	500,000	12,517
TalkTalk Telecom Group PLC	5,625,000	12,435
		281,217

UTILITIES — 1.63%
GDF SUEZ	1,122,805	45,748
SUEZ Environnement Co.	1,150,000	23,795
CLP Holdings Ltd.	1,600,000	12,938
International Power PLC	2,200,000	10,870
		93,351

MISCELLANEOUS — 2.60%
Other common stocks in initial period of acquisition		148,462

Total common stocks (cost: $3,855,015,000)		5,410,081

	Principal amount	Value
Short-term securities — 4.94%	(000)	(000)

U.S. Treasury Bills 0.185%–0.223% due 5/5/2011–1/12/2012	$99,800	$99,753
Freddie Mac 0.12%–0.24% due 6/20–7/26/2011	53,500	53,481
Fannie Mae 0.13% due 4/15/2011	38,100	38,098
Coca-Cola Co. 0.18% due 5/3/20114	35,000	34,994
Québec (Province of) 0.16% due 4/26/20114	25,000	24,997
John Deere Credit Ltd. 0.18% due 4/13/20114	21,000	20,999
NetJets Inc. 0.05% due 4/1/20114	10,000	10,000

Total short-term securities (cost: $282,304,000)		282,322

Total investment securities (cost: $4,137,319,000)		5,692,403
Other assets less liabilities		25,332

Net assets		$5,717,735

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,346,000, which represented .02% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $90,990,000, which represented 1.59% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$870,361	$—	$1,346	$871,707
Financials	824,417	—	—	824,417
Information technology	674,382	—	—	674,382
Health care	633,528	—	—	633,528
Consumer staples	579,956	—	—	579,956
Industrials	560,907	—	—	560,907
Energy	443,325	—	—	443,325
Materials	298,829	—	—	298,829
Telecommunication services	281,217	—	—	281,217
Utilites	93,351	—	—	93,351
Miscellaneous	148,462	—	—	148,462
Short-term securities	—	282,322	—	282,322
Total	$5,408,735	$282,322	$1,346	$5,692,403

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	appreciation	3/31/2011

Investment securities	$1,342	$4	$1,346

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):			$4

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,580,650
Gross unrealized depreciation on investment securities	(41,255)
Net unrealized appreciation on investment securities	1,539,395
Cost of investment securities for federal income tax purposes	4,153,008

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 91.46%	Shares	Value (000)

INFORMATION TECHNOLOGY — 16.91%
Kingboard Chemical Holdings Ltd.	11,066,500	$58,188
Hittite Microwave Corp.1	771,000	49,167
Kingboard Laminates Holdings Ltd.	55,486,509	46,295
AAC Acoustic Technologies Holdings Inc.	16,051,100	43,334
Rovi Corp.1	593,850	31,860
DTS, Inc.1	567,531	26,464
VTech Holdings Ltd.	2,124,000	24,097
Monster Worldwide, Inc.1	1,475,000	23,453
Delta Electronics (Thailand) PCL	26,316,000	23,275
Seoul Semiconductor Co., Ltd	545,000	21,289
Quantum Corp.1	8,423,211	21,227
Infotech Enterprises Ltd.	5,171,976	18,759
Ralink Technology Corp.	5,767,800	18,437
Limelight Networks, Inc.1	2,447,300	17,523
RichTek Technology Corp.	2,415,000	16,712
FormFactor, Inc.1	1,588,000	16,356
Demand Media, Inc.1	635,800	14,973
Semtech Corp.1	580,000	14,512
China High Precision Automation Group Ltd.	19,890,000	14,396
Kingdee International Software Group Co. Ltd.	21,486,000	13,480
Halma PLC	2,182,500	12,272
GSI Commerce, Inc.1	400,000	11,708
Youku.com Inc., Class A (ADR)1	246,146	11,694
Cirrus Logic, Inc.1	505,600	10,633
RealPage, Inc.1	356,000	9,872
SuccessFactors, Inc.1	235,000	9,186
AOL Inc.1	467,909	9,138
Hana Microelectronics PCL	11,370,000	9,022
PixArt Imaging Inc.	1,890,000	7,777
Spectris PLC	340,000	7,434
SemiLEDS Corp.1	460,800	7,253
Tripod Technology Corp.	1,484,000	6,535
Digital River, Inc.1	172,770	6,467
VanceInfo Technologies Inc. (ADR)1	205,000	6,439
Global Unichip Corp.	1,601,139	5,091
HiSoft Technology International Ltd. (ADR)1	245,000	4,589
Liquidity Services, Inc.1	256,406	4,579
Varian Semiconductor Equipment Associates, Inc.1	90,000	4,380
Wistron Corp.	2,752,072	4,361
Playtech Ltd.	745,000	4,111
Terremark Worldwide, Inc.1	202,500	3,848
Redington (India) Ltd.	1,458,300	2,618
OnMobile Global Ltd.1	470,000	2,556
OBIC Co., Ltd.	12,630	2,396
MKS Instruments, Inc.	45,000	1,499
HSW International, Inc.1	190,216	603
HSW International, Inc.1,2,3	67,431	152
Maxlinear, Inc., Class A1	25,300	207
Cognex Corp.	1,200	34
		680,251

CONSUMER DISCRETIONARY — 15.41%
Jumbo SA	6,196,770	47,950
Modern Times Group MTG AB, Class B	609,400	46,343
Galaxy Entertainment Group Ltd.1	27,238,000	39,639
Melco Crown Entertainment Ltd. (ADR)1	4,902,763	37,261
Hankook Tire Co., Ltd.	836,520	27,339
Minth Group Ltd.	16,092,000	26,976
CTC Media, Inc.	1,087,372	25,629
United Auto Group, Inc.1	1,268,400	25,393
Liberty Media Corp., Series A1	300,000	23,280
Lions Gate Entertainment Corp.1	3,450,000	21,563
John Wiley & Sons, Inc., Class A	414,896	21,093
Fourlis	2,320,000	19,727
AutoNation, Inc.1	550,000	19,454
Signet Jewelers Ltd.1	383,000	17,626
Golden Eagle Retail Group Ltd.	7,845,000	16,923
Stella International Holdings Ltd.	7,259,500	16,183
Pantaloon Retail (India) Ltd.	2,000,000	11,602
Pantaloon Retail (India) Ltd., Class B	200,000	807
CDON Group AB1	2,198,510	11,912
Shopper’s Stop Ltd.	1,480,000	11,453
Cheil Worldwide Inc.	843,500	11,150
Brunswick Corp.	430,000	10,935
Paddy Power PLC	236,000	10,335
HT Media Ltd.	3,060,000	10,255
Blue Nile, Inc.1	182,400	9,848
Mando Corp.	60,000	9,490
Group 1 Automotive, Inc.	200,000	8,560
Ekornes ASA	293,100	7,844
Mood Media Corp.1,4	2,125,000	6,554
Mood Media Corp.1	284,000	876
Arezzo Indústria e Comércio SA, ordinary nominative1	515,200	7,179
Rightmove PLC	395,665	6,030
Parkson Retail Group Ltd.	3,838,500	5,280
Delticom AG	53,500	4,841
P.F. Chang’s China Bistro, Inc.	100,000	4,619
Sky-mobi Ltd. (ADR)1	367,050	4,515
Toll Corp.1	225,000	4,448
Churchill Downs Inc.	100,000	4,150
Youngone Corp.	420,000	3,982
Boyd Gaming Corp.1	385,000	3,608
RadioShack Corp.	239,833	3,600
Intercontinental Hotels Group PLC	173,562	3,558
Great Wall Motor Co. Ltd., Class H	1,845,000	3,411
CFAO	80,000	3,003
GEOX SpA	257,000	1,617
Timberland Co., Class A1	35,900	1,482
Little Sheep Group Ltd., Class H	684,000	455
Ten Alps PLC1	2,600,000	130
Five Star Travel Corp.1,2,3	219,739	58
CEC Unet PLC1,2	14,911,148	—
		619,966

INDUSTRIALS — 14.49%
International Container Terminal Services, Inc.	47,285,000	45,433
Intertek Group PLC	1,295,000	42,255
Corrections Corporation of America1	1,091,400	26,630
MSC Industrial Direct Co., Inc., Class A	323,800	22,171
Cebu Air, Inc.1	11,450,000	20,974
Meyer Burger Technology AG1	461,000	20,804
Herman Miller, Inc.	720,000	19,793
Pursuit Dynamics PLC1,5	4,549,900	19,342
United Continental Holdings, Inc.1	714,000	16,415
Goodpack Ltd.	10,490,000	16,145
Johnson Electric Holdings Ltd.	27,405,000	16,066
Blount International, Inc.1	1,000,000	15,980
AMR Corp.1	2,450,000	15,827
Tiger Airways Holdings Ltd.1	12,469,000	14,343
Lonking Holdings Ltd.	19,930,000	14,015
Horizon North Logistics Inc.1	2,700,000	13,869
Lonrho PLC1	49,607,000	13,529
Jain Irrigation Systems Ltd.	3,358,000	13,471
Corporate Executive Board Co.	332,000	13,403
JVM Co., Ltd.1,5	411,500	12,567
Charter International PLC	905,000	11,731
Prysmian SpA	525,000	11,265
AirAsia Bhd.1	11,878,000	10,549
SATS Ltd.	4,510,000	8,981
Pipavav Shipyard Ltd.1	4,965,000	8,779
TrueBlue, Inc.1	515,661	8,658
Amtek Engineering Ltd.1	8,211,000	8,273
easyJet PLC1	1,498,000	8,192
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	710,500	7,811
Standard Parking Corp.1	430,200	7,640
BELIMO Holding AG1	3,450	7,508
Northgate PLC1	1,307,270	6,673
Hays PLC	3,180,000	5,933
Uponor Oyj	303,000	5,166
Landstar System, Inc.	110,679	5,056
Eveready Industries India Ltd.5	4,370,000	4,880
Seco Tools AB, Class B1	275,000	4,880
Haitian International Holdings Ltd.	3,790,000	4,872
S1 Corp.	88,000	4,517
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	4,489
Frigoglass SAIC	259,116	4,153
Kaba Holding AG	9,500	3,961
Houston Wire & Cable Co.	267,600	3,912
Shun Tak Holdings Ltd.	6,560,000	3,609
Geberit AG	16,500	3,593
Burckhardt Compression Holding AG	11,225	3,535
Carborundum Universal Ltd.	675,000	3,487
Mobile Mini, Inc.1	130,000	3,123
China Automation Group Ltd.	3,265,000	2,535
Heidelberger Druckmaschinen AG, non-registered shares1	441,000	2,087
Watsco, Inc.	28,000	1,952
Beacon Roofing Supply, Inc.1	95,000	1,945
Ellaktor SA	423,457	1,860
SEEK Ltd.	250,263	1,750
United Stationers Inc.	11,000	782
Sintex Industries Ltd.	203,200	692
Dalian Port (PDA) Co. Ltd., Class H	1,655,000	662
Downer EDI Ltd.	61,625	241
American Shipping Co. ASA1,2	131,538	124
Aker Philadelphia Shipyard ASA1,4	110,800	80
		582,968

HEALTH CARE — 9.63%
ZOLL Medical Corp.1	727,424	32,596
JSC Pharmstandard (GDR)1	946,865	26,465
Integra LifeSciences Holdings Corp.1	545,118	25,850
BioMarin Pharmaceutical Inc.1	839,800	21,104
athenahealth, Inc.1	467,002	21,076
Illumina, Inc.1	299,200	20,965
Savient Pharmaceuticals, Inc.1	1,949,291	20,662
Alere Inc.1	491,977	19,256
Omega Pharma NV	381,000	18,340
Cadence Pharmaceuticals, Inc.1	1,894,500	17,448
Volcano Corp.1	679,278	17,390
NuVasive, Inc.1	672,400	17,025
Fleury SA, ordinary nominative	1,050,500	15,603
Hill-Rom Holdings, Inc.	294,500	11,185
VCA Antech, Inc.1	439,000	11,054
Greatbatch, Inc.1	405,200	10,722
EGIS Nyrt.	93,800	9,973
Emergent BioSolutions Inc.1	345,000	8,335
Endo Pharmaceuticals Holdings Inc.1	197,600	7,540
Genomma Lab Internacional, SAB de CV, Series B1	3,250,000	7,358
ResMed Inc.1	200,000	6,000
Invacare Corp.	180,000	5,602
American Medical Systems Holdings, Inc.1	254,936	5,517
Fisher & Paykel Healthcare Corp. Ltd.	2,115,000	5,067
Myriad Genetics, Inc.1	250,400	5,046
Merck Ltd.	370,857	4,916
QRxPharma Ltd.1	3,000,000	4,810
ArthroCare Corp.1	136,000	4,534
Hologic, Inc.1	140,000	3,108
Array BioPharma Inc.1	645,400	1,975
MEDICA SA1	55,000	1,083
Ondine Biomedical Inc.1,4	174,666	58
Ondine Biomedical Inc. (GBP denominated)1,4	32,666	9
Ondine Biomedical Inc.1	26,666	9
		387,681

MATERIALS — 9.31%
African Minerals Ltd.1	8,105,000	65,075
Midas Holdings Ltd.5	46,865,000	27,885
Midas Holdings Ltd. (HKD denominated)5	14,900,000	8,812
Allied Gold Ltd.1	38,040,274	24,789
Allied Gold Ltd. (CDI)1	12,000,000	8,133
Allied Gold Ltd. (GBP denominated)1	3,800,000	2,576
Kenmare Resources PLC1	41,598,159	29,595
Kenmare Resources PLC1,4	7,047,991	5,014
OCI Materials Co., Ltd.	200,000	24,468
Jaguar Mining Inc.1	3,329,500	17,412
Eastern Platinum Ltd.1	8,975,000	12,035
Eastern Platinum Ltd.1,4	2,840,000	3,808
Cline Mining Corp.1	4,195,057	15,101
FUCHS PETROLUB AG	106,000	14,313
African Petroleum Corp. Ltd.1	10,090,909	10,751
Rusoro Mining Ltd.1,4	12,500,000	4,448
Rusoro Mining Ltd.1	13,030,432	4,637
Cheil Industries Inc.	69,500	7,381
Symrise AG	250,000	7,330
AK Steel Holding Corp.	455,000	7,180
Arkema SA	75,000	6,812
Hummingbird Resources PLC1	2,500,000	6,337
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.1	12,030,000	5,861
International Petroleum Ltd.1	30,022,763	5,279
China Forestry Holdings Co., Ltd.2	26,858,000	5,093
Harry Winston Diamond Corp. (CAD denominated)1	249,800	4,025
Harry Winston Diamond Corp.1	40,200	650
Aquarius Platinum Ltd.	827,728	4,589
Sika AG, non-registered shares	1,900	4,576
SOL SpA	520,000	4,105
Vicat S.A.	48,000	4,082
Huabao International Holdings Ltd.	2,409,000	3,704
Sirius Minerals PLC1	18,934,910	3,607
Mwana Africa PLC1,4,5	30,000,000	3,561
Mwana Africa PLC1,5	192,500	23
Mineral Deposits Ltd.1	208,985	1,569
Mineral Deposits Ltd. (CAD denominated)1	217,200	1,617
Engro Corp. Ltd.	1,128,600	2,720
China Shanshui Cement Group Ltd.	2,279,000	2,127
J.K. Cement Ltd.	560,000	1,771
Hard Creek Nickel Corp.1	2,995,650	1,391
Orsu Metals Corp.1	588,231	173
		374,415

ENERGY — 7.77%
InterOil Corp.1	554,235	41,368
Comstock Resources, Inc.1	1,327,000	41,057
Cimarex Energy Co.	309,000	35,609
BPZ Resources, Inc.1	5,395,872	28,652
Exillon Energy PLC1	4,162,455	27,378
Goodrich Petroleum Corp.1	685,000	15,221
Gulf Keystone Petroleum Ltd.1,4	4,700,000	11,423
Gulf Keystone Petroleum Ltd.1	1,070,531	2,602
Heritage Oil Ltd.	3,063,000	13,960
Circle Oil PLC1	22,687,000	13,284
Tethys Petroleum Ltd.1	8,112,100	12,300
Petroplus Holdings AG1	610,000	9,630
LNG Energy Ltd.1,4,5	16,500,000	9,190
Trap Oil Group PLC1,4,5	11,800,000	8,045
Aurelian Oil & Gas PLC1	5,301,514	6,166
Frontier Oil Corp.	200,000	5,864
Providence Resources PLC1	1,250,000	5,429
Wildhorse Energy Ltd.1,5	12,162,500	5,158
Dockwise Ltd.1	180,000	4,898
Petroleum Development Corp.1	95,000	4,561
Canadian Overseas Petroleum Ltd.1,4	8,000,000	4,538
Petrodorado Energy Ltd.1,4	6,800,000	3,121
Leni Gas & Oil PLC1,4,5	46,700,000	2,173
Argos Resources Ltd.1	2,245,000	1,107
		312,734

FINANCIALS — 7.16%
City National Corp.	376,405	21,474
BS Financial Group Inc.1	1,389,000	20,133
National Financial Partners Corp.1	1,273,700	18,787
Zions Bancorporation	745,000	17,180
Starwood Property Trust, Inc.	655,000	14,606
Banco Daycoval SA, preferred nominative	1,857,100	13,877
Dah Sing Banking Group Ltd.	8,250,000	12,770
East West Bancorp, Inc.	573,392	12,592
Banco Pine SA, preferred nominative	1,500,000	12,403
Banco Cruzeiro do Sul SA, preferred nominative	1,343,600	12,056
Punjab & Sind Bank1	4,871,965	11,952
PT Summarecon Agung Tbk	68,157,000	9,080
Portfolio Recovery Associates, Inc.1	104,000	8,853
Dah Sing Financial Holdings Ltd.	1,350,000	8,330
Airesis SA1,5	3,294,151	7,173
ARA Asset Management Ltd.	4,916,000	6,864
Colony Financial, Inc.	330,000	6,214
SVB Financial Group1	107,600	6,126
Sampath Bank Ltd.1	2,310,000	6,033
Kiatnakin Bank PCL	4,800,000	5,594
Indiabulls Financial Services Ltd.	1,368,000	4,749
Daegu Bank, Ltd.	284,800	4,673
Banco ABC Brasil SA, preferred nominative	594,000	4,511
TISCO Financial Group PCL	3,400,000	4,384
Frasers Centrepoint Trust	3,440,000	4,148
PT Agung Podomoro Land Tbk1	108,989,000	4,131
Hellenic Exchanges SA	430,500	3,783
Savills PLC	603,000	3,464
Gruppo MutuiOnline SpA	475,000	3,352
Paraná Banco SA, preferred nominative	382,280	2,803
United Bankshares, Inc.	105,000	2,784
First Southern Bancorp, Inc.1,2,3	232,830	2,757
Midland Holdings Ltd.	2,789,000	2,169
Mahindra Lifespace Developers Ltd.	220,356	1,905
Bao Viet Holdings	462,777	1,650
Synovus Financial Corp.	607,200	1,457
National Penn Bancshares, Inc.	144,300	1,117
Banco Panamericano SA, preferred nominative	292,700	1,042
Islamic Arab Insurance Co. (Salama)1	5,250,000	1,018
		287,994

UTILITIES — 2.58%
ENN Energy Holdings Ltd.	26,934,700	83,797
Hyflux Ltd	11,778,000	20,183
		103,980

CONSUMER STAPLES — 2.07%
Kernel Holding SA1	1,000,000	25,004
Strauss Group Ltd.	870,719	14,198
Nong Shim Co., Ltd.	40,505	8,973
Ruinian International Ltd.	12,720,000	8,912
Super Group Ltd.	6,420,000	6,570
Hite Brewery Co., Ltd.	64,300	6,360
Ralcorp Holdings, Inc.1	80,000	5,474
Synutra International, Inc.1	329,450	3,789
Drogasil SA, ordinary nominative	344,700	2,694
Godrej Consumer Products Ltd.	183,281	1,502
		83,476

TELECOMMUNICATION SERVICES — 1.26%
Leap Wireless International, Inc.1	906,500	14,042
Telephone and Data Systems, Inc.	415,000	13,985
MetroPCS Communications, Inc.1	592,339	9,620
tw telecom inc.1	350,000	6,720
Total Access Communication PCL	2,403,300	3,814
Partner Communications Co. Ltd.	125,000	2,376
		50,557

MISCELLANEOUS — 4.87%
Other common stocks in initial period of acquisition		196,028

Total common stocks (cost: $2,822,356,000)		3,680,050

Preferred securities — 0.07%

FINANCIALS — 0.07%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	111,560	2,923

Total preferred securities (cost: $2,108,000)		2,923

Rights & warrants — 0.08%

ENERGY — 0.04%
Petrodorado Energy Ltd., warrants, expire 20121,2,4	6,800,000	1,227
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,4	4,000,000	348
Leni Gas & Oil PLC, warrants, expire 20131,2,4,5	12,750,000	2
		1,577

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121	988,000	925

MATERIALS — 0.00%
Rusoro Mining Ltd., warrants, expire 20121,4	4,500,000	70
Rusoro Mining Ltd., warrants, expire 20121,2	755,882	—
Rusoro Mining Ltd., warrants, expire 20111,2	833,334	—
		70

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		603

Total rights & warrants (cost: $3,513,000)		3,175

Convertible securities — 0.33%	Shares or principal amount

FINANCIALS — 0.12%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	80,000	1,848
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	398	1,630
National Financial Partners Corp. 4.00% convertible notes 20174	$1,000,000	1,336
		4,814

TELECOMMUNICATION SERVICES — 0.10%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	$3,939

INFORMATION TECHNOLOGY — 0.05%
Quantum Corp. 3.50% convertible notes 20154	$2,100,000	2,069

MISCELLANEOUS — 0.06%
Other convertible securities in initial period of acquisition		2,355

Total convertible securities (cost: $10,118,000)		13,177

	Principal amount
Short-term securities — 8.31%	(000)

U.S. Treasury Bills 0.12%–0.183% due 4/14–7/21/2011	$77,400	77,396
Freddie Mac 0.175%–0.21% due 8/15–11/1/2011	56,353	56,286
Scotiabank Inc. 0.19% due 4/21/20114	22,900	22,897
Bank of Nova Scotia 0.25% due 5/17/2011	20,700	20,695
Barclays U.S. Funding Corp. 0.10% due 4/1/2011	25,300	25,300
Procter & Gamble Co. 0.16% due 4/25/20114	25,000	24,997
Wal-Mart Stores, Inc. 0.17% due 4/26/20114	21,800	21,797
Credit Suisse New York Branch 0.23% due 5/5/2011	21,300	21,295
Nestlé Finance International Ltd. 0.17% due 5/3/2011	20,800	20,797
Federal Home Loan Bank 0.125% due 6/22/2011	18,000	17,995
Caisse d’Amortissement de la Dette Sociale 0.21% due 4/26/20114	15,000	14,998
Electricité de France 0.23% due 5/27/20114	10,000	9,996

Total short-term securities (cost: $334,445,000)		334,449

Total investment securities (cost: $3,172,540,000)		4,033,774
Other assets less liabilities		(10,247)

Net assets		$4,023,527

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,391,000, which represented .28% of the net assets of the fund.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$4,913	$2,757	.07%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	1,630	.04
HSW International, Inc.	12/17/2007	2,075	152	.00
Five Star Travel Corp.	12/17/2007	55	58	.00
Total restricted securities		$7,441	$4,597	.11%

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $161,759,000, which represented 4.02% of the net assets of the fund.

5The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2011(000)

Midas Holdings Ltd.	46,865,000	—	—	46,865,000	$—	$27,885
Midas Holdings Ltd. (HKD denominated)	14,900,000	—	—	14,900,000	—	8,812
Pursuit Dynamics PLC	4,549,900	—	—	4,549,900	—	19,342
JVM Co., Ltd.	411,500	—	—	411,500	—	12,567
LNG Energy Ltd.	16,500,000	—	—	16,500,000	—	9,190
Trap Oil Group PLC	—	11,800,000	—	11,800,000	—	8,045
Airesis SA	3,294,151	—	—	3,294,151	—	7,173
Wildhorse Energy Ltd.	11,355,000	807,500	—	12,162,500	—	5,158
Eveready Industries India Ltd.	4,370,000	—	—	4,370,000	—	4,880
Mwana Africa PLC	30,000,000	—	—	30,000,000	—	3,561
Mwana Africa PLC	192,500	—	—	192,500	—	23
Leni Gas & Oil PLC	46,700,000	—	—	46,700,000	—	2,173
Leni Gas & Oil PLC, warrants, expire 2013	12,750,000	—	—	12,750,000	—	2
Allied Gold Ltd.*	38,040,274	—	—	38,040,274	—	—
Allied Gold Ltd. (CDI)*	12,000,000	—	—	12,000,000	—	—
Allied Gold Ltd. (GBP denominated)*	3,800,000	—	—	3,800,000	—	—
Gemfields Resources PLC*	12,000,000	—	12,000,000	—	—	—
Gemfields Resources PLC*	7,499,333	—	7,499,333	—	—	—
					$—	$108,811

*Unaffiliated issuer at 3/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$680,099	$—	$152	$680,251
Consumer discretionary	619,908	—	58	619,966
Industrials	582,844	124	—	582,968
Health care	387,681	—	—	387,681
Materials	369,322	—	5,093	374,415
Energy	312,734	—	—	312,734
Financials	285,237	—	2,757	287,994
Utilities	103,980	—	—	103,980
Consumer staples	83,476	—	—	83,476
Telecommunication services	50,557	—	—	50,557
Miscellaneous	196,028	—	—	196,028
Preferred securities	2,923	—	—	2,923
Rights & warrants	1,598	1,577	—	3,175
Convertible securities	1,848	9,699	1,630	13,177
Short-term securities	—	334,449	—	334,449
Total	$3,678,235	$345,849	$9,690	$4,033,774

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning					Ending
	value at	Transfers	Unrealized		Net realized	value at
	1/1/2011	into Level 3*	depreciation	Sales	gain	3/31/2011
Investment securities	$5,570	$12,545	$(8,424)	$(2)	$1	$9,690

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):						$(8,424)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,049,855
Gross unrealized depreciation on investment securities	(254,691)
Net unrealized appreciation on investment securities	795,164
Cost of investment securities for federal income tax purposes	3,238,610

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars

Growth Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 95.18%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.24%
Amazon.com, Inc.1	3,014,000	$542,912
Wynn Macau, Ltd.	178,400,800	497,689
Home Depot, Inc.	10,556,000	391,205
Chipotle Mexican Grill, Inc.1	1,241,400	338,120
CarMax, Inc.1	10,342,500	331,994
lululemon athletica inc.1,2	3,700,000	329,485
Johnson Controls, Inc.	6,299,100	261,854
Sirius XM Radio Inc.1	117,800,000	195,548
Tiffany & Co.	2,953,000	181,432
Wynn Resorts, Ltd.	1,420,000	180,695
Las Vegas Sands Corp.1	4,160,000	175,635
Starbucks Corp.	3,500,000	129,325
DIRECTV, Class A1	2,670,000	124,956
Harman International Industries, Inc.	2,245,000	105,111
NIKE, Inc., Class B	1,320,000	99,924
Time Warner Inc.	2,733,333	97,580
Marriott International, Inc., Class A	2,514,430	89,463
Penn National Gaming, Inc.1	2,363,000	87,573
Lowe’s Companies, Inc.	2,946,000	77,863
Comcast Corp., Class A	3,145,000	77,744
WMS Industries Inc.1	2,086,000	73,740
Shaw Communications Inc., Class B, nonvoting	3,250,000	68,477
Virgin Media Inc.	2,420,000	67,252
General Motors Co.1	2,113,100	65,569
Best Buy Co., Inc.	2,100,000	60,312
Blue Nile, Inc.1,2	1,043,000	56,312
Shimano Inc.	1,100,000	54,947
Strayer Education, Inc.	400,000	52,196
Target Corp.	786,400	39,328
Capella Education Co.1	784,407	39,056
Toyota Motor Corp.	765,000	30,810
Sands China Ltd.1	13,770,000	30,732
Time Warner Cable Inc.	430,000	30,676
Sony Corp.	800,000	25,621
McGraw-Hill Companies, Inc.	610,550	24,056
Naspers Ltd., Class N	398,000	21,415
Ford Motor Co.1	1,400,000	20,874
		5,077,481

INFORMATION TECHNOLOGY — 15.19%
Apple Inc.1	1,940,000	675,993
Google Inc., Class A1	1,103,000	646,590
EMC Corp.1	18,815,000	499,538
First Solar, Inc.1	2,885,095	464,039
Texas Instruments Inc.	6,175,000	213,408
Lender Processing Services, Inc.2	5,785,000	186,219
Fidelity National Information Services, Inc.	5,403,263	176,633
FLIR Systems, Inc.	4,080,800	141,236
Corning Inc.	6,687,400	137,961
Avago Technologies Ltd.	4,370,700	135,929
Juniper Networks, Inc.1	2,500,000	105,200
Compuware Corp.1	8,600,000	99,330
ASML Holding NV	2,250,000	99,169
Linear Technology Corp.	2,895,000	97,359
Visa Inc., Class A	1,307,028	96,223
VeriSign, Inc.	2,588,400	93,726
Microsoft Corp.	3,406,350	86,385
International Business Machines Corp.	500,000	81,535
Arm Holdings PLC	8,525,000	78,636
Samsung Electronics Co. Ltd.	81,000	68,820
KLA-Tencor Corp.	1,400,000	66,318
Dolby Laboratories, Inc., Class A1	1,166,221	57,390
Yahoo! Inc.1	2,465,000	41,042
TE Connectivity Ltd.	1,149,125	40,012
Heartland Payment Systems, Inc.	1,787,519	31,335
Digital River, Inc.1	810,000	30,318
Automatic Data Processing, Inc.	455,000	23,346
		4,473,690

ENERGY — 15.14%
Suncor Energy Inc.	12,185,603	546,498
Canadian Natural Resources, Ltd.	7,251,400	358,568
Pacific Rubiales Energy Corp.	12,550,000	348,216
Schlumberger Ltd.	3,478,700	324,424
Concho Resources Inc.1	2,500,000	268,250
Tenaris SA (ADR)	5,410,000	267,579
Denbury Resources Inc.1	9,810,800	239,384
Apache Corp.	1,815,000	237,620
Noble Energy, Inc.	2,400,000	231,960
Core Laboratories NV	2,200,000	224,774
MEG Energy Corp.1	3,000,000	151,810
Oceaneering International, Inc.1	1,500,000	134,175
Murphy Oil Corp.	1,636,000	120,115
Rosetta Resources Inc.1	2,400,000	114,096
Oasis Petroleum Inc.1	3,570,000	112,883
Devon Energy Corp.	1,100,000	100,947
Talisman Energy Inc.	4,000,000	98,800
FMC Technologies, Inc.1	1,000,000	94,480
Cimarex Energy Co.	740,000	85,278
Crescent Point Energy Corp.	1,700,000	82,501
BG Group PLC	3,050,000	75,887
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	73,240
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	64,688
EOG Resources, Inc.	500,000	59,255
Cobalt International Energy, Inc.1	2,500,000	42,025
		4,457,453

FINANCIALS — 14.75%
Wells Fargo & Co.	20,350,996	645,127
Goldman Sachs Group, Inc.	3,350,000	530,875
Berkshire Hathaway Inc., Class A1	2,115	265,010
Bank of America Corp.	16,430,000	219,012
Citigroup Inc.1	43,645,000	192,911
American Express Co.	4,200,000	189,840
Fairfax Financial Holdings Ltd.	230,000	86,896
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	81,276
JPMorgan Chase & Co.	3,628,200	167,260
Onex Corp.	4,600,500	161,290
Aon Corp.	2,930,000	155,173
Agricultural Bank of China, Class H1	261,494,000	148,252
XL Group PLC	5,500,000	135,300
YES BANK Ltd.	17,080,000	118,577
Bank of Nova Scotia	1,865,000	114,439
Industrial and Commercial Bank of China Ltd., Class H	124,355,000	103,275
PNC Financial Services Group, Inc.	1,532,480	96,531
Morgan Stanley	3,000,000	81,960
Moody’s Corp.	2,250,000	76,298
Jefferies Group, Inc.	3,000,000	74,820
Marsh & McLennan Companies, Inc.	2,500,000	74,525
ACE Ltd.	1,115,000	72,140
Hancock Holding Co.	2,040,000	66,994
New York Community Bancorp, Inc.	3,400,000	58,684
Toronto-Dominion Bank	645,000	57,082
ICICI Bank Ltd. (ADR)	1,125,000	56,059
MB Financial, Inc.	2,535,500	53,144
Northern Trust Corp.	982,000	49,836
AMP Ltd.	8,254,834	46,363
Old National Bancorp	3,875,925	41,550
Bond Street Holdings LLC, Class A1,3,4	1,625,000	37,018
Bank of New York Mellon Corp.	1,150,000	34,351
Laurentian Bank of Canada	630,000	32,894
Sterling Financial Corp.1,5	1,221,592	20,462
		4,345,224

HEALTH CARE — 9.88%
Intuitive Surgical, Inc.1	1,250,000	416,825
Vertex Pharmaceuticals Inc.1	5,269,246	252,555
Hospira, Inc.1	4,150,000	229,080
UnitedHealth Group Inc.	4,099,700	185,307
Gilead Sciences, Inc.1	4,030,000	171,033
Covance Inc.1	2,845,000	155,678
Grifols, SA	8,770,000	152,875
Edwards Lifesciences Corp.1	1,500,000	130,500
ResMed Inc.1	4,070,000	122,100
Allergan, Inc.	1,620,000	115,052
Celgene Corp.1	1,880,000	108,156
Baxter International Inc.	1,930,000	103,776
Incyte Corp.1,2	6,420,000	101,757
Amgen Inc.1	1,775,197	94,884
PT Kalbe Farma Tbk	236,313,500	92,273
HCA Holdings, Inc.1	2,148,900	72,783
Regeneron Pharmaceuticals, Inc.1	1,547,161	69,530
Merck & Co., Inc.	1,981,130	65,397
McKesson Corp.	665,000	52,568
Shire Ltd. (ADR)	538,800	46,930
QIAGEN NV1	2,090,000	41,905
Pharmasset, Inc.1	500,000	39,355
Aetna Inc.	1,000,000	37,430
Stryker Corp.	500,000	30,400
Aveta Inc.3,4	2,843,000	20,612
Fresenius SE1,4	357,094	—
		2,908,761

MATERIALS — 9.52%
Potash Corp. of Saskatchewan Inc.	6,960,300	410,170
Barrick Gold Corp.	7,250,000	376,348
Newmont Mining Corp.	5,487,695	299,518
Rio Tinto PLC	3,902,955	274,174
Freeport-McMoRan Copper & Gold Inc.	4,000,000	222,200
Cliffs Natural Resources Inc.	2,100,000	206,388
Walter Energy, Inc.	1,300,000	176,059
FMC Corp.	2,000,000	169,860
Gold Fields Ltd.	8,000,000	140,074
Praxair, Inc.	1,135,000	115,316
Monsanto Co.	1,252,600	90,513
LyondellBasell Industries NV, Class A1	1,725,000	68,224
Dow Chemical Co.	1,674,900	63,227
First Quantum Minerals Ltd.	402,700	52,096
HudBay Minerals Inc.	3,000,000	48,860
Huntsman Corp.	2,725,000	47,361
CRH PLC	1,922,619	44,086
		2,804,474

INDUSTRIALS — 6.98%
Stericycle, Inc.1	3,390,000	300,591
Boeing Co.	3,065,000	226,595
Lockheed Martin Corp.	1,820,000	146,328
Ingersoll-Rand PLC	2,930,000	141,548
CSX Corp.	1,385,000	108,861
General Dynamics Corp.	1,300,000	99,528
PACCAR Inc	1,850,000	96,848
Air Lease Corp., Class A1,2,3,4	4,183,448	83,669
Wolseley PLC1	2,415,000	81,318
United Technologies Corp.	900,000	76,185
Northrop Grumman Corp.	1,150,000	72,117
Roper Industries, Inc.	800,000	69,168
Iron Mountain Inc.	2,065,600	64,509
General Electric Co.	3,000,000	60,150
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	51,432
MTU Aero Engines Holding AG	737,629	50,021
MSC Industrial Direct Co., Inc., Class A	700,000	47,929
W.W. Grainger, Inc.	335,000	46,123
Vestas Wind Systems A/S1	915,000	39,687
Grafton Group PLC, units	7,866,000	36,899
Graco Inc.	700,000	31,843
Honeywell International Inc.	515,000	30,751
Union Pacific Corp.	270,000	26,549
Fastenal Co.	295,000	19,125
FedEx Corp.	200,000	18,710
Raytheon Co.	246,000	12,514
TransDigm Group Inc.1	138,000	11,569
Tyco International Ltd.	127,300	5,699
		2,056,266

CONSUMER STAPLES — 3.18%
Philip Morris International Inc.	3,530,000	231,674
Costco Wholesale Corp.	2,645,000	193,931
Altria Group, Inc.	4,050,000	105,422
Estée Lauder Companies Inc., Class A	985,000	94,915
AMOREPACIFIC Corp.	82,000	78,117
Diageo PLC	3,500,000	66,534
Procter & Gamble Co.	1,035,000	63,756
CVS/Caremark Corp.	1,600,000	54,912
PepsiCo, Inc.	750,000	48,307
		937,568

TELECOMMUNICATION SERVICES — 1.87%
Qwest Communications International Inc.	25,000,000	170,750
SOFTBANK CORP.	4,252,600	169,736
América Móvil, SAB de CV, Series L (ADR)	1,995,000	115,909
American Tower Corp., Class A1	1,150,000	59,593
Telephone and Data Systems, Inc., special common shares	1,190,000	35,129
		551,117

UTILITIES — 0.49%
Edison International	2,400,000	87,816
KGen Power Corp.1,2,3,4	3,166,128	34,827
RRI Energy, Inc.1	5,696,500	21,704
		144,347

MISCELLANEOUS — 0.94%
Other common stocks in initial period of acquisition		275,535

Total common stocks (cost: $18,926,118,000)		28,031,916

Preferred securities — 0.03%

INFORMATION TECHNOLOGY — 0.03%
Zynga Inc., Class C1,3,4	302,942	8,500

Total preferred securities (cost: $8,500,000)		8,500

Convertible securities — 0.16%

CONSUMER DISCRETIONARY — 0.16%
Groupon Inc., Series G, convertible preferred1,3,4	1,266,224	48,117

Total convertible securities (cost: $40,000,000)		48,117

	Principal amount
Short-term securities — 4.21%	(000)

Freddie Mac 0.12%–0.341% due 4/11–12/12/2011	$549,028	548,820
Fannie Mae 0.13%–0.20% due 4/15–10/3/2011	244,920	244,817
Federal Home Loan Bank 0.12%–0.20% due 4/27–5/11/2011	132,590	132,576
U.S. Treasury Bills 0.145%–0.187% due 5/12–7/28/2011	130,900	130,885
Procter & Gamble International Funding S.C.A. 0.13%–0.15% due 4/5–4/19/20115	81,500	81,496
Federal Farm Credit Banks 0.20% due 6/6/2011	66,000	65,987
Coca-Cola Co. 0.17% due 5/23/20115	24,000	23,994
Straight-A Funding LLC 0.25% due 4/6/20115	9,740	9,740

Total short-term securities (cost: $1,238,154,000)		1,238,315

Total investment securities (cost: $20,212,772,000)		29,326,848
Other assets less liabilities		123,207

Net assets		$29,450,055

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Air Lease Corp., Class A	6/30/2010	$83,669	$83,669	.28%
Groupon Inc., Series G, convertible preferred	12/17/2010	40,000	48,117	.16
Bond Street Holdings LLC, Class A	8/6/2010	34,125	37,018	.13
KGen Power Corp.	12/19/2006	44,326	34,827	.12
Aveta Inc.	12/21/2005	38,381	20,612	.07
Zynga Inc., Class C	2/18/2011	8,500	8,500	.03
Total restricted securities		$249,001	$232,743	.79%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $232,743,000, which represented .79% of the net assets of the fund.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $135,692,000, which represented .46% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2011(000)

lululemon athletica inc.	4,000,000	—	300,000	3,700,000	$—	$329,485
Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	579	186,219
Incyte Corp.	2,927,700	3,492,300	—	6,420,000	—	101,757
Air Lease Corp., Class A	4,183,448	—	—	4,183,448	—	83,669
Blue Nile, Inc.	1,043,000	—	—	1,043,000	—	56,312
KGen Power Corp.	3,166,128	—	—	3,166,128	—	34,827
Capella Education Co.*	1,086,826	—	302,419	784,407	—	—
					$579	$792,269
*Unaffiliated issuer at 3/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$5,077,481	$—	$—	$5,077,481
Information technology	4,473,690	—	—	4,473,690
Energy	4,457,453	—	—	4,457,453
Financials	4,308,206	—	37,018	4,345,224
Health care	2,888,149	20,612	—	2,908,761
Materials	2,804,474	—	—	2,804,474
Industrials	1,972,597	—	83,669	2,056,266
Consumer staples	937,568	—	—	937,568
Telecommunication services	551,117	—	—	551,117
Utilities	109,520	—	34,827	144,347
Miscellaneous	275,535	—	—	275,535
Preferred securities	—	—	8,500	8,500
Convertible securities	—	—	48,117	48,117
Short-term securities	—	1,238,315	—	1,238,315
Total	$27,855,790	$1,258,927	$212,131	$29,326,848

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning			Ending
	value at		Unrealized	value at
	1/1/2011	Purchases	appreciation	3/31/2011

Investment securities	$192,347	$8,501	$11,283	$212,131

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):				$11,283

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,363,923
Gross unrealized depreciation on investment securities	(469,991)
Net unrealized appreciation on investment securities	8,893,932
Cost of investment securities for federal income tax purposes	20,432,916

Key to abbreviations

ADR = American Depositary Receipts
CAD= Canadian dollars

International Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 97.61%	Shares	Value (000)

FINANCIALS — 21.04%
Prudential PLC	18,909,470	$214,314
BNP Paribas SA	2,272,219	166,194
Erste Bank der oesterreichischen Sparkassen AG	3,088,804	155,859
Credit Suisse Group AG	3,176,613	134,984
Bank of China Ltd., Class H	228,632,800	127,271
Lloyds Banking Group PLC1	123,074,399	114,691
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,456,150	107,170
Ping An Insurance (Group) Co. of China, Ltd., Class H	10,136,000	102,747
AIA Group Ltd.1	31,561,700	97,178
UniCredit SpA	33,836,448	83,630
Housing Development Finance Corp. Ltd.	4,845,000	76,182
Longfor Properties Co. Ltd.	41,501,500	70,000
Banco Bradesco SA, preferred nominative	3,382,636	69,097
Banco Santander, SA	5,760,266	66,875
China Taiping Insurance Holdings Co. Ltd.1	21,635,000	63,832
China Construction Bank Corp., Class H	60,840,200	57,019
China Pacific Insurance (Group) Co., Ltd., Class H	12,800,000	53,810
Sun Hung Kai Properties Ltd.	2,449,000	38,788
OTP Bank PLC1	1,300,000	38,469
Sino Land Co. Ltd.	17,382,000	30,882
UBS AG1	1,587,941	28,491
HSBC Holdings PLC (Hong Kong)	2,500,000	26,274
Société Générale	365,187	23,729
Deutsche Börse AG	309,700	23,503
CapitaMalls Asia Ltd.	16,401,000	23,161
Resona Holdings, Inc.	4,826,400	22,977
Shinhan Financial Group Co., Ltd.	464,000	21,086
Banco Santander (Brasil) SA, units (ADR)	743,000	9,109
Banco Santander (Brasil) SA, units	743,000	9,011
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	16,585
Woori Finance Holdings Co., Ltd.	1,224,930	16,248
AXA SA	683,312	14,279
Hana Financial Holdings	320,000	13,842
Sampo Oyj, Class A	390,000	12,441
Admiral Group PLC	393,139	9,801
Deutsche Bank AG	166,500	9,789
HDFC Bank Ltd.	173,000	9,100
Chongqing Rural Commercial Bank Co., Ltd., Class H1	10,513,000	7,217
Agricultural Bank of China, Class H1	8,100,000	4,592
Hongkong Land Holdings Ltd.	610,000	4,270
Samsung Card Co., Ltd.	70,000	3,542
PT Bank Negara Indonesia (Persero) Tbk	7,190,500	3,283
Kerry Properties Ltd.	651,180	3,257
		2,184,579

INDUSTRIALS — 12.34%
Ryanair Holdings PLC (ADR)	5,151,400	143,209
Fiat Industrial SpA1	7,507,800	107,784
Wolseley PLC1	3,188,152	107,352
BAE Systems PLC	18,804,000	98,007
Samsung Engineering Co., Ltd.	465,000	88,596
Atlas Copco AB, Class A	1,983,000	52,717
Atlas Copco AB, Class B	1,161,000	28,069
SMC Corp.	470,000	77,354
Schneider Electric SA	426,925	72,968
Siemens AG	446,000	61,128
Marubeni Corp.	7,675,000	55,270
ASSA ABLOY AB, Class B	1,865,000	53,628
Jardine Matheson Holdings Ltd.	987,600	43,988
Asahi Glass Co., Ltd.	3,060,000	38,480
Serco Group PLC	3,815,000	34,150
Hutchison Port Holdings Trust1,2	30,339,000	30,036
Nidec Corp.	250,000	21,640
Bureau Veritas SA	226,046	17,754
China Merchants Holdings (International) Co., Ltd.	4,189,847	17,694
Geberit AG	75,000	16,331
Brambles Ltd.	2,020,000	14,793
Legrand SA	308,000	12,813
TNT NV	494,491	12,684
Vestas Wind Systems A/S1	270,333	11,725
AB Volvo, Class B1	650,000	11,431
Qantas Airways Ltd.1	4,600,000	10,372
Komatsu Ltd.	260,000	8,830
Kühne + Nagel International AG	55,000	7,695
KONE Oyj, Class B	130,000	7,480
Aggreko PLC	285,000	7,205
SGS SA	3,700	6,586
Daikin Industries, Ltd.	108,300	3,243
		1,281,012

HEALTH CARE — 11.91%
Bayer AG	5,040,023	390,278
Novartis AG	5,544,613	300,743
Teva Pharmaceutical Industries Ltd. (ADR)	3,398,000	170,478
Mindray Medical International Ltd., Class A (ADR)1	5,491,000	138,373
Merck KGaA	972,655	87,780
JSC Pharmstandard (GDR)1	1,280,000	35,776
JSC Pharmstandard (GDR)1,2	307,300	8,589
Terumo Corp.	700,000	36,902
Richter Gedeon Nyrt	137,000	28,479
Essilor International	272,000	20,199
UCB SA	500,000	18,987
		1,236,584

INFORMATION TECHNOLOGY — 10.50%
NetEase.com, Inc. (ADR)1	2,651,062	131,254
Canon, Inc.	2,738,900	119,197
Murata Manufacturing Co., Ltd.	1,413,000	101,754
HOYA CORP.	4,158,300	94,884
HTC Corp.	1,820,000	71,175
Delta Electronics, Inc.	15,575,867	61,707
Nintendo Co., Ltd.	222,800	60,187
Samsung Electronics Co. Ltd.	70,300	59,729
SAP AG	859,449	52,618
Rohm Co., Ltd.	813,600	50,960
Tokyo Electron Ltd.	875,000	48,231
MediaTek Inc.	3,996,101	45,931
Redecard SA, ordinary nominative	2,605,000	38,373
Acer Inc.	17,657,556	36,028
Ibiden Co., Ltd.	730,000	23,055
Compal Electronics, Inc.	19,480,136	19,343
Hon Hai Precision Industry Co., Ltd.	5,152,000	18,045
NXP Semiconductors NV1	575,000	17,250
Hirose Electric Co., Ltd.	123,600	13,314
Nokia Corp.	1,400,000	11,974
Nippon Electric Glass Co., Ltd.	640,000	9,064
Keyence Corp.	24,000	6,143
		1,090,216

CONSUMER DISCRETIONARY — 9.88%
Daimler AG1	2,607,000	184,178
British Sky Broadcasting Group PLC	8,629,500	114,209
Hyundai Motor Co.	516,300	95,546
Industria de Diseño Textil, SA	1,150,000	92,278
Fiat SpA	7,507,800	67,990
Techtronic Industries Co. Ltd.	40,554,000	56,307
Marks and Spencer Group PLC	9,880,000	53,365
Honda Motor Co., Ltd.	1,302,000	48,915
PT Astra International Tbk	6,360,000	41,633
adidas AG, non-registered shares	580,000	36,541
Kia Motors Corp.	577,000	36,294
Yamada Denki Co., Ltd.	441,220	29,758
Cie. Générale des Établissements Michelin, Class B	321,934	27,192
Li & Fung Ltd.	5,090,000	26,076
Shangri-La Asia Ltd.	8,894,000	22,982
Porsche Automobil Holding SE, nonvoting preferred	285,000	18,664
Bayerische Motoren Werke AG	145,000	12,073
Toyota Motor Corp.	251,500	10,129
Esprit Holdings Ltd.	2,204,714	10,118
OPAP SA	429,330	9,194
Dongfeng Motor Group Co., Ltd., Class H	4,392,000	7,476
Belle International Holdings Ltd.	3,900,000	7,150
Multi Screen Media Private Ltd.1,3,4	82,217	6,853
Kesa Electricals PLC	3,173,300	6,144
LG Electronics Inc.	52,500	5,025
		1,026,090

TELECOMMUNICATION SERVICES — 8.65%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	230,163
MTN Group Ltd.	9,849,900	198,847
Hellenic Telecommunications Organization SA	6,910,000	77,168
SOFTBANK CORP.	1,715,000	68,452
Axiata Group Bhd.1	37,235,000	58,888
Philippine Long Distance Telephone Co.	726,800	38,919
Philippine Long Distance Telephone Co. (ADR)	340,000	18,190
Millicom International Cellular SA	514,700	49,499
Telekom Austria AG, non-registered shares	3,182,804	46,550
TeliaSonera AB	4,035,000	34,872
Bharti Airtel Ltd.	3,587,800	28,754
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	17,230,500	14,544
OJSC Mobile TeleSystems (ADR)	437,500	9,288
Vodafone Group PLC	2,666,250	7,549
Turkcell Iletisim Hizmetleri AS	1,250,000	7,399
Koninklijke KPN NV	290,200	4,943
France Télécom SA	175,000	3,921
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		897,946

CONSUMER STAPLES — 8.47%
Nestlé SA	3,404,800	195,169
Anheuser-Busch InBev NV	2,436,414	138,789
Anheuser-Busch InBev NV, VVPR STRIPS1	1,189,792	8
Pernod Ricard SA	1,232,706	115,127
Imperial Tobacco Group PLC	3,200,000	98,921
Danone SA	1,234,806	80,665
L’Oréal SA	512,000	59,645
Wilmar International Ltd.	10,019,000	43,398
Koninklijke Ahold NV	2,768,000	37,141
Asahi Breweries, Ltd.	1,985,300	33,009
British American Tobacco PLC	612,000	24,564
Wesfarmers Ltd.	430,304	14,145
SABMiller PLC	379,600	13,443
Tesco PLC	1,923,357	11,755
Foster’s Group Ltd.	1,258,520	7,446
Shinsegae Co., Ltd.	16,458	3,916
Tingyi (Cayman Islands) Holding Corp.	1,150,000	2,812
		879,953

MATERIALS — 5.66%
ArcelorMittal	4,803,500	173,762
Linde AG	814,600	128,664
Syngenta AG	170,200	55,313
Svenska Cellulosa AB SCA, Class B	2,615,000	42,092
CRH PLC	1,686,701	38,676
PT Semen Gresik (Persero) Tbk	30,896,000	32,289
Nitto Denko Corp.	552,000	29,266
POSCO	63,560	29,261
Givaudan SA	19,832	19,940
BASF SE	210,000	18,163
Amcor Ltd.	1,400,000	10,223
Akzo Nobel NV	93,000	6,390
Impala Platinum Holdings Ltd.	125,000	3,617
		587,656

ENERGY — 5.61%
BP PLC	29,190,137	212,594
Royal Dutch Shell PLC, Class B	2,200,000	79,761
Royal Dutch Shell PLC, Class A	372,000	13,520
OAO Gazprom (ADR)	2,130,000	68,948
Eni SpA	2,806,000	68,916
Reliance Industries Ltd.	1,785,000	41,992
Woodside Petroleum Ltd.	438,750	21,239
OJSC OC Rosneft (GDR)	1,660,000	15,164
China National Offshore Oil Corp.	4,850,000	12,221
INPEX CORP.	1,600	12,137
PTT PCL	1,000,000	11,704
Sasol Ltd.	158,820	9,191
TOTAL SA	150,000	9,131
Cairn Energy PLC1	832,000	6,168
		582,686

UTILITIES — 2.75%
Power Grid Corp. of India Ltd.	49,976,640	114,197
GDF SUEZ	2,409,264	98,164
Scottish and Southern Energy PLC	1,746,800	35,336
International Power PLC	2,830,000	13,983
SUEZ Environnement Co.	667,842	13,818
CEZ, a s	205,000	10,477
		285,975

MISCELLANEOUS — 0.80%
Other common stocks in initial period of acquisition		83,119

Total common stocks (cost: $7,901,547,000)		10,135,816

	Principal amount
Preferred securities — 0.05%	(000)

FINANCIALS — 0.05%
Barclays Bank PLC, Series RCI, 14.00%5	$2,535	5,327

Total preferred securities (cost: $4,167,000)		5,327

Rights & warrants — 0.02%

MISCELLANEOUS — 0.02%
Other rights & warrants in initial period of acquisition		2,471

Total rights & warrants (cost: $3,352,000)		2,471

Bonds, notes & other debt instruments — 0.10%

FINANCIALS — 0.10%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	10,023

Total bonds, notes & other debt instruments (cost: $9,431,000)		10,023

Short-term securities — 1.69%

Freddie Mac 0.175%–0.185% due 4/11–8/8/2011	$70,100	70,070
Toyota Motor Credit Corp. 0.10% due 4/1/2011	39,000	39,000
Old Line Funding, LLC 0.25% due 7/8/20112	25,000	24,983
Bank of Nova Scotia 0.17% due 5/2/2011	21,400	21,397
Jupiter Securitization Co., LLC 0.21% due 4/13/20112	14,800	14,799
Nordea North America, Inc. 0.28% due 4/13/2011	5,050	5,049

Total short-term securities (cost: $175,296,000)		175,298

Total investment securities (cost: $8,093,793,000)		10,328,935
Other assets less liabilities		54,633

Net assets		$10,383,568

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $78,407,000, which represented .76% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$6,853	.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total private placement securities		$32,657	$6,853	.07%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,853,000, which represented .07% of the net assets of the fund.
5Coupon rate may change periodically.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$2,184,579	$—	$—	$2,184,579
Industrials	1,281,012	—	—	1,281,012
Health care	1,236,584	—	—	1,236,584
Information technology	1,090,216	—	—	1,090,216
Consumer discretionary	1,019,237	—	6,853	1,026,090
Telecommunication services	897,946	—	—	897,946
Consumer staples	879,953	—	—	879,953
Materials	587,656	—	—	587,656
Energy	582,686	—	—	582,686
Utilities	285,975	—	—	285,975
Miscellaneous	83,119	—	—	83,119
Preferred securities	—	5,327	—	5,327
Rights & warrants	2,471	—	—	2,471
Bonds, notes & other debt instruments	—	10,023	—	10,023
Short-term securities	—	175,298	—	175,298
Total	$10,131,434	$190,648	$6,853	$10,328,935

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	appreciation	3/31/2011

Investment securities	$6,835	$18	$6,853

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):			$18

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,459,538
Gross unrealized depreciation on investment securities	(296,376)
Net unrealized appreciation on investment securities	2,163,162
Cost of investment securities for federal income tax purposes	8,165,773

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

New World Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 84.65%	Shares	Value (000)

CONSUMER STAPLES — 15.77%
OJSC Magnit (GDR)	1,135,000	$34,402
OJSC Magnit (GDR)1	64,500	1,955
Shoprite Holdings Ltd.	1,980,000	30,372
Wal-Mart de México, SAB de CV, Series V (ADR)	786,000	23,501
Wal-Mart de México, SAB de CV, Series V	1,410,000	4,224
Nestlé SA	465,000	26,655
Anheuser-Busch InBev NV	392,420	22,354
China Yurun Food Group Ltd.	6,119,000	20,532
SABMiller PLC	562,500	19,920
Tesco PLC	3,222,418	19,695
Coca-Cola Co.	259,500	17,218
British American Tobacco PLC	393,000	15,774
Pernod Ricard SA	159,600	14,906
X5 Retail Group NV (GDR)1,2	264,876	11,164
X5 Retail Group NV (GDR)2	74,200	3,127
United Spirits Ltd.	580,142	13,332
Unilever NV, depository receipts	354,500	11,115
Olam International Ltd.	4,580,829	10,176
Procter & Gamble Co.	160,000	9,856
Grupo Nacional de Chocolates SA	782,500	9,826
IOI Corp. Bhd.	5,097,066	9,693
PepsiCo, Inc.	150,000	9,661
Grupo Modelo, SAB de CV, Series C	1,515,000	9,060
Wilmar International Ltd.	2,000,000	8,663
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	300,000	8,493
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	8,055
Grupo Comercial Chedraui, SAB de CV, Class B2	2,370,300	7,634
Avon Products, Inc.	232,200	6,279
Beiersdorf AG	100,000	6,103
Danone SA	51,872	3,389
Tingyi (Cayman Islands) Holding Corp.	1,206,000	2,949
Poslovni sistem Mercator, dd	11,274	2,796
Japan Tobacco Inc.	603	2,178
		405,057

FINANCIALS — 10.33%
PT Bank Rakyat Indonesia (Persero) Tbk	51,306,300	33,880
Industrial and Commercial Bank of China Ltd., Class H	33,899,800	28,153
Housing Development Finance Corp. Ltd.	1,335,000	20,991
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	13,446
Itaú Unibanco Holding SA, preferred nominative	227,950	5,431
China Life Insurance Co. Ltd., Class H	4,845,000	18,188
Agricultural Bank of China, Class H2	24,367,000	13,815
Kotak Mahindra Bank Ltd.	1,229,964	12,628
Sberbank of Russia (GDR)3	27,300	11,317
DLF Ltd.	1,850,000	11,141
Itaúsa — Investimentos Itaú SA, preferred nominative	1,367,982	10,725
Banco Santander, SA	904,281	10,499
Banco Santander, SA	2,210,000	10,334
CIMB Group Holdings Bhd.	3,000,000	8,122
Erste Bank der oesterreichischen Sparkassen AG	141,377	7,134
Royal Bank of Scotland Group PLC2	9,975,000	6,527
FirstRand Ltd.	1,915,127	5,690
PT Bank Central Asia Tbk	6,920,000	5,523
Bank of the Philippine Islands	4,135,412	5,455
Ayala Land, Inc.	15,000,000	5,357
Banco Industrial e Comercial SA, preferred nominative	512,900	3,990
Bank Pekao SA	60,000	3,596
BankMuscat (SAOG) (GDR)3	476,753	3,398
China Construction Bank Corp., Class H	3,157,035	2,959
Land and Houses PCL, nonvoting depository receipt	11,450,000	2,631
Prudential PLC	207,320	2,350
Banco Santander (Brasil) SA, units	166,000	2,013
		265,293

CONSUMER DISCRETIONARY — 9.82%
Truworths International Ltd.	3,232,000	33,682
Toyota Motor Corp.	632,300	25,465
Naspers Ltd., Class N	406,200	21,856
Bayerische Motoren Werke AG	240,000	19,983
Wynn Macau, Ltd.	6,849,200	19,107
Honda Motor Co., Ltd.	455,000	17,094
McDonald’s Corp.	205,000	15,598
Swatch Group Ltd	95,000	7,550
Swatch Group Ltd, non-registered shares	10,450	4,620
Golden Eagle Retail Group Ltd.	5,450,000	11,757
Daimler AG2	165,000	11,657
Dongfeng Motor Group Co., Ltd., Class H	6,230,000	10,604
Parkson Holdings Bhd.	5,365,726	10,098
Sony Corp.	250,000	8,007
Sony Corp. (ADR)	50,000	1,592
Li & Fung Ltd.	1,668,600	8,548
Nikon Corp.	403,200	8,313
Hero Honda Motors Ltd.	215,000	7,663
Desarrolladora Homex, SA de CV (ADR)2	160,000	4,360
TVN SA	500,000	3,194
Central European Media Enterprises Ltd., Class A2	75,000	1,583
		252,331

INDUSTRIALS — 8.06%
Schneider Electric SA	148,220	25,333
Siemens AG	138,100	18,928
Cummins Inc.	170,500	18,690
Tata Motors Ltd.	600,000	16,796
Cia. de Concessões Rodoviárias, ordinary nominative	525,000	15,242
Boart Longyear Ltd.	3,145,000	15,224
Outotec Oyj	235,000	14,134
Intertek Group PLC	395,200	12,895
United Technologies Corp.	148,000	12,528
Container Corp. of India Ltd.	455,735	12,264
Vestas Wind Systems A/S2	218,000	9,456
Enka Insaat ve Sanayi AS	1,375,000	5,307
China Railway Construction Corp. Ltd., Class H	4,759,500	4,944
Bidvest Group Ltd.	223,114	4,903
KBR, Inc.	124,900	4,717
Komatsu Ltd.	130,000	4,415
Murray & Roberts Holdings Ltd.	900,000	3,531
Jiangsu Expressway Co. Ltd., Class H	2,510,000	2,814
Suzlon Energy Ltd.2	2,740,000	2,740
Daelim Industrial Co., Ltd.	21,484	2,096
		206,957

HEALTH CARE — 7.98%
Cochlear Ltd.	500,000	42,920
Novo Nordisk A/S, Class B	256,420	32,216
Amil Participações SA, ordinary nominative	1,997,410	23,477
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,204,000	20,560
Krka, dd, Novo mesto	239,640	20,377
Baxter International Inc.	272,300	14,642
JSC Pharmstandard (GDR)2	422,000	11,795
Sinopharm Group Co. Ltd., Class H	3,182,200	11,291
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	10,034
PT Kalbe Farma Tbk	19,950,000	7,790
Sihuan Pharmaceutical Holdings Group Ltd.2	11,033,000	6,738
Novartis AG	57,500	3,119
		204,959

MATERIALS — 7.56%
Holcim Ltd	433,011	32,623
Anglo American PLC	401,850	20,894
Fibria Celulose SA, ordinary nominative (ADR)2	1,156,138	18,984
Linde AG	109,000	17,216
Northam Platinum Ltd.	2,260,000	14,699
Sigma-Aldrich Corp.	205,000	13,046
Orica Ltd.	420,000	11,456
Aquarius Platinum Ltd.	2,010,000	11,206
Israel Chemicals Ltd.	635,000	10,455
BHP Billiton PLC	262,664	10,366
Vale SA, Class A, preferred nominative	252,000	7,315
Sinofert Holdings Ltd.2	16,200,000	6,977
First Quantum Minerals Ltd.	40,000	5,175
Anhui Conch Cement Co. Ltd., Class H	660,000	4,128
PT Semen Gresik (Persero) Tbk	3,825,000	3,997
PT Indocement Tunggal Prakarsa Tbk	1,836,500	3,448
OCI Co. Ltd.	5,000	2,252
		194,237

INFORMATION TECHNOLOGY — 6.84%
Samsung Electronics Co. Ltd.	46,725	39,699
Infosys Technologies Ltd.	410,200	29,815
Google Inc., Class A2	47,000	27,552
HTC Corp.	458,640	17,936
Mail.ru Group Ltd. (GDR)2	392,327	11,750
Kingboard Chemical Holdings Ltd.	1,859,000	9,775
Corning Inc.	460,000	9,490
TOTVS SA, ordinary nominative	366,000	7,028
Cielo SA, ordinary nominative	790,800	6,703
Yahoo! Inc.2	370,000	6,160
NetEase.com, Inc. (ADR)2	120,000	5,941
HOYA CORP.	164,400	3,751
Kingboard Laminates Holdings Ltd.	84,500	71
		175,671

ENERGY — 6.77%
Royal Dutch Shell PLC, Class B	600,000	21,753
Oil Search Ltd.	2,465,000	18,153
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	443,520	17,932
Eurasia Drilling Co. Ltd. (GDR)1	254,800	8,663
Eurasia Drilling Co. Ltd. (GDR)	249,350	8,478
Saipem SpA, Class S	233,000	12,386
Cairn India Ltd.2	1,507,000	11,860
Tenaris SA (ADR)	222,500	11,005
Cobalt International Energy, Inc.2	594,800	9,999
Noble Energy, Inc.	100,000	9,665
TOTAL SA	120,000	7,305
TOTAL SA (ADR)	32,500	1,982
Nexen Inc.	354,124	8,828
INPEX CORP.	990	7,510
Oil and Gas Development Co. Ltd.	4,000,000	6,355
Chevron Corp.	45,000	4,834
Gran Tierra Energy Inc.2	500,000	4,035
OAO TMK (GDR)1,2	142,826	3,012
		173,755

TELECOMMUNICATION SERVICES — 6.15%
América Móvil, SAB de CV, Series L (ADR)	889,875	51,702
América Móvil, SAB de CV, Series L	850,000	2,467
SOFTBANK CORP.	545,500	21,773
China Telecom Corp. Ltd., Class H	27,870,000	17,019
Telefónica, SA	640,000	16,022
Telekom Austria AG, non-registered shares	1,075,000	15,722
Hellenic Telecommunications Organization SA	769,068	8,589
Telekomunikacja Polska SA	1,200,000	7,438
Partner Communications Co. Ltd.	350,000	6,653
Vodafone Group PLC	2,132,500	6,038
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	4,592
		158,015

UTILITIES — 1.92%
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	852,500	16,286
Cheung Kong Infrastructure Holdings Ltd.	1,840,000	8,693
International Power PLC	1,750,000	8,647
CLP Holdings Ltd.	1,000,000	8,087
PGE Polska Grupa Energetyczna SA	950,000	7,661
		49,374

MISCELLANEOUS — 3.45%
Other common stocks in initial period of acquisition		88,641

Total common stocks (cost: $1,505,697,000)		2,174,290

Rights & warrants — 0.01%

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		153

Total rights & warrants (cost: $0)		153

	Principal amount	Value
Bonds, notes & other debt instruments — 8.97%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 7.45%
Brazil (Federal Republic of) Global 12.50% 2016	BRL1,500	$1,047
Brazil (Federal Republic of) Global 6.00% 2017	$1,075	1,210
Brazil (Federal Republic of) 10.00% 2017	BRL1,850	1,003
Brazil (Federal Republic of) 6.00% 20174	1,951	1,218
Brazil (Federal Republic of) Global 8.00% 20185	$2,943	3,473
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,322
Brazil (Federal Republic of) 6.00% 20204	BRL2,231	1,383
Brazil (Federal Republic of) Global 4.875% 2021	$1,500	1,537
Brazil (Federal Republic of) Global 12.50% 2022	BRL1,200	856
Brazil (Federal Republic of) Global 8.875% 2024	$100	136
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,166
Brazil (Federal Republic of) Global 11.00% 2040	7,355	9,918
Brazil (Federal Republic of) 6.00% 20454	BRL3,902	2,538
United Mexican States Government Global 6.375% 2013	$4,375	4,780
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	675
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,351
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,754
United Mexican States Government, Series M10, 7.25% 2016	14,000	1,192
United Mexican States Government 5.00% 20164	13,566	1,271
United Mexican States Government Global 5.625% 2017	$2,000	2,216
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	870
United Mexican States Government 3.50% 20174	6,783	592
United Mexican States Government Global, Series A, 5.125% 2020	$984	1,034
United Mexican States Government, Series M20, 10.00% 2024	MXN12,500	1,244
United Mexican States Government Global 6.05% 2040	$2,850	2,950
Turkey (Republic of) 10.00% 20124	TRY4,066	2,839
Turkey (Republic of) 16.00% 2012	2,500	1,734
Turkey (Republic of) 16.00% 2013	2,350	1,755
Turkey (Republic of) 4.00% 20154	2,027	1,460
Turkey (Republic of) 7.25% 2015	$1,700	1,936
Turkey (Republic of) 10.00% 2015	TRY468	312
Turkey (Republic of) 7.00% 2016	$2,800	3,185
Turkey (Republic of) 7.50% 2017	1,500	1,748
Turkey (Republic of) 6.75% 2018	2,500	2,798
Turkey (Republic of) 7.00% 2019	800	908
Turkey (Republic of) 6.875% 2036	1,200	1,276
Turkey (Republic of) 6.75% 2040	500	521
Argentina (Republic of) 7.00% 2015	850	802
Argentina (Republic of) 8.28% 20335,6	9,653	8,654
Argentina (Republic of) GDP-Linked 2035	55,270	9,202
Colombia (Republic of) Global 10.00% 2012	2,600	2,795
Colombia (Republic of) Global 10.75% 2013	1,360	1,581
Colombia (Republic of) Global 8.25% 2014	1,300	1,554
Colombia (Republic of) Global 12.00% 2015	COP4,872,000	3,334
Colombia (Republic of) Global 7.375% 2017	$2,550	3,022
Colombia (Republic of) Global 11.75% 2020	315	475
Colombia (Republic of) Global 8.125% 2024	500	636
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	1,170
Colombia (Republic of) Global 7.375% 2037	$2,389	2,849
Philippines (Republic of) 8.25% 2014	1,000	1,163
Philippines (Republic of) 9.875% 2019	2,200	2,987
Philippines (Republic of) 4.95% 2021	PHP127,000	2,876
Philippines (Republic of) 7.75% 2031	$2,235	2,707
Philippines (Republic of) 6.25% 2036	PHP197,000	4,300
Hungarian Government, Series 12/C, 6.00% 2012	HUF 50,300	267
Hungarian Government, Series 14/C, 5.50% 2014	200,000	1,042
Hungarian Government, Series 15/A, 8.00% 2015	172,810	962
Hungarian Government 6.25% 2020	$4,825	4,926
Hungarian Government 6.375% 2021	1,550	1,557
Hungarian Government 7.625% 2041	810	816
Croatian Government 6.75% 20191	5,000	5,246
Croatian Government 6.75% 2019	120	126
Croatian Government 6.625% 2020	880	910
Croatian Government 6.625% 20201	500	517
Croatian Government 6.375% 20211	1,450	1,454
Russian Federation 7.50% 20305	2,984	3,502
Russian Federation 7.50% 20301,5	2,946	3,458
Peru (Republic of) 8.375% 2016	1,706	2,103
Peru (Republic of) 7.35% 2025	500	597
Peru (Republic of) 8.75% 2033	2,299	3,098
Peru (Republic of) 6.55% 20375	782	850
Indonesia (Republic of), Series 30, 10.75% 2016	IDR19,998,000	2,594
Indonesia (Republic of) 5.875% 2020	$3,100	3,321
Panama (Republic of) Global 7.25% 2015	225	263
Panama (Republic of) Global 7.125% 2026	890	1,060
Panama (Republic of) Global 8.875% 2027	300	407
Panama (Republic of) Global 9.375% 2029	1,148	1,624
Panama (Republic of) Global 6.70% 20365	1,824	2,057
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,610
Polish Government 5.00% 2015	$300	318
Polish Government, Series 0415, 5.50% 2015	PLN3,000	1,052
Polish Government 6.375% 2019	$1,970	2,202
Chilean Government 3.875% 2020	4,850	4,748
Venezuela (Republic of) 9.25% 2027	5,850	4,344
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR9,000	1,320
South Africa (Republic of) 6.875% 2019	$450	525
South Africa (Republic of) 5.50% 2020	1,000	1,064
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR5,500	745
South Africa (Republic of) 6.25% 2041	$600	621
State of Qatar 6.40% 2040	2,860	3,024
Malaysian Government 3.756% 2011	MYR6,300	2,083
Malaysian Government, Series 204, 5.094% 2014	1,000	346
Dominican Republic 9.50% 20115	$38	40
Dominican Republic 9.04% 20185	437	485
Dominican Republic 8.625% 20271,5	1,150	1,216
Thai Government 3.625% 2015	THB40,000	1,336
Egypt (Arab Republic of) 8.75% 2012	EGP3,000	465
Egypt (Arab Republic of) 6.875% 20401	$750	690
Nigeria (Republic of) 6.75% 20211	910	907
		191,213

FINANCIALS — 0.56%
HSBK (Europe) BV 7.25% 20211	4,840	4,865
BBVA Bancomer SA 7.25% 20201	4,075	4,124
BBVA Bancomer SA 6.50% 20211	725	720
Development Bank of Kazakhstan 5.50% 20151	2,810	2,943
VEB Finance Ltd. 6.902% 20201	1,085	1,170
VEB Finance Ltd. 6.80% 20251	500	510
Banco de Crédito del Perú 5.375% 20201	100	95
		14,427

ENERGY — 0.39%
Gazprom OJSC 5.092% 20151	1,275	1,337
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,067
Gazprom OJSC 6.51% 20221	600	640
Gazprom OJSC 7.288% 2037	1,200	1,302
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	1,815
Petróleos de Venezuela, SA 8.00% 2013	900	839
Petróleos de Venezuela, SA 5.25% 2017	570	348
Petróleos de Venezuela, SA 8.50% 2017	600	423
Petrobras International 5.75% 2020	1,300	1,348
PTT Exploration & Production Ltd 5.692% 20211	1,000	1,003
		10,122

MATERIALS — 0.25%
CEMEX Finance LLC 9.50% 20161	2,900	3,139
CEMEX, SAB de CV 9.00% 20181	1,680	1,770
CEMEX SA 9.25% 20201	753	784
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	409
Fibria Overseas Finance Ltd. 6.75% 20211	300	311
		6,413

UTILITIES — 0.25%
Eskom Holdings Ltd. 5.75% 20211	4,110	4,187
AES Panamá, SA 6.35% 20161	1,100	1,173
Enersis SA 7.375% 2014	650	724
AES Gener SA 7.50% 2014	250	276
		6,360

CONSUMER STAPLES — 0.04%
BFF International Ltd. 7.25% 20201	1,000	1,085

TELECOMMUNICATION SERVICES — 0.03%
Orascom Telecom 7.875% 20141	850	878

Total bonds, notes & other debt instruments (cost: $213,229,000)		230,498

Short-term securities — 5.90%

U.S. Treasury Bill 0.185% due 5/19/2011	40,300	40,297
Barclays U.S. Funding Corp. 0.10% due 4/1/2011	36,400	36,400
Freddie Mac 0.175% due 8/15/2011	33,000	32,978
Caisse d’Amortissement de la Dette Sociale 0.21% due 4/26/20111	16,800	16,798
Novartis Securities Investment Ltd. 0.20% due 4/11/20111	15,000	14,999
Toronto-Dominion Holdings USA Inc. 0.24% due 6/7/20111	10,000	9,996

Total short-term securities (cost: $151,460,000)		151,468

Total investment securities (cost: $1,870,386,000)		2,556,409
Other assets less liabilities		12,153

Net assets		$2,568,562

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $110,809,000, which represented 4.31% of the net assets of the fund.

2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,715,000, which represented .57% of the net assets of the fund.
4Index-linked bond whose principal amount moves with a government price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer staples	$405,057	$—	$—	$405,057
Financials	250,578	14,715	—	265,293
Consumer discretionary	252,331	—	—	252,331
Industrials	206,957	—	—	206,957
Health care	204,959	—	—	204,959
Materials	194,237	—	—	194,237
Information technology	175,671	—	—	175,671
Energy	173,755	—	—	173,755
Telecommunication services	158,015	—	—	158,015
Utilities	49,374	—	—	49,374
Miscellaneous	88,641	—	—	88,641
Rights & warrants	153	—	—	153
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	191,213	—	191,213
Corporate bonds & notes	—	39,285	—	39,285
Short-term securities	—	151,468	—	151,468
Total	$2,159,728	$396,681	$—	$2,556,409

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$709,948
Gross unrealized depreciation on investment securities	(40,771)
Net unrealized appreciation on investment securities	669,177
Cost of investment securities for federal income tax purposes	1,887,232

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish liras
ZAR = South African rand

Blue Chip Income and Growth Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 94.22%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.35%
Microsoft Corp.	7,490,000	$189,946
Hewlett-Packard Co.	3,400,000	139,298
International Business Machines Corp.	830,000	135,348
Oracle Corp.	3,850,000	128,474
Intel Corp.	4,700,000	94,799
Apple Inc.1	190,000	66,205
Texas Instruments Inc.	1,250,000	43,200
Yahoo! Inc.1	1,672,500	27,847
QUALCOMM Inc.	500,000	27,415
Corning Inc.	1,200,000	24,756
Google Inc., Class A1	40,000	23,448
Cisco Systems, Inc.	1,300,000	22,295
Nokia Corp. (ADR)	2,500,000	21,275
Linear Technology Corp.	550,000	18,497
Maxim Integrated Products, Inc.	400,000	10,240
		973,043

INDUSTRIALS — 13.66%
CSX Corp.	930,000	73,098
United Technologies Corp.	760,000	64,334
United Parcel Service, Inc., Class B	850,000	63,172
General Electric Co.	3,100,000	62,155
Norfolk Southern Corp.	592,800	41,063
Rockwell Automation	400,000	37,860
Union Pacific Corp.	375,000	36,874
Emerson Electric Co.	600,000	35,058
Illinois Tool Works Inc.	650,000	34,918
Eaton Corp.	600,000	33,264
Ingersoll-Rand PLC	600,000	28,986
Avery Dennison Corp.	550,000	23,078
Waste Management, Inc.	600,000	22,404
Masco Corp.	1,480,000	20,602
Tyco International Ltd.	300,000	13,431
Southwest Airlines Co.	1,000,000	12,630
Pitney Bowes Inc.	485,400	12,470
General Dynamics Corp.	74,600	5,711
		621,108

CONSUMER STAPLES — 10.78%
Philip Morris International Inc.	1,627,500	106,813
CVS/Caremark Corp.	3,060,000	105,019
Kraft Foods Inc., Class A	2,030,000	63,661
PepsiCo, Inc.	885,000	57,003
Kimberly-Clark Corp.	555,000	36,225
Kellogg Co.	592,000	31,956
ConAgra Foods, Inc.	1,200,000	28,500
Walgreen Co.	630,000	25,288
General Mills, Inc.	500,000	18,275
Molson Coors Brewing Co., Class B	370,000	17,349
		490,089

CONSUMER DISCRETIONARY — 10.33%
Kohl’s Corp.	1,400,000	74,256
Lowe’s Companies, Inc.	2,300,000	60,789
Target Corp.	1,100,000	55,011
Harley-Davidson, Inc.	1,180,000	50,138
CBS Corp., Class B	1,800,000	45,072
Staples, Inc.	2,041,700	39,650
Comcast Corp., Class A	1,350,000	33,372
Comcast Corp., Class A, special nonvoting shares	100,000	2,322
Home Depot, Inc.	740,380	27,438
Carnival Corp., units	650,000	24,934
Royal Caribbean Cruises Ltd.1	500,000	20,630
General Motors Co.1	606,100	18,807
Toyota Motor Corp. (ADR)	225,000	18,056
		470,475

HEALTH CARE — 9.86%
Merck & Co., Inc.	2,630,000	86,816
Abbott Laboratories	1,470,000	72,104
Amgen Inc.1	1,245,000	66,545
Medtronic, Inc.	1,050,000	41,318
Eli Lilly and Co.	900,000	31,653
Bristol-Myers Squibb Co.	1,125,000	29,734
Cardinal Health, Inc.	700,000	28,791
Pfizer Inc	1,400,000	28,434
AstraZeneca PLC (ADR)	600,000	27,672
Novartis AG (ADR)	300,000	16,305
Boston Scientific Corp.1	1,480,000	10,641
Covidien PLC	175,000	9,090
		449,103

ENERGY — 9.61%
Royal Dutch Shell PLC, Class B (ADR)	1,250,000	91,550
Royal Dutch Shell PLC, Class A (ADR)	900,000	65,574
ConocoPhillips	1,400,000	111,804
Schlumberger Ltd.	450,000	41,967
BP PLC (ADR)	640,000	28,250
EOG Resources, Inc.	230,000	27,257
Chevron Corp.	170,000	18,263
Marathon Oil Corp.	332,700	17,736
Exxon Mobil Corp.	200,000	16,826
Spectra Energy Corp	541,700	14,723
Eni SpA (ADR)	70,000	3,439
		437,389

FINANCIALS — 9.08%
JPMorgan Chase & Co.	3,035,000	139,914
Bank of America Corp.	8,230,000	109,706
American Express Co.	1,250,000	56,500
Capital One Financial Corp.	700,000	36,372
Wells Fargo & Co.	840,000	26,628
Banco Santander, SA (ADR)	1,600,000	18,752
HSBC Holdings PLC (ADR)	318,749	16,511
Genworth Financial, Inc., Class A1	696,200	9,371
		413,754

TELECOMMUNICATION SERVICES — 5.40%
AT&T Inc.	7,320,000	223,992
Qwest Communications International Inc.	2,615,000	17,860
CenturyLink, Inc.	96,500	4,010
		245,862

UTILITIES — 1.64%
Southern Co.	750,000	28,583
NextEra Energy, Inc.	400,000	22,048
FirstEnergy Corp.	370,000	13,723
Xcel Energy Inc.	250,000	5,973
Duke Energy Corp.	260,000	4,719
		75,046

MATERIALS — 1.32%
Air Products and Chemicals, Inc.	400,000	36,072
Dow Chemical Co.	645,000	24,349
		60,421

MISCELLANEOUS — 1.19%
Other common stocks in initial period of acquisition		54,057

Total common stocks (cost: $3,544,556,000)		4,290,347

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 0.96%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.80%
General Motors Co., Series B, 4.75% convertible preferred 2013	751,900	36,242

MATERIALS — 0.16%
United States Steel Corp. 4.00% convertible debenture 2014	$4,080,000	7,461

Total convertible securities (cost: $46,613,000)		43,703

	Principal amount	Value
Short-term securities — 4.63%	(000)	(000)

U.S. Treasury Bills 0.101%–0.187% due 5/19–6/30/2011	$68,500	$68,489
Freddie Mac 0.12%–0.24% due 6/6–7/26/2011	61,700	61,682
Wal-Mart Stores, Inc. 0.15% due 4/27/20113	23,400	23,397
Federal Home Loan Bank 0.12% due 4/20/2011	21,000	20,999
Johnson & Johnson 0.17% due 5/11/20113	18,300	18,296
NetJets Inc. 0.05% due 4/1/20113	17,800	17,800

Total short-term securities (cost: $210,646,000)		210,663

Total investment securities (cost: $3,802,045,000)		4,544,713
Other assets less liabilities		8,909

Net assets		$4,553,622

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $59,493,000, which represented 1.31% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$973,043	$—	$—	$973,043
Industrials	621,108	—	—	621,108
Consumer staples	490,089	—	—	490,089
Consumer discretionary	470,475	—	—	470,475
Health care	449,103	—	—	449,103
Energy	437,389	—	—	437,389
Financials	413,754	—	—	413,754
Telecommunication services	245,862	—	—	245,862
Utilities	75,046	—	—	75,046
Materials	60,421	—	—	60,421
Miscellaneous	54,057	—	—	54,057
Convertible securities	36,242	7,461	—	43,703
Short-term securities	—	210,663	—	210,663
Total	$4,326,589	$218,124	$—	$4,544,713

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$906,093
Gross unrealized depreciation on investment securities	(174,029)
Net unrealized appreciation on investment securities	732,064
Cost of investment securities for federal income tax purposes	3,812,649

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income Fund
Investment portfolio

March 31, 2011
  unaudited

Common stocks — 94.03%	Shares	Value (000)

FINANCIALS — 18.32%
Agricultural Bank of China, Class H1	85,066,000	$48,228
Industrial and Commercial Bank of China Ltd., Class H	50,882,940	42,258
JPMorgan Chase & Co.	643,200	29,652
Prudential PLC	2,213,353	25,085
Marsh & McLennan Companies, Inc.	800,000	23,848
Macquarie Group Ltd.	500,000	18,929
Macquarie International Infrastructure Fund Ltd.	36,200,164	17,662
China Life Insurance Co. Ltd., Class H	3,934,000	14,768
Longfor Properties Co. Ltd.	7,652,000	12,907
QBE Insurance Group Ltd.	685,000	12,520
Bank of Nova Scotia	200,000	12,272
AXA SA	583,935	12,202
United Overseas Bank Ltd.	760,000	11,335
Fairfax Financial Holdings Ltd.	27,000	10,207
Capitol Federal Financial, Inc.	901,793	10,163
ING Groep NV, depository receipts1	750,000	9,493
Australia and New Zealand Banking Group Ltd.	380,000	9,359
Bank of America Corp.	700,000	9,331
Axis Bank Ltd.	290,000	9,129
Hospitality Properties Trust	375,000	8,681
Synovus Financial Corp.	3,450,000	8,280
Westfield Group	766,000	7,400
Toronto-Dominion Bank	80,000	7,080
Berkshire Hathaway Inc., Class B1	84,000	7,025
Goldman Sachs Group, Inc.	42,000	6,656
HSBC Holdings PLC (Hong Kong)	620,000	6,516
PNC Financial Services Group, Inc.	100,000	6,299
ICICI Bank Ltd. (ADR)	115,000	5,730
Standard Chartered PLC	180,000	4,669
Citigroup Inc.1	1,000,000	4,420
Hang Seng Bank Ltd.	250,000	4,037
BNP Paribas SA	51,890	3,795
Indiabulls Real Estate Ltd.1	980,000	2,730
Bank of China Ltd., Class H	4,840,000	2,694
Resona Holdings, Inc.	451,900	2,151
First Southern Bancorp, Inc.1,2,3	122,265	1,448
		428,959

CONSUMER DISCRETIONARY — 12.94%
Home Depot, Inc.	1,560,000	57,814
Virgin Media Inc.	1,920,000	53,357
Carnival Corp., units	600,000	23,016
Carphone Warehouse Group PLC1	2,845,550	16,616
Amazon.com, Inc.1	78,600	14,158
Saks Inc.1	1,200,000	13,572
MGM Resorts International1	1,000,000	13,150
Toll Corp.1	600,000	11,862
D.R. Horton, Inc.	1,000,000	11,650
Toyota Motor Corp.	246,000	9,907
DIRECTV, Class A1	200,000	9,360
Apollo Group, Inc., Class A1	220,000	9,176
Honda Motor Co., Ltd.	218,000	8,190
McDonald’s Corp.	100,000	7,609
Nikon Corp.	340,000	7,010
Truworths International Ltd.	600,000	6,253
Thomson Reuters Corp.	135,000	5,298
adidas AG, non-registered shares	82,700	5,210
Comcast Corp., Class A	210,000	5,191
H & M Hennes & Mauritz AB, Class B	147,610	4,902
Esprit Holdings Ltd.	911,899	4,185
Daimler AG1	52,000	3,674
Time Warner Inc.	50,000	1,785
		302,945

INDUSTRIALS — 10.99%
Joy Global Inc.	400,000	39,524
Schneider Electric SA	166,274	28,419
General Electric Co.	1,255,000	25,163
Geberit AG	85,000	18,508
Lockheed Martin Corp.	200,000	16,080
Union Pacific Corp.	150,000	14,749
Tyco International Ltd.	300,000	13,431
Waste Management, Inc.	340,000	12,696
United Technologies Corp.	140,000	11,851
Emerson Electric Co.	202,000	11,803
Vallourec SA	100,000	11,218
Cobham PLC	2,730,000	10,081
Meggitt PLC	1,726,100	9,495
Rickmers Maritime4	27,420,000	8,593
Caterpillar Inc.	60,000	6,681
Siemens AG	46,500	6,373
Capita Group PLC	437,000	5,209
Ryanair Holdings PLC (ADR)	145,000	4,031
Finmeccanica SpA	275,583	3,468
		257,373

MATERIALS — 10.57%
Barrick Gold Corp.	890,000	46,200
Newmont Mining Corp.	800,000	43,664
Yamana Gold Inc.	2,000,000	24,714
Freeport-McMoRan Copper & Gold Inc.	400,000	22,220
United States Steel Corp.	350,000	18,879
Impala Platinum Holdings Ltd.	566,648	16,395
Nucor Corp.	320,000	14,726
Dow Chemical Co.	300,000	11,325
BHP Billiton PLC (ADR)	140,000	11,144
Monsanto Co.	145,000	10,478
Gold Fields Ltd.	500,000	8,755
BASF SE	77,000	6,660
PT Semen Gresik (Persero) Tbk	5,088,000	5,317
Fletcher Building Ltd.	550,000	3,920
Praxair, Inc.	30,000	3,048
		247,445

INFORMATION TECHNOLOGY — 9.40%
Nintendo Co., Ltd.	125,000	33,767
International Business Machines Corp.	200,000	32,614
Google Inc., Class A1	46,750	27,405
HTC Corp.	499,000	19,514
Samsung Electronics Co. Ltd.	19,600	16,653
KLA-Tencor Corp.	300,000	14,211
Intel Corp.	700,000	14,119
Canon, Inc.	323,000	14,057
Apple Inc.1	34,000	11,847
Automatic Data Processing, Inc.	205,000	10,519
TE Connectivity Ltd.	250,000	8,705
Oracle Corp.	200,000	6,674
Avago Technologies Ltd.	190,000	5,909
Yahoo! Inc.1	255,000	4,246
		220,240

CONSUMER STAPLES — 8.52%
British American Tobacco PLC	902,000	36,204
Kraft Foods Inc., Class A	1,048,000	32,865
Unilever NV, depository receipts	705,000	22,106
Tesco PLC	3,303,000	20,188
Anheuser-Busch InBev NV	247,187	14,081
Coca-Cola Amatil Ltd.	1,112,352	13,507
Pernod Ricard SA	112,200	10,479
Coca-Cola Co.	143,000	9,488
Sysco Corp.	250,000	6,925
Philip Morris International Inc.	100,000	6,563
Procter & Gamble Co.	100,000	6,160
Altria Group, Inc.	200,000	5,206
Shoprite Holdings Ltd.	330,000	5,062
Avon Products, Inc.	133,000	3,596
C&C Group PLC	794,475	3,592
SABMiller PLC	100,000	3,541
		199,563

TELECOMMUNICATION SERVICES — 7.90%
Verizon Communications Inc.	875,000	33,722
Portugal Telecom, SGPS, SA	2,590,000	29,893
Telstra Corp. Ltd.	7,500,000	21,876
Koninklijke KPN NV	950,000	16,183
AT&T Inc.	525,000	16,065
TalkTalk Telecom Group PLC	5,691,100	12,581
China Telecom Corp. Ltd., Class H	20,475,000	12,503
SOFTBANK CORP.	270,000	10,777
Bell Aliant Inc.	380,000	10,520
América Móvil, SAB de CV, Series L (ADR)	130,000	7,553
América Móvil, SAB de CV, Series L	1,020,000	2,960
Partner Communications Co. Ltd.	365,000	6,939
France Télécom SA	159,000	3,563
		185,135

HEALTH CARE — 6.30%
Merck & Co., Inc.	1,384,544	45,704
Novartis AG	383,000	20,774
Novo Nordisk A/S, Class B	140,000	17,589
Eli Lilly and Co.	500,000	17,585
Sonic Healthcare Ltd.	1,103,967	13,680
Vertex Pharmaceuticals Inc.1	238,877	11,450
CSL Ltd.	250,000	9,239
Smith & Nephew PLC	588,000	6,631
Bayer AG	62,500	4,840
		147,492

ENERGY — 5.27%
TOTAL SA	445,000	27,090
Chevron Corp.	212,300	22,807
Royal Dutch Shell PLC, Class B (ADR)	150,000	10,986
Royal Dutch Shell PLC, Class A (ADR)	129,000	9,399
Crescent Point Energy Corp.	335,000	16,258
Cenovus Energy Inc.	393,577	15,548
Tenaris SA (ADR)	141,000	6,974
Saipem SpA, Class S	126,800	6,741
Oil Search Ltd.	760,000	5,597
Technip SA	18,767	2,001
		123,401

UTILITIES — 3.82%
GDF SUEZ	580,000	23,632
Power Assets Holdings Ltd.	3,470,000	23,197
Snam Rete Gas SpA	2,000,000	11,241
SUEZ Environnement Co.	522,794	10,817
National Grid PLC	925,000	8,814
DUET Group	4,418,377	7,655
PG&E Corp.	90,500	3,999
		89,355

Total common stocks (cost: $1,842,868,000)		2,201,908

	Principal amount
Preferred securities — 0.05%	(000)

FINANCIALS — 0.05%
Resona Preferred Global Securities (Cayman) Ltd. 7.191%5,6	$1,215	1,212

Total preferred securities (cost: $568,000)		1,212

Convertible securities — 0.80%	Shares or principal amount

MATERIALS — 0.72%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	16,905

CONSUMER DISCRETIONARY — 0.04%
MGM Resorts International 4.25% convertible notes 20156	$939,000	994

FINANCIALS — 0.04%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	856

Total convertible securities (cost: $7,004,000)		18,755

	Principal amount	Value
Bonds, notes & other debt instruments — 1.83%	(000)	(000)

CONSUMER DISCRETIONARY — 0.94%
Virgin Media Finance PLC, Series 1, 9.50% 2016	$5,000	$5,713
Virgin Media Secured Finance PLC 6.50% 2018	9,000	9,877
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,286
		21,876

FINANCIALS — 0.48%
Zions Bancorporation 5.65% 2014	1,310	1,336
Zions Bancorporation 5.50% 2015	5,880	5,986
Zions Bancorporation 6.00% 2015	3,955	3,980
		11,302

TELECOMMUNICATION SERVICES — 0.41%
Digicel Group Ltd. 12.00% 20146	8,225	9,675

Total bonds, notes & other debt instruments (cost: $34,044,000)		42,853

Short-term securities — 3.47%

Freddie Mac 0.15%–0.225% due 4/11–9/29/2011	27,000	26,988
Nordea North America, Inc. 0.28% due 4/13/2011	17,350	17,348
Thunder Bay Funding, LLC 0.20% due 4/19/20116	7,626	7,625
Old Line Funding, LLC 0.25% due 7/8/20116	4,500	4,497
Fannie Mae 0.19% due 6/1/2011	8,500	8,499
Toyota Motor Credit Corp. 0.10% due 4/1/2011	7,000	7,000
Bank of Nova Scotia 0.17% due 5/2/2011	4,800	4,799
Private Export Funding Corp. 0.22% due 6/23/20116	4,500	4,498

Total short-term securities (cost: $81,253,000)		81,254

Total investment securities (cost: $1,965,737,000)		2,345,982
Other assets less liabilities		(4,170)

Net assets		$2,341,812

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,304,000, which represented .10% of the net assets of the fund.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$2,580	$1,448	.06%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	856	.04
Total restricted securities		$2,789	$2,304	.10%

4The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
5Coupon rate may change periodically.

6Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,501,000, which represented 1.22% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2011(000)

Rickmers Maritime	27,420,000	—	—	27,420,000	$165	$8,593

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$427,511	$—	$1,448	$428,959
Consumer discretionary	302,945	—	—	302,945
Industrials	257,373	—	—	257,373
Materials	247,445	—	—	247,445
Information technology	220,240	—	—	220,240
Consumer staples	199,563	—	—	199,563
Telecommunication services	185,135	—	—	185,135
Health care	147,492	—	—	147,492
Energy	123,401	—	—	123,401
Utilities	89,355	—	—	89,355
Preferred securities	—	1,212	—	1,212
Convertible securities	—	17,899	856	18,755
Bonds, notes & other debt instruments	—	42,853	—	42,853
Short-term securities	—	81,254	—	81,254
Total	$2,200,460	$143,218	$2,304	$2,345,982

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	1/1/2011	depreciation	3/31/2011

Investment securities	$2,789	$(485)	$2,304

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):			$(485)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$476,418
Gross unrealized depreciation on investment securities	(102,444)
Net unrealized appreciation on investment securities	373,974
Cost of investment securities for federal income tax purposes	1,972,008

Key to abbreviation

ADR = American Depositary Receipts

Growth-Income Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 94.45%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.19%
Oracle Corp.	23,167,500	$773,099
Microsoft Corp.	27,290,100	692,077
Google Inc., Class A1	817,400	479,168
Hewlett-Packard Co.	9,000,000	368,730
International Business Machines Corp.	1,815,000	295,972
Corning Inc.	14,000,000	288,820
Intel Corp.	13,511,900	272,535
Yahoo! Inc.1	15,535,700	258,669
Flextronics International Ltd.1	27,000,000	201,690
MasterCard Inc., Class A	800,000	201,376
QUALCOMM Inc.	3,150,000	172,714
Cisco Systems, Inc.	9,600,000	164,640
Linear Technology Corp.	3,500,000	117,705
Xilinx, Inc.	2,822,400	92,575
Texas Instruments Inc.	2,625,000	90,720
Accenture PLC, Class A	1,475,000	81,081
Electronic Arts1	3,900,000	76,167
Analog Devices, Inc.	1,750,000	68,915
KLA-Tencor Corp.	1,350,000	63,949
Autodesk, Inc.1	1,400,000	61,754
Rovi Corp.1	942,800	50,581
Automatic Data Processing, Inc.	955,000	49,001
HOYA CORP.	2,000,000	45,636
Applied Materials, Inc.	2,200,000	34,364
Maxim Integrated Products, Inc.	1,120,000	28,672
Dell Inc.1	1,480,090	21,476
Nintendo Co., Ltd.	75,000	20,260
Advanced Micro Devices, Inc.1	2,000,000	17,200
SAP AG	239,500	14,663
Quanta Computer Inc.	7,140,000	13,476
Nokia Corp.	1,405,000	12,017
AOL Inc.1	493,031	9,629
Motorola Solutions, Inc.1	194,642	8,699
Western Union Co.	400,000	8,308
Comverse Technology, Inc.1	970,000	7,285
		5,163,623

CONSUMER DISCRETIONARY — 13.12%
Comcast Corp., Class A	10,086,000	249,326
Comcast Corp., Class A, special nonvoting shares	1,000,000	23,220
DIRECTV, Class A1	5,812,500	272,025
News Corp., Class A	14,500,200	254,624
Royal Caribbean Cruises Ltd.1	5,890,000	243,021
Time Warner Inc.	6,756,667	241,213
Time Warner Cable Inc.	3,217,601	229,544
Kohl’s Corp.	4,300,000	228,072
Home Depot, Inc.	6,031,600	223,531
Best Buy Co., Inc.	6,300,000	180,936
Mattel, Inc.	7,000,000	174,510
General Motors Co.1	5,145,150	159,654
McDonald’s Corp.	1,400,000	106,526
Target Corp.	1,950,000	97,520
Staples, Inc.	4,600,000	89,332
Harley-Davidson, Inc.	1,950,000	82,855
VF Corp.	800,000	78,824
Apollo Group, Inc., Class A1	1,800,000	75,078
Lowe’s Companies, Inc.	2,500,000	66,075
D.R. Horton, Inc.	5,000,000	58,250
Fiat SpA	6,000,000	54,335
Virgin Media Inc.	1,702,300	47,307
Carnival Corp., units	1,200,000	46,032
NIKE, Inc., Class B	404,180	30,596
Golden Eagle Retail Group Ltd.	12,828,000	27,673
Toyota Motor Corp.	400,000	16,110
		3,356,189

INDUSTRIALS — 13.05%
CSX Corp.	6,519,223	512,411
United Technologies Corp.	4,075,000	344,949
Union Pacific Corp.	2,515,374	247,337
Norfolk Southern Corp.	3,565,300	246,968
3M Co.	2,296,000	214,676
Precision Castparts Corp.	1,410,000	207,524
General Dynamics Corp.	2,707,000	207,248
General Electric Co.	9,200,000	184,460
Avery Dennison Corp.	3,955,000	165,952
United Parcel Service, Inc., Class B	2,000,000	148,640
Emerson Electric Co.	2,400,000	140,232
Southwest Airlines Co.	10,945,000	138,235
Rockwell Automation	1,000,000	94,650
Ingersoll-Rand PLC	1,900,000	91,789
Waste Management, Inc.	2,450,000	91,483
Eaton Corp.	1,600,000	88,704
Republic Services, Inc.	2,000,000	60,080
Tyco International Ltd.	1,000,000	44,770
Pitney Bowes Inc.	1,552,200	39,876
Fiat Industrial SpA1	2,500,000	35,890
Lockheed Martin Corp.	400,000	32,160
		3,338,034

ENERGY — 10.98%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	279,418
Royal Dutch Shell PLC, Class B	4,139,816	150,089
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	121,021
ConocoPhillips	6,303,000	503,358
Schlumberger Ltd.	3,935,000	366,978
Chevron Corp.	2,603,200	279,662
EOG Resources, Inc.	1,803,000	213,673
Apache Corp.	1,367,000	178,968
Devon Energy Corp.	1,693,000	155,367
Baker Hughes Inc.	2,081,100	152,815
Canadian Natural Resources, Ltd.	2,040,000	100,874
Marathon Oil Corp.	1,600,000	85,296
Woodside Petroleum Ltd.	1,155,000	55,911
Eni SpA	2,250,000	55,260
Petrohawk Energy Corp.1	1,150,000	28,221
BP PLC	3,864,409	28,145
Exxon Mobil Corp.	250,000	21,032
Range Resources Corp.	300,000	17,538
Spectra Energy Corp	332,500	9,037
OAO Gazprom (ADR)	142,100	4,600
		2,807,263

FINANCIALS — 8.52%
JPMorgan Chase & Co.	5,856,450	269,982
Bank of America Corp.	19,841,452	264,487
Capital One Financial Corp.	4,200,000	218,232
HSBC Holdings PLC (Hong Kong)	8,105,309	85,184
HSBC Holdings PLC (ADR)	1,538,570	79,698
State Street Corp.	3,470,700	155,973
Citigroup Inc.1	30,000,000	132,600
Marsh & McLennan Companies, Inc.	4,070,300	121,336
Arthur J. Gallagher & Co.	2,925,000	88,949
AFLAC Inc.	1,577,700	83,271
Bank of New York Mellon Corp.	2,263,405	67,608
Credit Suisse Group AG	1,570,000	66,714
Discover Financial Services	2,615,000	63,074
Hudson City Bancorp, Inc.	5,000,000	48,400
Wells Fargo & Co.	1,500,000	47,550
Weyerhaeuser Co.	1,884,541	46,360
Banco Santander, SA	3,519,610	40,862
First American Financial Corp.	2,251,680	37,153
Industrial and Commercial Bank of China Ltd., Class H	43,413,000	36,054
Genworth Financial, Inc., Class A1	2,616,500	35,218
Bank of China Ltd., Class H	60,390,000	33,617
Chimera Investment Corp.	8,000,000	31,680
Moody’s Corp.	860,000	29,163
Comerica Inc.	682,100	25,047
UBS AG1	1,343,666	24,108
NYSE Euronext	685,000	24,091
Allstate Corp.	635,000	20,180
Radian Group Inc.	496,742	3,383
Washington Mutual, Inc.1	1,371,429	64
		2,180,038

HEALTH CARE — 8.23%
Merck & Co., Inc.	12,513,961	413,086
Abbott Laboratories	4,430,000	217,292
Boston Scientific Corp.1	29,670,000	213,327
Biogen Idec Inc.1	2,693,500	197,676
Amgen Inc.1	2,760,400	147,543
Hologic, Inc.1	5,661,300	125,681
Cardinal Health, Inc.	2,400,000	98,712
Pfizer Inc	4,505,000	91,497
Novartis AG (ADR)	1,300,000	70,655
Novartis AG	365,000	19,798
Forest Laboratories, Inc.1	2,700,000	87,210
Medtronic, Inc.	2,115,000	83,225
Medco Health Solutions, Inc.1	1,400,000	78,624
St. Jude Medical, Inc.	1,200,000	61,512
Roche Holding AG	300,000	42,852
Gilead Sciences, Inc.1	810,000	34,376
Covidien PLC	531,250	27,593
ResMed Inc.1	800,000	24,000
Teva Pharmaceutical Industries Ltd. (ADR)	435,000	21,824
Thermo Fisher Scientific Inc.1	390,000	21,665
Myriad Genetics, Inc.1	711,800	14,343
Johnson & Johnson	200,000	11,850
		2,104,341

CONSUMER STAPLES — 7.56%
Philip Morris International Inc.	7,069,500	463,971
PepsiCo, Inc.	4,939,519	318,155
Molson Coors Brewing Co., Class B	4,895,500	229,550
CVS/Caremark Corp.	5,850,000	200,772
Kraft Foods Inc., Class A	6,000,000	188,160
Avon Products, Inc.	3,305,000	89,367
Unilever NV (New York registered)	2,700,000	84,672
Asahi Breweries, Ltd.	4,300,000	71,494
L’Oréal SA	500,000	58,247
Wal-Mart Stores, Inc.	1,000,000	52,050
Colgate-Palmolive Co.	524,023	42,320
Walgreen Co.	1,000,000	40,140
Altria Group, Inc.	1,475,000	38,394
Coca-Cola Co.	567,700	37,667
Kimberly-Clark Corp.	280,000	18,276
		1,933,235

MATERIALS — 4.18%
Dow Chemical Co.	5,349,100	201,929
Air Products and Chemicals, Inc.	2,160,000	194,789
ArcelorMittal	2,540,000	91,882
Freeport-McMoRan Copper & Gold Inc.	1,600,000	88,880
Sealed Air Corp.	3,200,000	85,312
Monsanto Co.	1,100,000	79,486
Barrick Gold Corp.	1,375,000	71,376
SSAB Svenskt Stål AB, Class A	3,276,684	51,887
Celanese Corp., Series A	1,169,317	51,883
Praxair, Inc.	499,624	50,762
Salzgitter AG	511,743	40,396
CRH PLC	1,600,000	36,688
Akzo Nobel NV	247,000	16,970
MeadWestvaco Corp.	258,200	7,831
		1,070,071

TELECOMMUNICATION SERVICES — 3.89%
AT&T Inc.	20,010,000	612,306
Telephone and Data Systems, Inc.	3,070,000	103,459
Telephone and Data Systems, Inc., special common shares	2,970,000	87,674
Qwest Communications International Inc.	10,000,000	68,300
América Móvil, SAB de CV, Series L (ADR)	775,000	45,028
Turkcell Iletisim Hizmetleri AS	6,020,000	35,635
PT XL Axiata Tbk1	35,960,000	22,507
Verizon Communications Inc.	425,000	16,380
CenturyLink, Inc.	78,775	3,273
		994,562

UTILITIES — 1.43%
Dominion Resources, Inc.	2,500,000	111,750
Scottish and Southern Energy PLC	4,265,000	86,276
Public Service Enterprise Group Inc.	1,785,000	56,245
FirstEnergy Corp.	1,430,000	53,039
Exelon Corp.	1,050,000	43,302
Duke Energy Corp.	665,000	12,070
American Electric Power Co., Inc.	67,900	2,386
		365,068

MISCELLANEOUS — 3.30%
Other common stocks in initial period of acquisition		845,082

Total common stocks (cost: $18,251,502,000)		24,157,506

	Principal amount
Preferred securities — 0.13%	(000)

FINANCIALS — 0.13%
JPMorgan Chase & Co., Series I, 7.90%2	$29,049	31,893

Total preferred securities (cost: $30,002,000)		31,893

Rights & warrants — 0.00%	Shares

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,3	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

Convertible securities — 0.38%	Shares or principal amount

FINANCIALS — 0.27%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	69,575

INDUSTRIALS — 0.11%
AMR Corp. 6.25% convertible notes 2014	$14,250,000	15,069
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$9,000,000	12,904
		27,973

Total convertible securities (cost: $79,230,000)		97,548

	Principal amount
Bonds, notes & other debt instruments — 0.02%	(000)

CONSUMER DISCRETIONARY — 0.02%
General Motors Corp. 7.20% 20114	$9,095	2,660
General Motors Corp. 8.25% 20234	3,225	935
General Motors Corp. 8.375% 20334	9,030	2,732

Total bonds, notes & other debt instruments (cost: $7,343,000)		6,327

	Principal amount	Value
Short-term securities — 4.49%	(000)	(000)

Freddie Mac 0.125%–0.21% due 4/1/2011–1/18/2012	$248,300	$248,214
Fannie Mae 0.13%–0.381% due 4/15–8/10/2011	209,200	209,150
U.S. Treasury Bills 0.147%–0.169% due 4/14–9/22/2011	163,400	163,358
Wal-Mart Stores, Inc. 0.16%–0.19% due 4/12–4/26/20115	119,889	119,879
Straight-A Funding LLC 0.24% due 6/8/20115	99,161	99,109
Federal Home Loan Bank 0.125%–0.17% due 4/25–6/22/2011	75,400	75,384
Jupiter Securitization Co., LLC 0.20%–0.21% due 4/14–4/15/20115	65,000	64,995
Johnson & Johnson 0.17% due 6/1–6/10/20115	64,097	64,074
Abbott Laboratories 0.16% due 5/31/20115	49,500	49,488
Federal Farm Credit Banks 0.23% due 11/21/2011	40,000	39,944
Coca-Cola Co. 0.21% due 7/12/20115	13,800	13,790

Total short-term securities (cost: $1,147,356,000)		1,147,385

Total investment securities (cost: $19,521,564,000)		25,440,659
Other assets less liabilities		135,084

Net assets		$25,575,743

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value all such securities represented less than .01% of the net assets of the fund.
4Scheduled interest and/or principal payment was not received.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $411,335,000, which represented 1.61% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$5,163,623	$—	$—	$5,163,623
Consumer discretionary	3,356,189	—	—	3,356,189
Industrials	3,338,034	—	—	3,338,034
Energy	2,807,263	—	—	2,807,263
Financials	2,180,038	—	—	2,180,038
Health care	2,104,341	—	—	2,104,341
Consumer staples	1,933,235	—	—	1,933,235
Materials	1,070,071	—	—	1,070,071
Telecommunication services	994,562	—	—	994,562
Utilities	365,068	—	—	365,068
Miscellaneous	845,082	—	—	845,082
Preferred securities	—	31,893	—	31,893
Convertible securities	69,575	27,973	—	97,548
Bonds, notes & other debt instruments	—	6,327	—	6,327
Short-term securities	—	1,147,385	—	1,147,385
Total	$24,227,081	$1,213,578	$—	$25,440,659

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,633,106
Gross unrealized depreciation on investment securities	(721,187)
Net unrealized appreciation on investment securities	5,911,919
Cost of investment securities for federal income tax purposes	19,528,740

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income Fund
Investment portfolio

March 31, 2011
 unaudited

Common stocks — 93.41%	Shares	Value (000)

INDUSTRIALS — 13.95%
Legrand SA	116,000	$4,826
Siemens AG	33,139	4,542
Ryanair Holdings PLC (ADR)1	150,000	4,170
BAE Systems PLC	751,350	3,916
Jardine Matheson Holdings Ltd.	87,000	3,875
ASSA ABLOY AB, Class B	111,000	3,192
A.P. Moller-Maersk A/S, Class B	220	2,070
Schneider Electric SA	9,889	1,690
AB Volvo, Class B1	93,800	1,650
Sandvik AB	35,522	670
Hutchison Port Holdings Trust1,2	668,000	661
Embraer SA, ordinary nominative	72,000	595
Fiat Industrial SpA1	37,500	538
		32,395

FINANCIALS — 13.91%
Banco Santander, SA	533,027	6,188
Bank of China Ltd., Class H	5,038,000	2,804
Société Générale	36,736	2,387
Barclays PLC	490,000	2,182
China Construction Bank Corp., Class H	2,193,500	2,056
Bank of Cyprus PCL	488,368	1,772
China Life Insurance Co. Ltd., Class H	350,000	1,314
Prudential PLC	114,500	1,298
Erste Bank der oesterreichischen Sparkassen AG	24,629	1,243
HDFC Bank Ltd.	20,750	1,092
Link Real Estate Investment Trust	333,000	1,042
CapitaMall Trust, units	650,000	969
Westfield Group	100,000	966
Ascendas Real Estate Investment Trust3	495,000	798
Deutsche Bank AG	13,500	794
DBS Group Holdings Ltd	68,000	790
Deutsche Börse AG	10,300	782
Hongkong Land Holdings Ltd.	105,000	735
Itaú Unibanco Holding SA, preferred nominative	30,250	721
Chongqing Rural Commercial Bank Co., Ltd., Class H1	1,040,000	714
China Taiping Insurance Holdings Co. Ltd.1	200,000	590
Japan Real Estate Investment Corp.	61	577
Siam Commercial Bank PCL	102,000	364
Sberbank of Russia (GDR)3	300	124
		32,302

TELECOMMUNICATION SERVICES — 11.60%
SOFTBANK CORP.	102,000	4,071
Elisa Oyj, Class A	167,000	3,676
Singapore Telecommunications Ltd.	1,505,000	3,606
América Móvil, SAB de CV, Series L (ADR)	51,000	2,963
BCE Inc.	60,135	2,185
Millicom International Cellular SA	19,300	1,856
Türk Telekomünikasyon AS, Class D	252,400	1,268
OJSC Mobile TeleSystems (ADR)	58,000	1,231
Telekom Austria AG, non-registered shares	79,107	1,157
Turkcell Iletisim Hizmetleri AS	155,000	918
Telefónica, SA	27,800	696
Advanced Info Service PCL	230,000	684
China Communications Services Corp. Ltd., Class H	1,090,000	663
Taiwan Mobile Co., Ltd.	266,000	626
Philippine Long Distance Telephone Co.	8,300	444
Chunghwa Telecom Co., Ltd.	128,000	399
Maxis Bhd.	197,200	350
Portugal Telecom, SGPS, SA	12,789	148
		26,941

INFORMATION TECHNOLOGY — 10.70%
Nintendo Co., Ltd.	17,400	4,700
Compal Electronics, Inc.	4,639,784	4,607
Quanta Computer Inc.	2,084,340	3,934
Wistron Corp.	1,389,834	2,202
NetEase.com, Inc. (ADR)1	37,600	1,862
MediaTek Inc.	139,369	1,602
HTC Corp.	40,600	1,588
Hynix Semiconductor Inc.	50,000	1,427
Acer Inc.	634,403	1,294
Delta Electronics, Inc.	179,260	710
Redecard SA, ordinary nominative	43,960	648
Cielo SA, ordinary nominative	32,500	275
		24,849

CONSUMER DISCRETIONARY — 10.21%
Daimler AG1	92,330	6,523
Virgin Media Inc.	169,900	4,721
Isuzu Motors Ltd.	788,000	3,117
Hyundai Motor Co.	8,950	1,656
Bayerische Motoren Werke AG	15,000	1,249
British Sky Broadcasting Group PLC	74,000	979
Kia Motors Corp.	15,000	944
Honda Motor Co., Ltd.	23,500	883
TUI Travel PLC	221,500	807
Toyota Motor Corp.	19,100	769
Esprit Holdings Ltd.	164,537	755
adidas AG, non-registered shares	8,000	504
Fiat SpA	37,500	340
Li & Fung Ltd.	50,000	256
OPAP SA	9,513	204
		23,707

CONSUMER STAPLES — 9.44%
Philip Morris International Inc.	113,040	7,419
British American Tobacco PLC	167,518	6,725
Wesfarmers Ltd.	43,150	1,418
Nestlé SA	23,000	1,318
Coca-Cola Hellenic Bottling Co. SA	48,000	1,289
Foster’s Group Ltd.	215,000	1,272
Wilmar International Ltd.	211,000	914
Anheuser-Busch InBev NV	14,200	809
Pernod Ricard SA	8,195	765
		21,929

UTILITIES — 7.57%
Scottish and Southern Energy PLC	300,350	6,076
GDF SUEZ	124,250	5,062
National Grid PLC	280,900	2,677
International Power PLC	522,000	2,579
Power Assets Holdings Ltd.	176,500	1,180
		17,574

MATERIALS — 7.46%
CRH PLC	180,409	4,137
ArcelorMittal	112,200	4,059
Svenska Cellulosa AB SCA, Class B	191,300	3,079
Amcor Ltd.	282,000	2,059
Syngenta AG	4,060	1,320
Israel Chemicals Ltd.	71,450	1,176
Rio Tinto PLC	7,414	521
Ambuja Cements Ltd.	153,500	507
Akzo Nobel NV	5,300	364
Aperam	2,160	87
		17,309

HEALTH CARE — 4.84%
Bayer AG	46,980	3,638
Novartis AG	61,225	3,321
Mindray Medical International Ltd., Class A (ADR)1	126,100	3,177
Sonic Healthcare Ltd.	89,175	1,105
		11,241

ENERGY — 3.73%
BP PLC	660,200	4,808
Royal Dutch Shell PLC, Class B	87,427	3,170
Woodside Petroleum Ltd.	8,179	396
Eni SpA	11,550	284
		8,658

Total common stocks (cost: $194,010,000)		216,905

	Principal amount
Preferred securities — 0.11%	(000)

FINANCIALS — 0.11%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%2,4	$200	253

Total preferred securities (cost: $200,000)		253

	Principal amount	Value
Bonds, notes & other debt instruments — 1.00%	(000)	(000)

TELECOMMUNICATION SERVICES — 0.40%
MTS International Funding Ltd. 8.625% 20202	$800	$919

HEALTH CARE — 0.34%
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	745	792

ENERGY — 0.26%
Gazprom OJSC, Series 9, 6.51% 2022	270	288
Gazprom OJSC 7.288% 2037	290	315
		603

Total bonds, notes & other debt instruments (cost: $2,088,000)		2,314

Short-term securities — 5.04%

NetJets Inc. 0.05% due 4/1/20112	6,500	6,500
Freddie Mac 0.24% due 7/26/2011	2,900	2,898
Caisse d’Amortissement de la Dette Sociale 0.20% due 4/5/20112	2,000	2,000
Federal Home Loan Bank 0.20% due 4/26/2011	300	300

Total short-term securities (cost: $11,697,000)		11,698

Total investment securities (cost: $207,995,000)		231,170
Other assets less liabilities		1,027

Net assets		$232,197

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,333,000, which represented 4.45% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $922,000, which represented .40% of the net assets of the fund.
4Coupon rate may change periodically.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Industrials	$32,395	$—	$—	$32,395
Financials	31,380	922	—	32,302
Telecommunication services	26,941	—	—	26,941
Information technology	24,849	—	—	24,849
Consumer discretionary	23,707	—	—	23,707
Consumer staples	21,929	—	—	21,929
Utilities	17,574	—	—	17,574
Materials	17,309	—	—	17,309
Health care	11,241	—	—	11,241
Energy	8,658	—	—	8,658
Preferred securities	—	253	—	253
Bonds, notes & other debt instruments	—	2,314	—	2,314
Short-term securities	—	11,698	—	11,698
Total	$215,983	$15,187	$—	$231,170

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30,015
Gross unrealized depreciation on investment securities	(7,151)
Net unrealized appreciation on investment securities	22,864
Cost of investment securities for federal income tax purposes	208,306

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Asset Allocation Fund
Investment portfolio

March 31, 2011
unaudited

Common stocks — 72.64%	Shares	Value (000)

INFORMATION TECHNOLOGY — 11.56%
Oracle Corp.	5,530,000	$184,536
International Business Machines Corp.	980,000	159,809
Corning Inc.	7,400,000	152,662
Apple Inc.1	380,000	132,411
Texas Instruments Inc.	3,500,000	120,960
Microsoft Corp.	4,700,000	119,192
Google Inc., Class A1	190,000	111,380
ASML Holding NV (New York registered)1	2,250,000	100,125
KLA-Tencor Corp.	2,100,000	99,477
Xilinx, Inc.	1,844,517	60,500
Cisco Systems, Inc.	3,400,000	58,310
VeriSign, Inc.	1,000,000	36,210
		1,335,572

FINANCIALS — 9.96%
Goldman Sachs Group, Inc.	1,150,000	182,241
ACE Ltd.	2,320,000	150,104
T. Rowe Price Group, Inc.	1,700,000	112,914
BlackRock, Inc.	500,000	100,505
Moody’s Corp.	2,900,000	98,339
Wells Fargo & Co.	3,000,000	95,100
JPMorgan Chase & Co.	2,000,000	92,200
American Express Co.	1,500,000	67,800
Progressive Corp.	2,950,000	62,334
Allstate Corp.	1,900,000	60,382
Marsh & McLennan Companies, Inc.	1,740,000	51,869
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,600,000	46,629
China Life Insurance Co. Ltd., Class H	7,100,000	26,653
Citigroup Inc.1	767,307	3,391
Bank of America Corp.	33,396	445
		1,150,906

HEALTH CARE — 8.51%
Merck & Co., Inc.	5,300,000	174,953
Johnson & Johnson	2,160,000	127,980
Amgen Inc.1	2,350,000	125,608
Cardinal Health, Inc.	2,901,424	119,336
Gilead Sciences, Inc.1	2,000,000	84,880
UnitedHealth Group Inc.	1,800,000	81,360
Baxter International Inc.	1,500,000	80,655
Eli Lilly and Co.	2,000,000	70,340
Bristol-Myers Squibb Co.	2,500,000	66,075
Aetna Inc.	1,394,000	52,177
		983,364

ENERGY — 8.25%
Schlumberger Ltd.	1,930,000	179,992
Chevron Corp.	1,400,000	150,402
Denbury Resources Inc.1	4,000,000	97,600
Suncor Energy Inc.	2,150,000	96,423
Apache Corp.	640,000	83,789
Rosetta Resources Inc.1	1,500,000	71,310
Tenaris SA (ADR)	1,300,000	64,298
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,500,000	60,645
Noble Energy, Inc.	600,000	57,990
Occidental Petroleum Corp.	400,000	41,796
Core Laboratories NV	400,000	40,868
Transocean Ltd.1	100,621	7,843
		952,956

MATERIALS — 7.85%
Dow Chemical Co.	5,500,000	207,625
Rio Tinto PLC	1,681,753	118,140
Sigma-Aldrich Corp.	1,840,000	117,097
FMC Corp.	1,250,000	106,162
BHP Billiton Ltd.	1,840,000	88,613
Nucor Corp.	1,900,000	87,438
Martin Marietta Materials, Inc.	840,000	75,323
Monsanto Co.	1,000,000	72,260
Barrick Gold Corp.	660,000	34,261
		906,919

INDUSTRIALS — 7.82%
Boeing Co.	2,250,000	166,342
Deere & Co.	900,000	87,201
IDEX Corp.	1,950,000	85,118
Tyco International Ltd.	1,600,000	71,632
Emerson Electric Co.	1,200,000	70,116
CSX Corp.	870,000	68,382
Robert Half International Inc.	2,150,000	65,790
Expeditors International of Washington, Inc.	1,266,245	63,490
Danaher Corp.	1,220,000	63,318
Lockheed Martin Corp.	750,000	60,300
Roper Industries, Inc.	600,000	51,876
Union Pacific Corp.	500,000	49,165
Nortek, Inc.1	16,450	707
Atrium Corp.1,2,3	535	48
		903,485

CONSUMER DISCRETIONARY — 7.55%
Comcast Corp., Class A	7,750,000	191,580
Home Depot, Inc.	4,300,000	159,358
DIRECTV, Class A1	2,000,000	93,600
Johnson Controls, Inc.	2,150,000	89,375
VF Corp.	900,000	88,677
CarMax, Inc.1	1,940,000	62,274
Carnival Corp., units	1,560,000	59,841
Amazon.com, Inc.1	300,000	54,039
Toyota Motor Corp.	900,000	36,247
McDonald’s Corp.	430,000	32,719
Cooper-Standard Holdings Inc.1,4	101,627	4,421
Cooper-Standard Holdings Inc.1,4	21,607	940
		873,071

CONSUMER STAPLES — 3.50%
Unilever NV (New York registered)	2,480,000	77,773
Colgate-Palmolive Co.	960,000	77,529
Coca-Cola Co.	1,000,000	66,350
Philip Morris International Inc.	1,000,000	65,630
PepsiCo, Inc.	1,000,000	64,410
Costco Wholesale Corp.	600,000	43,992
Origin Enterprises PLC	1,773,300	9,173
		404,857

TELECOMMUNICATION SERVICES — 1.78%
American Tower Corp., Class A1	2,200,000	114,004
AT&T Inc.	3,000,000	91,800
		205,804

UTILITIES — 0.85%
Exelon Corp.	1,250,000	51,550
FirstEnergy Corp.	1,250,000	46,363
		97,913

MISCELLANEOUS — 5.01%
Other common stocks in initial period of acquisition		578,653

Total common stocks (cost: $6,286,905,000)		8,393,500

	Principal amount
Preferred securities — 0.06%	(000)

FINANCIALS — 0.06%
QBE Capital Funding II LP 6.797%4,5	$3,250	2,909
BNP Paribas 7.195%4,5	2,600	2,522
AXA SA, Series B, 6.379%4,5	1,315	1,177

Total preferred securities (cost: $6,861,000)		6,608

Rights & warrants — 0.01%	Shares

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20171,4	38,220	974

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		153

Total rights & warrants (cost: $3,156,000)		1,127

Convertible securities — 0.03%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc. 7.00% convertible preferred3,4	19,937	4,001

Total convertible securities (cost: $1,973,000)		4,001

	Principal amount	Value
Bonds, notes & other debt instruments — 20.40%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.27%
U.S. Treasury 4.625% 2011	$74,875	$77,322
U.S. Treasury 4.875% 2012	155,000	161,219
U.S. Treasury 1.50% 2013	30,000	30,288
U.S. Treasury 1.75% 2013	63,000	64,196
U.S. Treasury 1.875% 20136	15,154	16,412
U.S. Treasury 2.75% 2013	3,190	3,329
U.S. Treasury 1.875% 2014	69,000	70,199
U.S. Treasury 1.875% 20156	23,065	25,417
U.S. Treasury 7.25% 2016	2,000	2,487
U.S. Treasury 7.50% 2016	8,000	10,139
U.S. Treasury 3.50% 2018	1,630	1,697
U.S. Treasury 2.125% 20196	15,384	17,199
U.S. Treasury 6.25% 2023	6,235	7,746
U.S. Treasury 6.625% 2027	35,000	45,311
U.S. Treasury 3.50% 2039	107,500	90,157
U.S. Treasury 4.375% 2039	7,000	6,850
U.S. Treasury 4.625% 2040	7,000	7,139
U.S. Treasury 4.75% 2041	33,000	34,305
Fannie Mae 6.25% 2029	15,575	18,719
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,189
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,121
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,106
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,844
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,331
CoBank ACB 0.91% 20224,5	3,805	3,216
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,937
		724,875

MORTGAGE-BACKED OBLIGATIONS7 — 5.82%
Fannie Mae 4.89% 2012	10,000	10,145
Fannie Mae 4.00% 2015	1,907	1,969
Fannie Mae 5.50% 2017	935	1,011
Fannie Mae 5.00% 2018	2,419	2,572
Fannie Mae 5.50% 2020	5,807	6,297
Fannie Mae 6.00% 2021	236	258
Fannie Mae 6.00% 2021	177	193
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,304	1,351
Fannie Mae 4.00% 2024	5,746	5,917
Fannie Mae 4.00% 2024	3,748	3,859
Fannie Mae 3.50% 2025	46,158	46,359
Fannie Mae 3.50% 2025	17,736	17,813
Fannie Mae 3.50% 2025	7,883	7,917
Fannie Mae 4.00% 2025	11,750	12,100
Fannie Mae 4.50% 2025	26,887	28,260
Fannie Mae 4.50% 2025	5,051	5,309
Fannie Mae 6.00% 2026	1,963	2,153
Fannie Mae 5.50% 2033	4,517	4,857
Fannie Mae 5.50% 2033	2,798	3,007
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	588	496
Fannie Mae 6.00% 2036	9,763	10,648
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,003	2,202
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	468	511
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	221	236
Fannie Mae 6.00% 2037	18,418	20,125
Fannie Mae 6.00% 2037	1,802	1,960
Fannie Mae 6.00% 2037	393	428
Fannie Mae 6.00% 2038	756	824
Fannie Mae 3.50% 2040	22,037	20,785
Fannie Mae 3.50% 2040	12,974	12,237
Fannie Mae 3.50% 2040	7,922	7,472
Fannie Mae 3.50% 2040	2,990	2,820
Fannie Mae 4.00% 2040	14,894	14,676
Fannie Mae 4.00% 2040	6,947	6,848
Fannie Mae 4.50% 2040	36,471	37,179
Fannie Mae 4.50% 2040	2,969	3,027
Fannie Mae 4.50% 2040	1,553	1,583
Fannie Mae 6.00% 2040	7,580	8,239
Fannie Mae 3.50% 2041	27,775	26,197
Fannie Mae 3.50% 2041	9,969	9,403
Fannie Mae 4.50% 2041	28,000	28,503
Fannie Mae 4.50% 2041	27,865	28,406
Fannie Mae 4.50% 2041	21,908	22,333
Fannie Mae 5.00% 2041	5,808	6,077
Fannie Mae 5.50% 2041	12,000	12,834
Fannie Mae 6.00% 2041	42,343	46,055
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	543	613
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	138	158
Fannie Mae 7.00% 2047	836	933
Fannie Mae 7.00% 2047	795	888
Fannie Mae 7.00% 2047	35	39
Freddie Mac 5.00% 2018	832	887
Freddie Mac 5.00% 2023	1,759	1,876
Freddie Mac 6.00% 2026	6,725	7,341
Freddie Mac, Series T-041, Class 3-A, 7.222% 20325	642	738
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,049	4,409
Freddie Mac, Series 3312, Class PA, 5.50% 2037	4,181	4,450
Freddie Mac 5.00% 2038	13,946	14,573
Freddie Mac 5.471% 20385	182	193
Freddie Mac 6.50% 2038	2,358	2,643
Freddie Mac 5.00% 2040	11,713	12,242
Freddie Mac 4.00% 2041	27,000	26,558
Freddie Mac 4.00% 2041	5,000	4,918
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.352% 20375	12,000	12,225
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,165	1,203
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20464	7,000	7,015
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20445	10,000	10,767
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	2,337	2,357
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,116	1,184
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	546	547
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,754	3,821
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	489	504
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	3,125	3,319
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	2,125	2,286
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	1,875	2,003
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	6,981
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	3,245	3,306
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.89% 20385	3,000	3,286
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20445	2,250	2,421
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	3,000	3,217
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.314% 20455	5,000	5,171
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,866	4,947
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,059	4,902
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,209	3,311
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	373
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	480	488
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,846	2,894
Bank of America 5.50% 20124	2,240	2,339
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,048	2,082
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,480	1,545
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,024	1,036
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20445	460	459
		672,899

FINANCIALS — 1.59%
Realogy Corp., Letter of Credit, 3.261% 20165,7,8	887	836
Realogy Corp., Term Loan B, 4.562% 20165,7,8	9,788	9,222
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	13,610	14,740
Realogy Corp. 7.875% 20194	4,075	4,065
CIT Group Inc., Series A, 7.00% 20137	6,156	6,287
CIT Group Inc., Series A, 7.00% 2014	11,480	11,724
CIT Group Inc., Series A, 7.00% 2015	8,834	8,933
Developers Diversified Realty Corp. 9.625% 2016	5,500	6,707
Developers Diversified Realty Corp. 7.50% 2017	4,500	5,082
UBS AG 5.875% 2017	7,625	8,338
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,025	1,097
Westfield Group 5.70% 20164	3,700	4,038
Westfield Group 7.125% 20184	1,275	1,481
Kimco Realty Corp. 6.875% 2019	5,375	6,282
Royal Bank of Scotland PLC 4.875% 2015	6,000	6,242
Liberty Mutual Group Inc. 6.50% 20354	1,085	1,023
Liberty Mutual Group Inc. 7.50% 20364	4,855	5,210
ProLogis 7.375% 2019	5,055	5,734
Wells Fargo & Co. 3.676% 2016	1,500	1,511
Wells Fargo & Co. 4.60% 2021	4,000	3,963
Regions Financial Corp. 6.375% 2012	5,172	5,334
Morgan Stanley, Series F, 5.75% 2021	5,000	5,056
Société Générale 2.50% 20144	5,000	4,965
Goldman Sachs Group, Inc. 3.625% 2016	5,000	4,958
HSBC Bank PLC 3.50% 20154	3,500	3,549
HSBC Holdings PLC 5.10% 2021	1,250	1,259
Hospitality Properties Trust 6.70% 2018	4,415	4,746
HBOS PLC 6.75% 20184	4,600	4,508
Simon Property Group, LP 5.875% 2017	1,500	1,666
Simon Property Group, LP 10.35% 2019	2,000	2,761
JPMorgan Chase & Co. 2.60% 2016	4,500	4,349
International Lease Finance Corp., Series Q, 5.75% 2011	4,250	4,287
Barclays Bank PLC 2.50% 2013	1,875	1,909
Barclays Bank PLC 5.125% 2020	2,000	2,038
Monumental Global Funding III 0.503% 20144,5	4,000	3,857
Bank of America Corp. 5.75% 2017	3,100	3,271
Standard Chartered PLC 3.85% 20154	3,000	3,073
Lazard Group LLC 7.125% 2015	2,585	2,842
Citigroup Inc. 4.587% 2015	2,400	2,484
BNP Paribas 5.00% 2021	2,000	2,023
Intesa Sanpaolo SpA 6.50% 20214	1,625	1,708
Korea Development Bank 5.30% 2013	100	106
		183,264

HEALTH CARE — 1.39%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	7,930	8,237
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	15,525	16,495
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	1,900	2,014
Boston Scientific Corp. 6.25% 2015	5,000	5,390
Boston Scientific Corp. 6.00% 2020	2,245	2,356
Boston Scientific Corp. 7.00% 2035	4,495	4,604
Boston Scientific Corp. 7.375% 2040	3,570	3,986
VWR Funding, Inc., Series B, 10.25% 20155,9	14,719	15,639
Tenet Healthcare Corp. 7.375% 2013	12,855	13,562
PTS Acquisition Corp. 9.50% 20155,9	6,559	6,764
PTS Acquisition Corp. 9.75% 2017	€3,525	5,071
Bausch & Lomb Inc. 9.875% 2015	$10,975	11,826
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,348
Multiplan Inc. 9.875% 20184	6,105	6,563
HealthSouth Corp. 10.75% 2016	5,900	6,313
Surgical Care Affiliates, Inc. 8.875% 20154,5,9	5,870	6,075
Surgical Care Affiliates, Inc. 10.00% 20174	135	140
Novartis Capital Corp. 2.90% 2015	6,000	6,139
Symbion Inc. 11.75% 20155,9	5,605	5,321
Cardinal Health, Inc. 5.80% 2016	4,500	5,007
Pfizer Inc 4.45% 2012	4,500	4,668
Merge Healthcare Inc 11.75% 2015	2,735	2,968
Vanguard Health Systems Inc. 0% 20164	4,475	2,864
Biogen Idec Inc. 6.00% 2013	2,560	2,737
Abbott Laboratories 5.125% 2019	2,400	2,598
HCA Inc. 9.125% 2014	2,000	2,108
HCA Inc. 9.25% 2016	200	216
Grifols Inc 8.25% 20184	1,885	1,944
Rotech Healthcare Inc. 10.50% 20184	1,660	1,652
		160,605

INDUSTRIALS — 1.26%
Nortek, Inc. 11.00% 2013	19,953	21,200
Nortek Inc. 10.00% 20184	4,100	4,438
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20145,7,8	1,217	1,076
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 20145,7,8	19,745	17,452
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,7,8	3,535	3,602
CEVA Group PLC 8.375% 20174	2,025	2,076
CEVA Group PLC 11.50% 20184	9,975	10,885
Associated Materials, LLC 9.125% 20174	8,990	9,642
Ply Gem Industries, Inc. 13.125% 2014	1,905	2,115
Ply Gem Industries, Inc. 8.25% 20184	6,900	7,124
DAE Aviation Holdings, Inc. 11.25% 20154	6,150	6,534
US Investigations Services, Inc., Term Loan B, 3.059% 20155,7,8	726	719
US Investigations Services, Inc. 10.50% 20154	3,600	3,834
US Investigations Services, Inc. 11.75% 20164	1,735	1,865
Volvo Treasury AB 5.95% 20154	5,250	5,777
Koninklijke Philips Electronics NV 5.75% 2018	4,800	5,388
General Electric Co. 5.25% 2017	4,500	4,907
RailAmerica, Inc. 9.25% 2017	4,089	4,544
Union Pacific Corp. 5.75% 2017	830	932
Union Pacific Corp. 5.70% 2018	3,205	3,594
Northwest Airlines, Inc., Term Loan B, 3.81% 20135,7,8	561	537
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	1,545	1,591
Northwest Airlines, Inc., Term Loan A, 2.06% 20185,7,8	1,843	1,645
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	679	694
Ashtead Group PLC 8.625% 20154	1,800	1,888
Ashtead Capital, Inc. 9.00% 20164	2,150	2,274
Norfolk Southern Corp. 5.75% 2016	2,255	2,529
Norfolk Southern Corp. 5.75% 2018	1,075	1,207
Norfolk Southern Corp. 7.05% 2037	60	73
Atlas Copco AB 5.60% 20174	2,750	2,917
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	2,399	2,837
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	1,145	1,191
Navios Maritime Holdings Inc. 8.125% 20194	1,575	1,595
Euramax International, Inc. 9.50% 20164	2,595	2,647
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,215
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	226	225
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	14	14
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,7	57	55
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	797	809
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4,7	550	587
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	505	485
		145,719

TELECOMMUNICATION SERVICES — 1.07%
Sprint Capital Corp. 8.375% 2012	10,145	10,754
Nextel Communications, Inc., Series E, 6.875% 2013	3,770	3,817
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	5,521
Nextel Communications, Inc., Series D, 7.375% 2015	2,775	2,799
Wind Acquisition SA 11.75% 20174	9,425	10,886
Wind Acquisition SA 7.375% 2018	€2,835	4,189
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	$5,520	5,989
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	4,545	4,931
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	2,635	2,823
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,324
Telecom Italia Capital SA 6.999% 2018	1,000	1,089
Telecom Italia Capital SA 7.20% 2036	4,437	4,466
Telecom Italia Capital SA 7.721% 2038	5,385	5,722
Cricket Communications, Inc. 10.00% 2015	3,275	3,611
Cricket Communications, Inc. 7.75% 2016	7,515	8,022
Telefónica Emisiones, SAU 3.729% 2015	925	934
Telefónica Emisiones, SAU 5.134% 2020	2,075	2,068
Telefónica Emisiones, SAU 5.462% 2021	5,615	5,697
Trilogy International Partners, LLC, 10.25% 20164	7,550	7,852
LightSquared, Term Loan B, 12.00% 20147,8,9	7,503	7,367
AT&T Inc. 6.70% 2013	4,340	4,888
SBC Communications Inc. 5.10% 2014	1,125	1,231
Vodafone Group PLC, Term Loan, 6.875% 20153,7,8,9	5,591	5,703
Verizon Communications Inc. 5.50% 2017	4,125	4,554
Verizon Communications Inc. 6.00% 2041	1,000	1,000
American Tower Corp. 4.625% 2015	3,875	4,026
Deutsche Telekom International Finance BV 5.875% 2013	1,060	1,164
Hawaiian Telcom, Inc. 9.00% 20155,7,8,9	215	220
		123,647

CONSUMER DISCRETIONARY — 1.02%
MGM Resorts International 6.75% 2012	13,265	13,597
MGM Resorts International 6.75% 2013	6,740	6,824
MGM Resorts International 5.875% 2014	4,625	4,440
Allison Transmission Holdings, Inc. 11.00% 20154	5,625	6,131
Allison Transmission Holdings, Inc. 11.25% 20154,5,9	16,019	17,480
Revel Entertainment, Term Loan B, 9.00% 20185,7,8	6,000	5,847
Revel Entertainment 12.00% 20182,3,9	6,950	6,458
Comcast Corp. 6.45% 2037	1,750	1,798
Comcast Corp. 6.95% 2037	5,125	5,597
Time Warner Cable Inc. 6.75% 2018	3,345	3,806
Time Warner Cable Inc. 8.75% 2019	180	225
Time Warner Cable Inc. 5.00% 2020	3,000	3,038
Toys “R” Us, Inc. 7.625% 2011	4,085	4,177
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,190	2,305
Time Warner Inc. 5.875% 2016	2,760	3,083
Time Warner Inc. 6.25% 2041	1,000	997
Volkswagen International Finance NV 1.625% 20134	4,000	4,018
News America Inc. 6.15% 20414	4,000	3,980
Boyd Gaming Corp. 7.125% 2016	1,640	1,570
Boyd Gaming Corp. 9.125% 20184	2,135	2,215
Virgin Media Secured Finance PLC 5.25% 20214	3,525	3,544
Radio One, Inc., Term Loan B, 7.50% 20165,7,8	3,255	3,302
Staples, Inc. 9.75% 2014	2,500	3,003
Michaels Stores, Inc. 0%/13.00% 201610	2,400	2,460
CityCenter Holdings, LLC 7.625% 20164	2,235	2,319
PETCO Animal Supplies, Inc. 9.25% 20184	2,000	2,150
Thomson Reuters Corp. 5.95% 2013	1,575	1,736
Thomson Reuters Corp. 6.50% 2018	140	162
Univision Communications Inc. 12.00% 20144	1,500	1,628
Univision Communications Inc., Term Loan, 4.496% 20175,7,8	10	10
		117,900

INFORMATION TECHNOLOGY — 0.62%
First Data Corp. 9.875% 2015	197	203
First Data Corp. 9.875% 2015	138	142
First Data Corp. 10.55% 20159	1,122	1,167
First Data Corp. 11.25% 2016	1,790	1,792
First Data Corp. 7.375% 20194	600	611
First Data Corp. 8.25% 20214	4,609	4,620
First Data Corp. 12.625% 20214	9,136	9,958
First Data Corp. 8.75% 20224,5,9	6,525	6,525
Freescale Semiconductor, Inc. 9.125% 20145,9	3,562	3,687
Freescale Semiconductor, Inc. 10.125% 2016	14,747	15,742
Freescale Semiconductor, Inc. 10.125% 20184	4,100	4,612
NXP BV and NXP Funding LLC 9.50% 2015	4,440	4,729
NXP BV and NXP Funding LLC 9.75% 20184	12,110	13,624
Sanmina-SCI Corp. 6.75% 2013	2,525	2,525
Sanmina-SCI Corp. 8.125% 2016	1,925	2,002
		71,939

ENERGY — 0.38%
Petroplus Finance Ltd. 6.75% 20144	6,700	6,599
Petroplus Finance Ltd. 7.00% 20174	3,875	3,701
Petroplus Finance Ltd. 9.375% 20194	100	102
Kinder Morgan Energy Partners LP 6.00% 2017	6,620	7,376
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,457
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,386
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,973
Cenovus Energy Inc. 4.50% 2014	4,000	4,299
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,361
Husky Energy Inc. 6.80% 2037	2,800	3,094
Williams Partners L.P. 4.125% 2020	3,000	2,861
Williams Companies, Inc. 7.875% 2021	1,646	2,052
		44,261

CONSUMER STAPLES — 0.32%
Rite Aid Corp. 9.75% 2016	7,750	8,641
Rite Aid Corp. 10.25% 2019	8,355	9,180
Rite Aid Corp. 8.00% 2020	3,830	4,074
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,402
British American Tobacco International Finance PLC 9.50% 20184	2,470	3,272
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,580
Kraft Foods Inc. 2.625% 2013	2,500	2,560
Delhaize Group 6.50% 2017	1,800	2,027
		36,736

UTILITIES — 0.28%
MidAmerican Energy Co. 5.95% 2017	1,375	1,563
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,406
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	3,621
Electricité de France SA 6.50% 20194	170	195
Electricité de France SA 6.95% 20394	4,000	4,666
CenterPoint Energy Resources Corp. 4.50% 20214	4,610	4,528
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,476
Veolia Environnement 5.25% 2013	3,775	4,048
PG&E Corp. 5.75% 2014	2,000	2,187
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,063
Appalachian Power Co., Series M, 5.55% 2011	1,500	1,500
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,7	919	984
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	57
		31,294

MATERIALS — 0.17%
Georgia Gulf Corp. 10.75% 2016	3,500	3,745
Georgia Gulf Corp. 9.00% 20174	7,450	8,195
JMC Steel Group Inc. 8.25% 20184	3,010	3,093
International Paper Co. 7.30% 2039	2,005	2,250
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,932
		19,215

ASSET-BACKED OBLIGATIONS7 — 0.12%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,081
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.00% 20345	2,843	2,385
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,027	2,113
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,844
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.554% 20194,5	1,542	1,489
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	1,363	1,394
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,325	1,251
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	529
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.05% 20345	220	178
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	102	102
		14,366

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.09%
Polish Government 5.25% 2014	1,000	1,071
Polish Government 6.375% 2019	2,950	3,297
Croatian Government 6.75% 20194	3,000	3,148
Hungarian Government 6.25% 2020	2,625	2,680
		10,196

Total bonds, notes & other debt instruments (cost: $2,271,360,000)		2,356,916

Short-term securities — 7.16%

Freddie Mac 0.125%–0.18% due 6/20–8/15/2011	219,243	219,136
U.S. Treasury Bills 0.095%–0.169% due 4/15–9/22/2011	153,000	152,945
Abbott Laboratories 0.16%–0.17% due 4/25–5/24/20114	76,200	76,189
Fannie Mae 0.10%–0.12% due 5/9–6/22/2011	59,900	59,892
Coca-Cola Co. 0.19%–0.20% due 4/7–4/21/20114	54,400	54,395
Jupiter Securitization Co., LLC 0.24% due 6/27/20114	45,300	45,266
PepsiCo Inc. 0.16% due 4/29/20114	42,000	41,995
Federal Home Loan Bank 0.175% due 4/13/2011	38,000	37,998
Wal-Mart Stores, Inc. 0.19% due 4/12/20114	32,800	32,798
Johnson & Johnson 0.16%–0.17% due 5/19–6/9/20114	26,900	26,890
Procter & Gamble Co. 0.18% due 4/25/20114	26,400	26,396
Cisco Systems, Inc. 0.18% due 4/15/20114	19,200	19,199
General Electric Capital Corp. 0.11% due 4/1/2011	15,000	15,000
Private Export Funding Corp. 0.20% due 4/5/20114	13,300	13,300
John Deere Credit Ltd. 0.19% due 4/12/20114	5,900	5,900

Total short-term securities (cost: $827,297,000)		827,299

Total investment securities (cost: $9,397,552,000)		11,589,451
Other assets less liabilities		(35,237)

Net assets		$11,554,214

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011	$6,779	$6,458	.06%
Atrium Corp.	4/30/2010	48	48	.00
Total restricted securities		$6,827	$6,506	.06%

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,342,000, which represented .16% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $664,628,000, which represented 5.75% of the net assets of the fund.

5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government price index.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $72,278,000, which represented .63% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Step bond; coupon rate will increase at a later date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$1,335,572	$—	$—	$1,335,572
Financials	1,150,906	—	—	1,150,906
Health care	983,364	—	—	983,364
Energy	952,956	—	—	952,956
Materials	906,919	—	—	906,919
Industrials	903,437	—	48	903,485
Consumer discretionary	873,071	—	—	873,071
Consumer staples	404,857	—	—	404,857
Telecommunication services	205,804	—	—	205,804
Utilities	97,913	—	—	97,913
Miscellaneous	578,653	—	—	578,653
Preferred securities	—	6,608	—	6,608
Rights & warrants	1,127	—	—	1,127
Convertible securities	—	4,001	—	4,001
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	921,832	12,748	934,580
Bonds & notes of U.S. government & government agencies	—	724,875	—	724,875
Mortgage-backed obligations	—	671,354	1,545	672,899
Asset-backed obligations	—	14,366	—	14,366
Bonds & notes of governments outside the U.S.	—	10,196	—	10,196
Short-term securities	—	827,299	—	827,299
Total	$8,394,579	$3,180,531	$14,341	$11,589,451
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning	Transfers			Transfers		Net	Ending
	value at	into		Unrealized	out of		realized	value at
	1/1/2011	Level 3*	Purchases	appreciation	Level 3*	Sales	loss	3/31/2011

Investment securities	$7,162	$614	$6,974	$766	$(46)	$(562)	$(567)	$14,341

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):								$(346)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,285,348
Gross unrealized depreciation on investment securities	(118,115)
Net unrealized appreciation on investment securities	2,167,233
Cost of investment securities for federal income tax purposes	9,422,218

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Bond Fund
Investment portfolio

March 31, 2011
unaudited

Bonds, notes & other debt instruments — 94.32%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 34.01%
U.S. Treasury 0.875% 2011	$61,500	$61,539
U.S. Treasury 1.00% 2012	160,875	161,959
U.S. Treasury 1.00% 2012	122,750	123,608
U.S. Treasury 4.50% 2012	60,000	62,487
U.S. Treasury 4.875% 2012	50,000	52,006
U.S. Treasury 1.125% 2013	325,753	327,381
U.S. Treasury 1.75% 2013	35,000	35,664
U.S. Treasury 2.00% 2013	94,375	96,580
U.S. Treasury 1.875% 20131	29,972	32,460
U.S. Treasury 3.125% 2013	15,000	15,776
U.S. Treasury 3.125% 2013	10,000	10,521
U.S. Treasury 4.25% 2013	15,000	16,247
U.S. Treasury 1.25% 2014	50,000	50,037
U.S. Treasury 1.75% 2014	53,885	54,740
U.S. Treasury 1.25% 2015	36,000	34,819
U.S. Treasury 1.625% 20151	28,829	31,296
U.S. Treasury 1.875% 20151	33,961	37,424
U.S. Treasury 2.125% 2015	92,430	92,459
U.S. Treasury 4.00% 2015	10,000	10,863
U.S. Treasury 2.00% 2016	39,235	38,953
U.S. Treasury 2.375% 2016	75,000	75,542
U.S. Treasury 2.50% 20161	16,355	18,587
U.S. Treasury 3.00% 2016	1,770	1,825
U.S. Treasury 5.125% 2016	55,500	63,244
U.S. Treasury 7.50% 2016	50,000	63,371
U.S. Treasury 1.875% 2017	48,000	45,412
U.S. Treasury 2.50% 2017	131,750	130,346
U.S. Treasury 4.25% 2017	10,000	10,904
U.S. Treasury 4.625% 2017	111,895	124,745
U.S. Treasury 8.75% 2017	75,000	101,361
U.S. Treasury 3.50% 2018	70,750	73,663
U.S. Treasury 4.00% 2018	45,000	48,150
U.S. Treasury 3.125% 2019	37,142	37,145
U.S. Treasury 3.625% 2019	11,355	11,740
U.S. Treasury 3.50% 2020	40,255	40,804
U.S. Treasury 3.625% 2020	25,000	25,683
U.S. Treasury 8.75% 2020	40,000	57,645
U.S. Treasury 3.625% 2021	77,830	78,943
U.S. Treasury 7.125% 2023	25,000	33,168
U.S. Treasury 6.875% 2025	65,000	85,576
U.S. Treasury 6.125% 2027	25,000	30,890
U.S. Treasury 4.375% 2038	20,000	19,681
U.S. Treasury 4.25% 2039	211,021	202,481
U.S. Treasury 4.375% 2039	25,000	24,463
U.S. Treasury 4.50% 2039	40,000	40,003
U.S. Treasury 3.875% 2040	46,000	41,174
U.S. Treasury 4.625% 2040	123,000	125,450
Freddie Mac 5.25% 2011	15,250	15,482
Freddie Mac 2.125% 2012	50,000	51,049
Freddie Mac 5.75% 2012	40,000	41,726
Freddie Mac 1.625% 2013	30,000	30,453
Freddie Mac 2.50% 2014	30,000	30,944
Freddie Mac 5.50% 2016	2,920	3,339
Federal Home Loan Bank 1.75% 2012	44,000	44,746
Federal Home Loan Bank 2.25% 2012	20,000	20,402
Federal Home Loan Bank 3.625% 2013	25,000	26,527
Federal Home Loan Bank 4.00% 2013	30,000	32,051
Fannie Mae 1.00% 2013	25,000	24,921
Fannie Mae 4.625% 2013	6,700	7,187
Fannie Mae 2.50% 2014	6,250	6,445
Fannie Mae 5.375% 2016	2,080	2,369
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.559% 20122	15,000	15,082
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,246
CoBank ACB 7.875% 20183	9,260	10,412
CoBank ACB 0.91% 20222,3	19,990	16,893
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,176
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,178
Tennessee Valley Authority 5.25% 2039	10,500	10,996
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,180
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,184
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,396
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,177
		3,410,376

MORTGAGE-BACKED OBLIGATIONS4 — 30.19%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,094
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,780
Fannie Mae 5.00% 2023	1,656	1,761
Fannie Mae 5.50% 2023	6,176	6,689
Fannie Mae 4.00% 2024	20,924	21,545
Fannie Mae 4.00% 2024	16,874	17,375
Fannie Mae 4.00% 2024	13,712	14,119
Fannie Mae 4.00% 2024	13,038	13,425
Fannie Mae 4.00% 2024	10,771	11,083
Fannie Mae 4.00% 2024	2,755	2,836
Fannie Mae 3.50% 2025	104,717	105,172
Fannie Mae 3.50% 2025	37,793	37,958
Fannie Mae 3.50% 2025	29,035	29,161
Fannie Mae 3.50% 2025	22,372	22,470
Fannie Mae 3.50% 2025	19,624	19,709
Fannie Mae 3.50% 2025	13,868	13,928
Fannie Mae 3.50% 2025	6,041	6,067
Fannie Mae 3.50% 2025	4,770	4,791
Fannie Mae 3.50% 2025	3,060	3,073
Fannie Mae 3.50% 2025	2,986	3,005
Fannie Mae 3.50% 2025	2,952	2,965
Fannie Mae 3.50% 2025	2,177	2,187
Fannie Mae 3.50% 2025	1,337	1,343
Fannie Mae 4.00% 2025	13,801	14,213
Fannie Mae 4.00% 2025	11,769	12,120
Fannie Mae 4.00% 2025	9,466	9,749
Fannie Mae 4.50% 2025	2,760	2,901
Fannie Mae, Series 2001-4, Class GA, 9.889% 20252	54	62
Fannie Mae 3.50% 2026	59,661	59,920
Fannie Mae 3.50% 2026	30,822	30,956
Fannie Mae 3.50% 2026	16,752	16,830
Fannie Mae 3.50% 2026	15,841	15,915
Fannie Mae 3.50% 2026	15,813	15,887
Fannie Mae 3.50% 2026	9,902	9,945
Fannie Mae 3.50% 2026	6,937	6,969
Fannie Mae 3.50% 2026	6,933	6,966
Fannie Mae 3.50% 2026	5,945	5,973
Fannie Mae 3.50% 2026	3,809	3,825
Fannie Mae 6.00% 2026	1,744	1,913
Fannie Mae 5.50% 2027	1,841	1,980
Fannie Mae 6.00% 2027	4,126	4,509
Fannie Mae 6.00% 2028	1,821	1,985
Fannie Mae 5.50% 2036	1,983	2,127
Fannie Mae 6.00% 2036	10,446	11,413
Fannie Mae 6.00% 2036	3,513	3,831
Fannie Mae 5.50% 2037	8,329	8,928
Fannie Mae 5.50% 2037	7,110	7,626
Fannie Mae 5.50% 2037	4,826	5,176
Fannie Mae 5.79% 20372	4,804	5,135
Fannie Mae 5.973% 20372	3,083	3,281
Fannie Mae 6.00% 2037	28,932	31,526
Fannie Mae 6.00% 2037	23,931	26,077
Fannie Mae 6.00% 2037	6,066	6,610
Fannie Mae 6.00% 2037	5,914	6,445
Fannie Mae 6.00% 2037	5,507	5,997
Fannie Mae 6.00% 2037	2,827	3,075
Fannie Mae 6.00% 2037	1,891	2,066
Fannie Mae 6.00% 2037	1,787	1,922
Fannie Mae 6.00% 2037	1,406	1,535
Fannie Mae 6.00% 2037	1,169	1,274
Fannie Mae 6.00% 2037	1,105	1,207
Fannie Mae 5.358% 20382	980	1,035
Fannie Mae 5.50% 2038	39,792	42,656
Fannie Mae 5.50% 2038	12,078	12,947
Fannie Mae 5.50% 2038	11,952	12,812
Fannie Mae 5.50% 2038	11,771	12,587
Fannie Mae 5.50% 2038	8,687	9,301
Fannie Mae 5.50% 2038	5,523	5,918
Fannie Mae 6.00% 2038	39,642	43,110
Fannie Mae 6.00% 2038	26,951	29,317
Fannie Mae 6.00% 2038	20,299	22,120
Fannie Mae 6.00% 2038	15,776	17,191
Fannie Mae 6.00% 2038	12,862	14,016
Fannie Mae 6.00% 2038	9,784	10,647
Fannie Mae 6.00% 2038	8,359	9,093
Fannie Mae 6.00% 2038	8,305	9,049
Fannie Mae 6.00% 2038	6,687	7,285
Fannie Mae 6.00% 2038	2,362	2,573
Fannie Mae 3.561% 20392	8,643	8,933
Fannie Mae 3.60% 20392	7,082	7,340
Fannie Mae 3.674% 20392	648	675
Fannie Mae 3.774% 20392	5,943	6,180
Fannie Mae 3.814% 20392	732	764
Fannie Mae 3.844% 20392	902	938
Fannie Mae 3.901% 20392	2,022	2,108
Fannie Mae 3.939% 20392	3,033	3,169
Fannie Mae 3.959% 20392	796	832
Fannie Mae 5.00% 2039	35,781	37,483
Fannie Mae 5.00% 2039	25,726	26,958
Fannie Mae 5.00% 2039	23,284	24,392
Fannie Mae 5.50% 2039	12,389	13,265
Fannie Mae 6.00% 2039	1,242	1,349
Fannie Mae 6.00% 2039	927	1,010
Fannie Mae 3.142% 20402	6,650	6,816
Fannie Mae 4.00% 2040	44,927	44,270
Fannie Mae 4.00% 2040	41,902	41,289
Fannie Mae 4.00% 2040	36,438	35,905
Fannie Mae 4.00% 2040	20,966	20,659
Fannie Mae 4.00% 2040	17,711	17,457
Fannie Mae 4.00% 2040	14,855	14,638
Fannie Mae 4.00% 2040	8,068	7,950
Fannie Mae 4.00% 2040	5,242	5,166
Fannie Mae 4.00% 2040	2,730	2,691
Fannie Mae 4.50% 2040	40,345	41,128
Fannie Mae 4.50% 2040	24,288	24,759
Fannie Mae 4.50% 2040	16,000	16,310
Fannie Mae 4.50% 2040	14,755	15,080
Fannie Mae 5.00% 2040	28,169	29,526
Fannie Mae 5.00% 2040	1,823	1,910
Fannie Mae 4.00% 2041	193,750	190,602
Fannie Mae 4.00% 2041	73,863	72,783
Fannie Mae 4.00% 2041	49,824	49,095
Fannie Mae 4.00% 2041	41,923	41,310
Fannie Mae 4.00% 2041	41,164	40,562
Fannie Mae 4.00% 2041	39,438	38,861
Fannie Mae 4.00% 2041	35,703	35,181
Fannie Mae 4.00% 2041	32,201	31,730
Fannie Mae 4.00% 2041	30,950	30,497
Fannie Mae 4.00% 2041	21,000	20,686
Fannie Mae 4.00% 2041	19,000	18,722
Fannie Mae 4.00% 2041	15,864	15,632
Fannie Mae 4.00% 2041	10,061	9,910
Fannie Mae 4.00% 2041	9,634	9,496
Fannie Mae 4.00% 2041	7,979	7,863
Fannie Mae 4.00% 2041	6,688	6,588
Fannie Mae 4.00% 2041	6,178	6,090
Fannie Mae 4.00% 2041	4,686	4,618
Fannie Mae 4.00% 2041	2,336	2,302
Fannie Mae 4.50% 2041	97,750	99,507
Fannie Mae 4.50% 2041	37,414	38,175
Fannie Mae 4.50% 2041	36,000	36,732
Fannie Mae 4.50% 2041	25,171	25,683
Fannie Mae 4.50% 2041	25,132	25,643
Fannie Mae 4.50% 2041	24,882	25,364
Fannie Mae 4.50% 2041	22,216	22,668
Fannie Mae 4.50% 2041	19,023	19,393
Fannie Mae 4.50% 2041	18,000	18,366
Fannie Mae 4.50% 2041	8,176	8,334
Fannie Mae 4.50% 2041	5,712	5,823
Fannie Mae 5.00% 2041	58,290	60,986
Fannie Mae 5.50% 2041	76,040	81,327
Fannie Mae 6.00% 2041	18,887	20,543
Fannie Mae 6.50% 2041	3,753	4,207
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	81	92
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	64	70
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	100	114
Fannie Mae, Series 2002-W1, Class 2A, 7.244% 20422	103	120
Freddie Mac 3.50% 2025	29,717	29,860
Freddie Mac 4.50% 2025	37,246	39,142
Freddie Mac 4.50% 2025	30,740	32,305
Freddie Mac 4.50% 2025	17,823	18,730
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,163	1,275
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,151	1,799
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,807	1,541
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,188	5,555
Freddie Mac, Series 3318, Class JT, 5.50% 2037	3,766	4,002
Freddie Mac 5.699% 20372	2,040	2,170
Freddie Mac 5.00% 2038	179	188
Freddie Mac 5.00% 2038	6	7
Freddie Mac 3.714% 20392	929	965
Freddie Mac 3.872% 20392	3,002	3,119
Freddie Mac 3.151% 20402	7,893	8,078
Government National Mortgage Assn. 3.50% 2025	5,180	5,280
Government National Mortgage Assn. 3.50% 2025	2,425	2,472
Government National Mortgage Assn. 3.50% 2025	1,955	1,993
Government National Mortgage Assn. 3.50% 2040	29,828	28,392
Government National Mortgage Assn. 4.50% 2040	6,170	6,368
Government National Mortgage Assn. 3.50% 2041	15,200	14,502
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.352% 20372	4,000	4,075
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.559% 20372,3	2,000	1,210
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 20452	11,790	12,904
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	16,350	16,386
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.738% 20492	9,340	10,016
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,252	2,293
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	2,017
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,643	1,694
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	18,871
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.66% 20392	1,225	1,319
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	7,000	7,380
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,198	2,240
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.89% 20382	9,710	10,635
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	14,500	15,368
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20442	12,635	13,596
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	12,805	13,729
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	19,656	19,814
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	1,650	1,780
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,305	9,988
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	9,470	10,213
Nykredit 4.00% 2035	DKr54,198	9,764
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	$2,000	2,141
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,274
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,665
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	2,000	2,041
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.669% 20392	3,160	3,277
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,572
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,102
Bank of America 5.50% 20123	7,000	7,310
Royal Bank of Canada 3.125% 20153	6,840	6,994
Barclays Bank PLC 4.00% 2019	€4,700	6,535
Compagnie de Financement Foncier 2.125% 20133	$6,400	6,457
Swedish Government, Series 124, 4.00% 2012	SKr34,000	5,436
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	$1,518	1,518
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	745	746
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	2,024	2,077
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.174% 20442	1,000	1,077
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.314% 20452	3,000	3,103
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,000	3,222
Northern Rock PLC 5.625% 20173	3,000	3,106
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.733% (undated)2	2,500	2,729
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	1,941	2,027
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.37% 20462	1,904	1,887
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,460	1,484
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.00% 20332	1,364	1,370
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	122	122
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	144	144
		3,027,138

FINANCIALS — 7.16%
JPMorgan Chase & Co. 2.05% 2014	22,950	22,915
JPMorgan Chase & Co. 3.40% 2015	14,000	14,100
JPMorgan Chase & Co. 2.60% 2016	4,080	3,943
JPMorgan Chase & Co. 3.45% 2016	25,095	25,033
HBOS PLC 6.75% 20183	26,715	26,183
HBOS PLC 4.375% 20192	€965	1,249
Lloyds TSB Bank PLC 6.375% 2021	$8,750	9,135
HBOS PLC 6.00% 20333	2,500	1,886
PLD International Finance LLC 4.375% 2011	€1,950	2,771
ProLogis 7.625% 2014	$11,000	12,595
ProLogis 6.625% 2018	13,385	14,519
ProLogis 7.375% 2019	4,615	5,235
Morgan Stanley, Series F, 5.625% 2019	8,850	9,054
Morgan Stanley, Series F, 5.75% 2021	23,200	23,459
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,716
Westfield Group 5.40% 20123	$7,800	8,256
Westfield Group 7.50% 20143	1,265	1,449
Westfield Group 5.70% 20163	6,860	7,488
Westfield Group 7.125% 20183	8,885	10,318
Goldman Sachs Group, Inc. 3.625% 2016	5,000	4,958
Goldman Sachs Group, Inc. 7.50% 2019	15,000	17,450
Goldman Sachs Group, Inc. 5.375% 2020	5,500	5,594
Goldman Sachs Group, Inc. 6.25% 2041	2,970	2,968
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	5,485
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	6,760
Royal Bank of Scotland Group PLC 4.375% 2016	11,720	11,807
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,497
Royal Bank of Scotland PLC 6.934% 2018	€3,445	4,796
Royal Bank of Scotland Group PLC 6.99% (undated)2,3	$400	360
Wells Fargo & Co. 3.676% 2016	20,335	20,479
Wells Fargo & Co. 4.60% 2021	9,740	9,651
HSBC Bank PLC 3.50% 20153	5,000	5,070
HSBC Finance Corp. 0.741% 20162	8,900	8,546
HSBC Bank USA, NA 4.875% 2020	7,890	7,738
HSBC Holdings PLC 5.10% 2021	6,700	6,748
Citigroup Inc. 4.587% 2015	8,850	9,161
Citigroup Inc. 4.75% 2015	15,750	16,525
UBS AG 2.25% 2014	4,400	4,411
UBS AG 5.875% 2017	2,500	2,734
UBS AG 5.75% 2018	9,015	9,726
UBS AG 4.875% 2020	8,520	8,607
UniCredito Italiano SpA 6.00% 20173	22,840	22,028
Kimco Realty Corp. 6.00% 2012	500	534
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,083
Kimco Realty Corp., Series C, 4.82% 2014	3,780	4,008
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,196
Kimco Realty Corp. 5.70% 2017	3,000	3,261
Kimco Realty Corp. 4.30% 2018	5,740	5,733
Kimco Realty Corp. 6.875% 2019	3,500	4,091
Intesa Sanpaolo SpA 3.625% 20153	3,410	3,299
Intesa Sanpaolo SpA 6.50% 20213	15,780	16,590
Standard Chartered PLC 3.85% 20153	10,065	10,310
Standard Chartered Bank 6.40% 20173	7,890	8,562
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,091
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,239
Liberty Mutual Group Inc. 7.50% 20363	4,875	5,232
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	5,332
Bank of America Corp. 5.65% 2018	15,345	16,060
Simon Property Group, LP 4.20% 2015	2,430	2,559
Simon Property Group, LP 5.875% 2017	2,500	2,777
Simon Property Group, LP 10.35% 2019	7,580	10,463
Korea Development Bank 5.30% 2013	5,500	5,817
Korea Development Bank 8.00% 2014	8,750	9,956
Abbey National Treasury Services PLC 3.875% 20143	4,200	4,198
Sovereign Bancorp, Inc. 8.75% 2018	5,720	6,492
Santander Issuances, SA Unipersonal 6.50% 20192,3	4,000	4,056
MetLife Capital Trust IV 7.875% 20672,3	2,505	2,705
MetLife Capital Trust X 9.25% 20682,3	9,300	11,276
CIT Group Inc., Series A, 7.00% 20134	267	273
CIT Group Inc., Series A, 7.00% 2014	1,731	1,768
CIT Group Inc., Term Loan 3, 6.25% 20152,4,6	2,901	2,952
CIT Group Inc., Series A, 7.00% 2015	5,952	6,019
CIT Group Inc., Series A, 7.00% 2016	1,000	1,004
CNA Financial Corp. 5.85% 2014	625	674
CNA Financial Corp. 6.50% 2016	3,750	4,097
CNA Financial Corp. 7.35% 2019	1,800	2,036
CNA Financial Corp. 7.25% 2023	3,000	3,283
Société Générale 5.75% 20163	8,925	9,298
Hospitality Properties Trust 5.125% 2015	765	795
Hospitality Properties Trust 6.30% 2016	300	329
Hospitality Properties Trust 5.625% 2017	3,835	3,983
Hospitality Properties Trust 6.70% 2018	3,530	3,795
BBVA Bancomer SA 4.50% 20163	6,850	6,899
BBVA Bancomer SA 6.50% 20213	1,075	1,068
BNP Paribas 5.125% 20153	1,425	1,505
BNP Paribas 5.00% 2021	6,030	6,098
International Lease Finance Corp., Series Q, 5.75% 2011	900	908
International Lease Finance Corp. 5.00% 2012	600	612
International Lease Finance Corp., Series R, 5.30% 2012	595	608
International Lease Finance Corp., Series R, 5.35% 2012	1,245	1,272
International Lease Finance Corp., Series R, 5.40% 2012	4,060	4,146
Rouse Co. 7.20% 2012	2,360	2,478
Rouse Co. 6.75% 20133	4,500	4,674
SLM Corp., Series A, 0.533% 20112	1,210	1,197
SLM Corp., Series A, 5.45% 2011	5,906	5,918
Developers Diversified Realty Corp. 5.50% 2015	847	884
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,902
Developers Diversified Realty Corp. 7.50% 2017	860	971
UDR, Inc. 5.00% 2012	1,000	1,022
UDR, Inc., Series A, 5.25% 2015	5,400	5,672
Realogy Corp., Letter of Credit, 3.261% 20162,4,6	372	351
Realogy Corp., Term Loan B, 4.562% 20162,4,6	3,024	2,850
Realogy Corp. 7.875% 20193	2,250	2,244
ERP Operating LP 6.625% 2012	2,000	2,104
ERP Operating LP 5.25% 2014	3,000	3,266
Zions Bancorporation 5.65% 2014	5,000	5,100
Barclays Bank PLC 5.125% 2020	5,000	5,096
PNC Funding Corp. 0.504% 20142	5,000	4,965
Standard Life PLC 6.375% 20222	€3,350	4,851
Assicurazioni Generali SpA. 6.90% 20222	3,300	4,838
RSA Insurance Group PLC 9.375% 20392	£1,275	2,425
RSA Insurance Group PLC 8.50% (undated)2	760	1,298
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,200
ACE INA Holdings Inc. 2.60% 2015	2,580	2,510
Nationwide Mutual Insurance Co. 5.81% 20242,3	3,125	2,968
Nationwide Mutual Insurance Co. 7.875% 20333	515	548
Lincoln National Corp. 5.65% 2012	3,250	3,439
Northern Trust Corp. 4.625% 2014	2,825	3,053
Host Marriott, LP, Series K, 7.125% 2013	199	203
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,675	2,772
American Express Co. 6.15% 2017	2,500	2,801
Chubb Corp. 6.375% 20672	2,250	2,379
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,316
Monumental Global Funding III 5.25% 20143	$2,000	2,113
New York Life Global Funding 4.65% 20133	1,700	1,811
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,671
Allied Irish Banks, PLC 12.50% 2019	€4,660	1,585
ACE Cash Express, Inc. 11.00% 20193	$1,550	1,585
AXA SA 8.60% 2030	1,325	1,571
Prudential Holdings, LLC, Series C, 8.695% 20233,4	1,250	1,533
HSBK (Europe) BV 7.25% 20213	935	940
Allstate Corp., Series B, 6.125% 20672	405	411
Bank of Ireland 10.00% 2020	€395	302
Development Bank of Singapore Ltd. 7.125% 20113	$200	201
		717,763

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 7.09%
South Korean Government, Series 1303, 5.25% 2013	KRW15,558,470	14,613
South Korean Government 4.25% 2014	18,760,000	17,240
South Korean Government 4.75% 2014	34,120,000	31,817
South Korean Government 5.00% 2014	16,880,000	15,879
South Korean Government 5.75% 2014	$4,800	5,237
South Korean Government 5.25% 2015	KRW10,100,000	9,680
Polish Government 3.875% 2015	$5,930	6,023
Polish Government, Series 1017, 5.25% 2017	PLN69,320	23,499
Polish Government 6.375% 2019	$34,385	38,434
Malaysian Government, Series 0109, 2.509% 2012	MYR11,610	3,808
Malaysian Government, Series 509, 3.21% 2013	46,500	15,353
Malaysian Government, Series 3/03, 3.702% 2013	36,750	12,257
Malaysian Government, Series 204, 5.094% 2014	36,905	12,782
Malaysian Government, Series 0409, 3.741% 2015	18,875	6,285
Canadian Government 2.00% 2014	$ C45,245	46,105
Canadian Government 4.25% 20261	1,331	2,001
United Mexican States Government Global 6.375% 2013	$1,260	1,377
United Mexican States Government, Series M10, 7.75% 2017	MXN227,000	19,747
United Mexican States Government Global 5.95% 2019	$9,090	10,176
United Mexican States Government, Series M20, 10.00% 2024	MXN48,400	4,817
United Mexican States Government, Series M30, 10.00% 2036	39,000	3,804
United Mexican States Government Global 6.05% 2040	$5,000	5,175
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,634,870	8,519
Hungarian Government 6.25% 2020	$22,470	22,940
Hungarian Government 6.375% 2021	2,110	2,120
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	28,640	29,568
United Kingdom 3.75% 2019	£17,850	29,100
French Government O.A.T. Eurobond 4.00% 2014	€19,480	29,014
Croatian Government 6.75% 20193	$5,750	6,033
Croatian Government 6.75% 2019	2,000	2,098
Croatian Government 6.625% 2020	4,445	4,595
Croatian Government 6.625% 20203	3,065	3,169
Croatian Government 6.375% 20213	7,445	7,468
German Government 4.25% 2014	€2,820	4,253
German Government, Series 05, 3.25% 2015	9,835	14,374
German Government, Series 6, 3.75% 2017	2,140	3,177
German Government 3.75% 2019	1,030	1,518
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	$7,750	7,873
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,305
Irish Government 4.00% 2014	€7,550	9,188
Irish Government 4.40% 2019	4,190	4,144
Irish Government 5.00% 2020	4,185	4,148
Japanese Government, Series 310, 1.00% 2020	¥751,300	8,895
Japanese Government 2.40% 2038	522,350	6,578
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	$14,275	14,535
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR53,060	7,933
South Africa (Republic of), Series R-203, 8.25% 2017	42,080	6,171
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	$5,875	6,025
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,345
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	6,500	6,627
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,804
European Investment Bank 4.25% 2014	€3,070	4,587
European Investment Bank 6.125% 2017	$ A6,000	6,197
Province of Ontario, Series 1, 1.875% 2012	$10,000	10,175
Lithuania (Republic of) 6.75% 2015	3,190	3,477
Lithuania (Republic of) 6.125% 20213	5,830	5,982
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A3,970	4,200
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	4,855
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	$8,800	8,185
Kingdom of Denmark 5.00% 2013	DKr39,575	8,071
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,000	7,605
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,365
France Government Agency-Guaranteed, Société Finance 2.875% 20143	6,870	7,086
Swedish Government, Series 1047, 5.00% 2020	SKr39,290	7,062
KfW 1.35% 2014	¥564,000	6,978
Israeli Government 5.50% 2017	ILS21,600	6,389
Bermudan Government 5.603% 20203	$2,800	2,966
Bermudan Government 5.603% 2020	2,735	2,898
Russian Federation 7.50% 20304	4,325	5,075
Italian Government 3.00% 2015	€3,460	4,775
Belgium (Kingdom of), Series 40, 5.50% 2017	3,050	4,723
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,561
Netherlands Government Eurobond 4.50% 2017	2,610	3,981
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,946
		710,765

CONSUMER DISCRETIONARY — 3.09%
Tele-Communications, Inc. 9.80% 2012	$2,000	$2,151
Comcast Corp. 5.85% 2015	4,525	5,044
Comcast Corp. 6.30% 2017	1,880	2,126
Comcast Corp. 5.875% 2018	12,645	13,960
Comcast Corp. 5.50% 2029	£1,160	1,853
Comcast Corp. 6.95% 2037	$630	688
Comcast Corp. 6.40% 2038	7,140	7,295
Comcast Corp. 6.40% 2040	9,550	9,814
Time Warner Cable Inc. 5.40% 2012	2,000	2,104
Time Warner Cable Inc. 7.50% 2014	1,185	1,359
Time Warner Cable Inc. 8.25% 2014	7,925	9,220
Time Warner Cable Inc. 6.75% 2018	2,650	3,015
Time Warner Cable Inc. 8.25% 2019	3,495	4,264
Time Warner Cable Inc. 6.75% 2039	5,300	5,559
NBC Universal, Inc. 5.15% 20203	15,500	16,004
NBC Universal, Inc. 6.40% 20403	2,800	2,884
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,742
Virgin Media Secured Finance PLC 6.50% 2018	2,750	3,018
Virgin Media Finance PLC 8.375% 20193	3,825	4,322
Virgin Media Secured Finance PLC 5.25% 20213	9,125	9,173
Time Warner Inc. 4.75% 2021	6,700	6,669
AOL Time Warner Inc. 7.625% 2031	1,750	2,024
Time Warner Inc. 6.50% 2036	2,730	2,815
Time Warner Inc. 6.20% 2040	5,450	5,419
News America Holdings Inc. 9.25% 2013	2,500	2,847
News America Inc. 6.15% 2037	1,000	994
News America Inc. 6.65% 2037	4,400	4,629
News America Inc. 6.15% 20413	7,250	7,214
Volkswagen International Finance NV 1.625% 20133	4,750	4,771
Volkswagen International Finance NV 4.00% 20203	4,200	4,126
Lowe’s Companies, Inc. 4.625% 2020	8,500	8,883
Toys “R” Us, Inc. 7.625% 2011	5,445	5,568
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20162,4,6	1,567	1,579
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	864
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	570
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20142,4,6	6,020	5,974
Allison Transmission Holdings, Inc. 11.00% 20153	1,225	1,335
Allison Transmission Holdings, Inc. 11.25% 20152,3,7	1,140	1,244
MGM Resorts International 13.00% 2013	3,125	3,770
MGM Resorts International 5.875% 2014	3,200	3,072
MGM Resorts International 7.50% 2016	1,000	950
Univision Communications Inc., Term Loan, 4.496% 20172,4,6	4,738	4,632
Univision Communications Inc. 8.50% 20213	2,910	3,026
Home Depot, Inc. 4.40% 2021	7,500	7,503
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20143	3,000	3,375
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	1,975
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,060
DaimlerChrysler North America Holding Corp. 8.50% 2031	4,650	6,267
Neiman Marcus Group, Inc. 9.00% 20152,7	4,992	5,242
Neiman Marcus Group, Inc. 10.375% 2015	550	582
Walt Disney Co. 5.50% 2019	5,000	5,670
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,4,6	1,434	1,425
Michaels Stores, Inc. 0%/13.00% 20168	1,000	1,025
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,4,6	486	489
Michaels Stores, Inc. 7.75% 20183	2,400	2,460
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,352
Marks and Spencer Group PLC 6.25% 20173	5,000	5,262
Cinemark USA, Inc., Term Loan, 3.51% 20162,4,6	812	816
Cinemark USA, Inc. 8.625% 2019	4,000	4,390
J.C. Penney Co., Inc., Series A, 6.875% 2015	1,040	1,135
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,110
J.C. Penney Co., Inc. 5.75% 2018	2,000	2,025
J.C. Penney Co., Inc. 5.65% 2020	460	446
FCE Bank PLC 7.125% 2013	€3,000	4,475
Macy’s Retail Holdings, Inc. 8.375% 20152	$3,610	4,215
AMC Entertainment Inc. 8.75% 2019	3,750	4,088
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	2,500	2,694
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,250	1,331
Limited Brands, Inc. 6.90% 2017	596	642
Limited Brands, Inc. 8.50% 2019	825	951
Limited Brands, Inc. 7.00% 2020	175	186
Limited Brands, Inc. 6.625% 2021	2,070	2,127
Cox Communications, Inc. 5.45% 2014	3,500	3,866
Boyd Gaming Corp. 6.75% 2014	1,000	1,008
Boyd Gaming Corp. 7.125% 2016	1,000	958
Boyd Gaming Corp. 9.125% 20183	1,600	1,660
Target Corp. 6.00% 2018	3,000	3,438
Ziggo Bond Co. BV 8.00% 2018	€2,000	2,951
Staples, Inc. 9.75% 2014	$2,250	2,703
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,508
Needle Merger Sub Corp. 8.125% 20193	2,370	2,406
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,340
PETCO Animal Supplies, Inc. 9.25% 20183	2,000	2,150
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	1,989
Nara Cable Funding Ltd. 8.875% 2018	€525	766
ONO Finance II PLC 11.125% 2019	775	1,172
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,4,6	$1,450	1,436
Burlington Coat Factory Warehouse Corp. 10.00% 20193	475	463
Seminole Tribe of Florida 5.798% 20133,4	755	757
Seminole Tribe of Florida 7.804% 20203,4	1,100	1,089
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,822
MDC Holdings, Inc. 5.50% 2013	$1,750	1,814
Tenneco Inc. 6.875% 2020	1,700	1,768
UPC Germany GmbH 8.125% 20173	900	952
Regal Cinemas Corp. 8.625% 2019	625	674
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	669
Radio One, Inc. 15.00% 20162,3,7	542	565
		309,812

UTILITIES — 2.36%
Ohio Edison Co. 6.40% 2016	7,750	8,663
Cleveland Electric Illuminating Co. 8.875% 2018	6,170	7,811
Jersey Central Power & Light Co. 7.35% 2019	4,500	5,351
Iberdrola Finance Ireland 3.80% 20143	11,470	11,652
Scottish Power PLC 5.375% 2015	1,230	1,293
Iberdrola Finance Ireland 5.00% 20193	8,500	8,284
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	4,000	4,469
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	3,895	4,253
Consumers Energy Co. 5.65% 2018	940	1,044
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	10,409
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	18,800
Enel Finance International SA 3.875% 20143	15,455	15,987
ENEL SpA 5.625% 2027	€1,130	1,621
CenterPoint Energy Resources Corp. 4.50% 20213	$13,780	13,534
Midwest Generation, LLC, Series B, 8.56% 20164	1,943	1,987
Edison Mission Energy 7.00% 2017	4,050	3,270
Edison Mission Energy 7.20% 2019	5,250	4,121
Edison Mission Energy 7.625% 2027	4,500	3,375
Progress Energy, Inc. 7.05% 2019	10,000	11,812
Public Service Co. of Colorado 5.80% 2018	1,705	1,929
Public Service Co. of Colorado 5.125% 2019	500	544
Public Service Co. of Colorado 3.20% 2020	9,860	9,184
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,364
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,644
E.ON International Finance BV 5.80% 20183	9,740	10,849
Allegheny Energy Supply Co., LLC 8.25% 20123	10,000	10,607
Veolia Environnement 5.25% 2013	2,070	2,220
Veolia Environnement 6.00% 2018	4,000	4,455
Veolia Environnement 6.125% 2033	€1,775	2,701
Israel Electric Corp. Ltd. 7.70% 20183	$500	539
Israel Electric Corp. 7.25% 2019	7,750	8,246
NRG Energy, Inc. 7.375% 2016	7,175	7,444
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,092
Sierra Pacific Resources 6.75% 2017	2,500	2,577
NV Energy, Inc 6.25% 2020	1,500	1,534
Niagara Mohawk Power 3.553% 20143	2,625	2,700
National Grid PLC 6.30% 2016	2,315	2,633
Duke Energy Indiana, Inc. 3.75% 2020	5,000	4,836
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.803% 20142,4,6	3,889	3,283
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	1,475	867
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,706
PG&E Corp. 5.75% 2014	2,000	2,187
AES Corp. 8.00% 2020	2,000	2,170
Intergen Power 9.00% 20173	1,000	1,083
		237,130

INDUSTRIALS — 2.31%
Volvo Treasury AB 5.95% 20153	28,560	31,427
Volvo Treasury AB 5.00% 2017	€1,090	1,603
Burlington Northern Santa Fe LLC 7.00% 2014	$6,480	7,379
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,132
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,679
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	7,824
BNSF Funding Trust I 6.613% 20552	1,680	1,749
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20064,5,9	230	—
Continental Airlines, Inc. 8.75% 2011	2,000	2,065
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20124	1,000	1,003
United Air Lines, Inc., Term Loan B, 2.313% 20142,4,6	1,548	1,513
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	84	85
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	580	577
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	1,427	1,491
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	2,631	2,771
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	709	750
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20214	1,340	1,338
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	482	500
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	2,355	2,542
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	1,937	2,111
Union Pacific Corp. 5.125% 2014	2,300	2,498
Union Pacific Corp. 5.75% 2017	1,080	1,213
Union Pacific Corp. 5.70% 2018	3,265	3,661
Union Pacific Corp. 4.00% 2021	7,500	7,383
Norfolk Southern Corp. 5.75% 2016	5,270	5,910
Norfolk Southern Corp. 7.05% 2037	7,210	8,756
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,551
Koninklijke Philips Electronics NV 6.875% 2038	7,150	8,519
Waste Management, Inc. 4.60% 2021	12,860	12,875
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20124	174	174
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	8,535	8,770
AMR Corp. 9.00% 2016	1,500	1,466
AMR Corp. 10.20% 2020	1,345	1,264
AMR Corp. 10.00% 2021	1,200	1,116
United Technologies Corp. 4.50% 2020	10,215	10,650
Canadian National Railway Co. 4.95% 2014	1,430	1,557
Canadian National Railway Co. 5.55% 2018	5,000	5,587
Ashtead Group PLC 8.625% 20153	1,000	1,049
Ashtead Capital, Inc. 9.00% 20163	5,660	5,985
Northwest Airlines, Inc., Term Loan A, 2.06% 20182,4,6	7,844	7,001
Northrop Grumman Corp. 5.05% 2019	6,180	6,570
CSX Corp. 6.25% 2015	5,000	5,658
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,583
Kansas City Southern Railway Co. 8.00% 2015	4,500	4,905
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20142,4,6	312	275
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 20142,4,6	5,205	4,601
US Investigations Services, Inc. 11.75% 20163	3,010	3,236
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,312
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	462	546
John Deere Capital Corp. 5.40% 2011	2,000	2,054
John Deere Capital Corp., Series D, 4.50% 2013	500	532
Ply Gem Industries, Inc. 8.25% 20183	2,500	2,581
Atlas Copco AB 5.60% 20173	2,340	2,482
ARAMARK Corp. 3.804% 20152	200	199
ARAMARK Corp. 8.50% 2015	2,175	2,278
RailAmerica, Inc. 9.25% 2017	1,889	2,099
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,953
Euramax International, Inc. 9.50% 20163	1,775	1,811
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,796
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,4,5	320	328
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4,5	1,164	1,243
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,058
General Electric Capital Corp., Series A, 0.581% 20182	1,000	930
Florida East Coast Railway 8.125% 20173	800	839
Odebrecht Finance Ltd 6.00% 20233	500	498
Huntington Ingalls Industries Inc. 7.125% 20213	315	330
TransDigm Inc. 7.75% 20183	210	227
		231,448

ENERGY — 2.07%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,000
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,745
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,889
Kinder Morgan Energy Partners LP 6.00% 2017	380	423
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	18,110
Kinder Morgan Energy Partners LP 6.50% 2037	900	923
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,570
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,721
TransCanada PipeLines Ltd. 6.35% 20672	13,395	13,466
StatoilHydro ASA 2.90% 2014	3,110	3,212
Statoil ASA 3.125% 2017	5,000	4,951
StatoilHydro ASA 5.25% 2019	6,130	6,705
Chevron Corp. 4.95% 2019	12,230	13,517
Shell International Finance BV 4.00% 2014	4,860	5,198
Shell International Finance BV 3.10% 2015	7,500	7,693
Rockies Express Pipeline LLC 6.25% 20133	5,000	5,343
Rockies Express Pipeline LLC 6.85% 20183	6,900	7,530
Gazprom OJSC 9.25% 2019	8,215	10,258
Gazprom OJSC, Series 2, 8.625% 20343	1,495	1,859
Devon Energy Corp. 5.625% 2014	2,500	2,766
Devon Energy Corp. 6.30% 2019	5,905	6,931
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,057
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,307
Anadarko Petroleum Corp. 6.375% 2017	7,500	8,266
Petrobras International 5.75% 2020	4,800	4,976
Petrobras International 6.875% 2040	2,240	2,357
Williams Companies, Inc. 7.875% 2021	3,403	4,243
Williams Companies, Inc. 8.75% 2032	1,777	2,306
Husky Energy Inc. 7.25% 2019	5,090	6,036
Petroplus Finance Ltd. 6.75% 20143	4,000	3,940
Petroplus Finance Ltd. 7.00% 20173	1,000	955
Petroplus Finance Ltd. 9.375% 20193	950	967
Ras Laffan Liquefied Natural Gas III 5.832% 20164	1,681	1,806
Ras Laffan Liquefied Natural Gas II 5.298% 20204	1,009	1,052
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,4	2,400	2,541
Qatar Petroleum 5.579% 20113,4	445	447
Petroleum Export Ltd., Class A-3, 5.265% 20113,4	363	362
		207,428

HEALTH CARE — 1.63%
Roche Holdings Inc. 6.00% 20193	23,070	26,191
Biogen Idec Inc. 6.00% 2013	14,000	14,968
Novartis Capital Corp. 1.90% 2013	10,000	10,174
Novartis Securities Investment Ltd. 5.125% 2019	4,270	4,630
Pfizer Inc 6.20% 2019	8,930	10,307
Cardinal Health, Inc. 4.00% 2015	2,715	2,806
Cardinal Health, Inc. 5.80% 2016	1,235	1,374
Cardinal Health, Inc. 4.625% 2020	5,880	5,860
Express Scripts Inc. 5.25% 2012	5,460	5,722
Express Scripts Inc. 6.25% 2014	2,020	2,246
Boston Scientific Corp. 6.25% 2015	4,337	4,675
Boston Scientific Corp. 6.00% 2020	2,950	3,096
Sanofi-aventis SA 0.618% 20142	7,500	7,527
UnitedHealth Group Inc. 4.70% 2021	7,195	7,288
PTS Acquisition Corp. 9.50% 20152,7	6,062	6,251
VWR Funding, Inc., Series B, 10.25% 20152,7	5,732	6,090
Schering-Plough Corp. 5.375% 2014	€3,955	6,019
McKesson Corp. 3.25% 2016	$5,456	5,502
Abbott Laboratories 5.125% 2019	5,000	5,412
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	1,525	1,584
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	2,600	2,763
Quintiles Transnational 9.50% 20142,3,7	4,210	4,315
HCA Inc. 9.125% 2014	580	611
HCA Inc. 9.625% 20162,7	715	772
HCA Inc., Term Loan B2, 3.557% 20172,4,6	1,910	1,909
HCA Inc. 7.75% 20213	900	943
WellPoint, Inc. 5.25% 2016	3,000	3,300
HealthSouth Corp. 10.75% 2016	2,715	2,905
Patheon Inc. 8.625% 20173	2,630	2,706
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,600
Tenet Healthcare Corp. 7.375% 2013	1,000	1,055
Tenet Healthcare Corp. 9.25% 2015	1,245	1,377
Grifols Inc 8.25% 20183	500	516
		163,494

TELECOMMUNICATION SERVICES — 1.59%
Verizon Communications Inc. 3.75% 2011	7,040	7,070
Verizon Communications Inc. 7.375% 2013	5,000	5,711
Verizon Communications Inc. 5.55% 2014	2,900	3,186
Verizon Communications Inc. 5.50% 2017	3,450	3,809
Verizon Communications Inc. 8.50% 2018	1,000	1,287
Verizon Communications Inc. 8.75% 2018	3,750	4,805
Verizon Communications Inc. 4.60% 2021	13,950	13,918
Telecom Italia Capital SA 6.999% 2018	9,660	10,519
Telecom Italia Capital SA 7.175% 2019	5,470	5,989
Telecom Italia Capital SA 6.375% 2033	5,945	5,627
Telecom Italia SpA 7.75% 2033	€3,375	5,146
Telecom Italia Capital SA 7.20% 2036	$1,910	1,922
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,055
Telefónica Emisiones, SAU 4.375% 2016	€3,900	5,604
Telefónica Emisiones, SAU 5.134% 2020	$4,560	4,545
AT&T Inc. 7.30% 20112	1,850	1,927
AT&T Inc. 6.70% 2013	2,000	2,253
SBC Communications Inc. 5.10% 2014	2,700	2,955
AT&T Inc. 6.55% 2039	6,250	6,535
Nextel Communications, Inc., Series E, 6.875% 2013	6,400	6,480
Nextel Communications, Inc., Series F, 5.95% 2014	195	196
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,629
France Télécom 4.375% 2014	1,530	1,645
France Télécom 2.125% 2015	6,520	6,389
Koninklijke KPN NV 8.375% 2030	5,500	7,115
American Tower Corp. 4.625% 2015	6,475	6,728
Wind Acquisition SA 11.75% 20173	4,550	5,255
Wind Acquisition SA 7.25% 20183	1,000	1,047
Singapore Telecommunications Ltd. 6.375% 20113	5,000	5,161
Frontier Communications Corp. 7.875% 2015	1,175	1,272
Frontier Communications Corp. 8.25% 2017	2,750	2,984
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20153	3,100	3,363
LightSquared, Term Loan B, 12.00% 20144,6,7	3,000	2,946
Crown Castle International Corp. 9.00% 2015	1,450	1,606
Crown Castle International Corp. 7.125% 2019	1,000	1,052
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,537
Sorenson Communications 10.50% 20153	1,025	769
		159,037

CONSUMER STAPLES — 1.20%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,230
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,572
Anheuser-Busch InBev NV 6.875% 2019	3,320	3,928
Anheuser-Busch InBev NV 7.75% 2019	10,315	12,710
Kroger Co. 5.00% 2013	4,500	4,810
Kroger Co. 7.50% 2014	5,650	6,437
Kroger Co. 3.90% 2015	7,500	7,793
Kroger Co. 6.40% 2017	1,880	2,166
British American Tobacco International Finance PLC 9.50% 20183	10,137	13,427
Tesco PLC 5.50% 20173	10,035	11,144
Tesco PLC 5.50% 2033	£330	532
Altria Group, Inc. 9.95% 2038	$3,200	4,476
Altria Group, Inc. 10.20% 2039	3,100	4,411
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,434
Coca-Cola Co. 3.15% 2020	6,285	5,860
Kraft Foods Inc. 2.625% 2013	5,110	5,232
SUPERVALU INC. 7.50% 2012	585	608
Albertson’s, Inc. 7.25% 2013	1,790	1,830
SUPERVALU INC. 8.00% 2016	1,950	1,960
Constellation Brands, Inc. 7.25% 2017	4,000	4,360
Safeway Inc. 6.25% 2014	1,420	1,571
BFF International Ltd. 7.25% 20203	1,400	1,519
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,486
		120,496

INFORMATION TECHNOLOGY — 0.80%
First Data Corp., Term Loan B2, 3.002% 20142,4,6	5,107	4,903
First Data Corp. 9.875% 2015	245	252
First Data Corp. 10.55% 20157	11	11
First Data Corp. 11.25% 2016	1,500	1,502
First Data Corp. 7.375% 20193	1,000	1,019
First Data Corp. 8.25% 20213	1,138	1,141
First Data Corp. 12.625% 20213	3,281	3,576
First Data Corp. 8.75% 20222,3,7	3,641	3,641
NXP BV and NXP Funding LLC 10.00% 201310	8,398	9,521
NXP BV and NXP Funding LLC 7.875% 2014	500	521
Freescale Semiconductor, Inc. 9.125% 20142,7	2,675	2,769
Freescale Semiconductor, Inc., Term Loan, 4.511% 20162,4,6	1,001	997
Freescale Semiconductor, Inc. 10.125% 2016	774	826
Freescale Semiconductor, Inc. 10.125% 20183	4,375	4,922
Sanmina-SCI Corp. 3.06% 20142,3	3,275	3,242
Sanmina-SCI Corp. 8.125% 2016	4,525	4,706
International Business Machines Corp. 2.00% 2016	7,500	7,305
Jabil Circuit, Inc. 8.25% 2018	5,300	6,042
Oracle Corp. 6.50% 2038	5,000	5,627
National Semiconductor Corp. 6.15% 2012	4,500	4,729
KLA-Tencor Corp. 6.90% 2018	3,750	4,142
Advanced Micro Devices, Inc. 8.125% 2017	3,775	3,945
SunGard Data Systems Inc. 7.375% 20183	1,800	1,849
SunGard Data Systems Inc. 7.625% 20203	1,600	1,652
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,653
		80,493

MUNICIPALS — 0.39%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	13,450	14,794
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,930	2,127
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,557
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,993
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,715
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	962	816
		39,002

MATERIALS — 0.35%
ArcelorMittal 3.75% 2016	4,865	4,862
ArcelorMittal 5.50% 2021	6,095	6,017
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,975
Nalco Co. 8.25% 2017	1,150	1,262
Nalco Co. 6.625% 20193	2,500	2,584
Reynolds Group 7.75% 20163	3,425	3,639
Ball Corp. 7.125% 2016	1,705	1,873
Ball Corp. 5.75% 2021	835	820
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,179
POSCO 4.25% 20203	$1,870	1,761
Owens-Brockway Glass Container Inc. 6.75% 2014	1,600	1,642
Packaging Dynamics Corp. 8.75% 20163	1,415	1,454
Midwest Vanadium Pty Ltd. 11.50% 20183	1,250	1,295
Fibria Overseas Finance Ltd. 6.75% 20213	800	830
		35,193

ASSET-BACKED OBLIGATIONS4 — 0.08%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,912
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,657
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	1,522	1,524
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,107	1,126
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20123	235	238
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.35% 20372	1,655	143
		7,600

Total bonds, notes & other debt instruments (cost: $9,268,733,000)		9,457,175

Preferred securities — 0.44%

FINANCIALS — 0.43%
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	4,620	5,394
SMFG Preferred Capital GBP 2 Ltd. 10.231%2	1,400	2,628
Catlin Insurance Ltd. 7.249%2,3	6,500	6,175
Wells Fargo & Co., Series K, 7.98%2	5,500	6,050
Bank of America Corp., Series K, 8.00% noncumulative2	5,500	5,922
Barclays Bank PLC 7.434%2,3	5,000	5,025
RBS Capital Trust II 6.425% noncumulative trust2,11	6,200	4,650
Lloyds Banking Group PLC 6.657% preference shares2,3,11	2,740	2,206
HVB Funding Trust III 9.00% 20313	1,299	1,280
QBE Capital Funding II LP 6.797%2,3	1,415	1,266
BNP Paribas 7.195%2,3	1,300	1,261
AXA SA, Series B, 6.379%2,3	1,095	980
		42,837

MISCELLANEOUS — 0.01%
Other preferred securities in initial period of acquisition		1,038

Total preferred securities (cost: $36,703,000)		43,875

Common stocks — 0.01%	Shares

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.5,10,11	50,012	838
Adelphia Recovery Trust, Series ACC-15,11	2,409,545	12
Adelphia Recovery Trust, Series ACC-6B5,11	500,000	—

Total common stocks (cost: $1,032,000)		850

		Value
Rights & warrants — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		$284

Total rights & warrants (cost: $5,038,000)		284

	Principal amount
Short-term securities — 7.65%	(000)

Freddie Mac 0.12%–0.23% due 4/19–9/6/2011	$227,600	227,470
Bank of America Corp. 0.18% due 4/13/2011	191,500	191,487
General Electric Capital Corp. 0.16% due 4/13/2011	58,500	58,497
General Electric Capital Services, Inc. 0.13% due 4/13/2011	44,800	44,798
Johnson & Johnson 0.17%–0.25% due 6/2–10/31/20113	53,700	53,671
Jupiter Securitization Co., LLC 0.24% due 4/6/20113	19,100	19,099
JPMorgan Chase & Co. 0.24% due 4/6/2011	17,700	17,699
Private Export Funding Corp. 0.20% due 5/10/20113	25,000	24,995
Coca-Cola Co. 0.20% due 7/1/20113	25,000	24,987
Federal Home Loan Bank 0.29% due 11/14/2011	22,398	22,368
Wal-Mart Stores, Inc. 0.15% due 4/27/20113	20,700	20,698
Procter & Gamble Co. 0.20% due 6/3/20113	18,500	18,494
Fannie Mae 0.20% due 10/3/2011	16,800	16,782
Medtronic Inc. 0.21% due 4/4/20113	11,600	11,600
U.S. Treasury Bill 0.209% due 1/12/2012	10,500	10,482
Federal Farm Credit Banks 0.20% due 8/29/2011	4,000	3,997

Total short-term securities (cost: $767,130,000)		767,124

Total investment securities (cost: $10,078,636,000)		10,269,308
Other assets less liabilities		(242,766)

Net assets		$10,026,542

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government price index.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $982,981,000, which represented 9.80% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,448,000, which represented .04% of the net assets of the fund.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,932,000, which represented .50% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$7,191	$9,521	.09%
American Media, Inc.	11/17/2010	838	838	.01
Total restricted securities		$8,029	$10,359	.10%

11Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)

			Contract amount		Unrealized depreciation at
	Settlement date	Counterparty	Receive	Deliver	3/31/2011

Sales:
British pounds	4/18/2011	UBS AG	$23,186	£14,500	$(71)
Danish kroner	4/18/2011	UBS AG	$16,921	DKr90,960	(363)
Euros	4/6/2011	HSBC Bank	$30,968	€22,450	(846)
Euros	4/8/2011	JPMorgan Chase	$31,115	€22,250	(415)
Euros	4/12/2011	HSBC Bank	$29,811	€21,440	(569)
Euros	4/14/2011	Barclays Bank PLC	$6,241	€4,490	(121)
Euros	4/14/2011	Bank of New York Mellon	$6,895	€5,000	(189)
Euros	4/20/2011	HSBC Bank	$15,748	€11,350	(332)
Euros	4/29/2011	Barclays Bank PLC	$30,892	€21,940	(185)
Hungarian forints	4/28/2011	HSBC Bank	$6,945	HUF1,312,360	(25)
					$(3,116)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$3,410,376	$—	$3,410,376
Mortgage-backed obligations	—	3,025,111	2,027	3,027,138
Corporate bonds & notes	—	2,260,723	1,571	2,262,294
Bonds & notes of governments & government agencies
outside the U.S.	—	710,765	—	710,765
Municipals	—	39,002	—	39,002
Asset-backed obligations	—	7,600	—	7,600
Preferred securities	1,038	42,837	—	43,875
Common stocks	—	12	838	850
Rights & warrants	284	—	—	284
Short-term securities	—	767,124	—	767,124
Total	$1,322	$10,263,550	$4,436	$10,269,308

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$—	$(3,116)	$—	$(3,116)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning	Transfers		Transfers		Ending
	value at	into	Unrealized	out of		value
	1/1/2011	Level 3†	depreciation	Level 3†	Sales	at 3/31/2011
Investment securities	$2,934	$1,781	$(7)	$(86)	$(186)	$4,436

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):						$(7)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$259,999
Gross unrealized depreciation on investment securities	(77,153)
Net unrealized appreciation on investment securities	182,846
Cost of investment securities for federal income tax purposes	10,086,462

Key to abbreviations and symbols

A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
SKr = Swedish kronor
ZAR = South African rand

Global Bond Fund
Investment portfolio

March 31, 2011
unaudited

Bonds, notes & other debt instruments — 91.47%	Principal amount (000)	Value (000)

EUROS — 19.97%
German Government 4.25% 2014	€1,160	US$ 1,749
German Government, Series 05, 3.25% 2015	5,070	7,410
German Government, Series 6, 4.00% 2016	4,555	6,848
German Government, Series 6, 3.75% 2017	8,470	12,575
German Government 4.25% 2017	6,900	10,501
German Government, Series 7, 4.00% 2018	16,045	24,079
German Government, Series 8, 4.25% 2018	24,450	37,242
German Government 3.50% 2019	1,340	1,938
German Government 3.75% 2019	24,050	35,451
German Government, Series 9, 3.25% 2020	31,725	44,951
German Government 6.25% 2030	3,200	5,979
German Government, Series 8, 4.75% 2040	1,040	1,710
Italian Government 3.75% 2013	6,000	8,624
Italian Government 4.25% 2014	6,000	8,717
Italian Government 3.00% 2015	4,250	5,809
Italian Government 3.00% 2015	2,090	2,885
Italian Government 4.50% 2019	6,800	9,658
Italian Government 5.00% 2040	1,100	1,429
Irish Government 5.00% 2013	5,000	6,440
Irish Government 4.00% 2014	3,650	4,442
Irish Government 4.50% 2018	1,415	1,446
Irish Government 4.40% 2019	715	707
Irish Government 5.90% 2019	1,500	1,628
Irish Government 5.00% 2020	7,300	7,236
Netherlands Government Eurobond 4.25% 2013	2,500	3,724
Netherlands Government Eurobond 4.50% 2017	6,345	9,677
Netherlands Government Eurobond 5.50% 2028	4,000	6,773
Spanish Government 3.30% 2014	2,070	2,899
Spanish Government 4.30% 2019	8,500	11,545
Spanish Government 4.70% 2041	2,450	2,858
French Government B.T.A.N. Eurobond 4.50% 2013	6,750	10,075
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20131	2,000	2,948
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20161	3,500	5,115
Barclays Bank PLC 4.00% 20191	3,450	4,797
Barclays Bank PLC 4.50% 20192	150	208
Barclays Bank PLC 6.00% 2021	2,025	2,793
Royal Bank of Scotland PLC 6.934% 2018	4,575	6,370
Dexia Municipal Agency 4.50% 20171	4,250	6,100
Canadian Government 3.50% 2020	4,000	5,751
Banco Santander Central Hispano SA 3.125% 20151	2,000	2,675
Banco Santander SA 4.625% 20161	2,000	2,845
AT&T Inc. 6.125% 2015	2,100	3,268
KfW 4.375% 2013	2,050	3,048
Société Générale 9.375% (undated)2	1,750	2,731
Merrill Lynch & Co., Inc. 4.625% 2018	2,075	2,729
RCI Banque 4.375% 2015	1,750	2,492
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,420
Siemens AG 5.125% 2017	1,500	2,286
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,215
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,137
European Investment Bank 4.25% 2014	1,300	1,942
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,930
PLD International Finance LLC 4.375% 2011	1,250	1,776
Telefónica Emisiones, SAU 4.375% 2016	1,145	1,645
CRH Finance BV 7.375% 20142	1,000	1,562
Telecom Italia SpA 7.75% 2033	1,020	1,555
Assicurazioni Generali SpA. 6.90% 20222	990	1,451
Standard Life PLC 6.375% 20222	1,000	1,448
Munich Re Finance BV 6.75% 20232	875	1,324
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	875	1,291
NGG Finance PLC 6.125% 2011	150	216
National Grid Transco PLC 5.00% 2018	725	1,072
Volvo Treasury AB 5.00% 2017	805	1,184
Novartis Finance SA, 4.25% 2016	750	1,109
FCE Bank PLC 7.125% 2013	700	1,044
Greek Government 6.00% 2019	1,115	1,015
Imperial Tobacco Finance PLC 8.375% 2016	600	1,007
Koninklijke KPN NV 3.75% 2020	750	999
Schering-Plough Corp. 5.375% 2014	645	982
Standard Chartered Bank 5.875% 2017	650	956
Croatian Government 6.50% 2015	575	858
France Télécom 5.625% 2018	500	780
NXP BV and NXP Funding LLC 8.625% 2015	450	673
GlaxoSmithKline Capital PLC 5.125% 2012	400	593
ENEL SpA 5.625% 2027	320	459
Anheuser-Busch InBev NV 8.625% 2017	250	442
Veolia Environnement 6.125% 2033	250	380
Wind Acquisition SA 7.375% 2018	200	295
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	272
Allied Irish Banks, PLC 12.50% 2019	800	272
HBOS PLC 4.375% 20192	155	201
Nara Cable Funding Ltd. 8.875% 2018	100	146
Bank of Ireland 10.00% 2020	135	103
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	100
		391,015

JAPANESE YEN — 6.52%
Japanese Government, Series 231, 1.30% 2011	¥839,300	10,116
Japanese Government, Series 238, 1.40% 2012	295,000	3,589
Japanese Government, Series 248, 0.70% 2013	820,000	9,955
Japanese Government, Series 264, 1.50% 2014	131,300	1,641
Japanese Government, Series 269, 1.30% 2015	2,595,300	32,302
Japanese Government, Series 284, 1.70% 2016	3,412,650	43,575
Japanese Government, Series 288, 1.70% 2017	215,000	2,747
Japanese Government, Series 310, 1.00% 2020	929,850	11,009
Japanese Government, Series 21, 2.30% 2035	711,400	8,813
Japanese Government 2.40% 2038	313,200	3,944
		127,691

SOUTH KOREAN WON — 4.09%
South Korean Government, Series 1303, 5.25% 2013	KRW18,478,710	US$17,356
South Korean Government, Series 1309, 5.75% 2013	13,550,000	12,944
South Korean Government 4.25% 2014	8,260,000	7,591
South Korean Government 4.75% 2014	10,360,000	9,661
South Korean Government 5.00% 2014	8,580,000	8,071
South Korean Government 5.25% 2015	2,820,000	2,703
South Korean Government 5.50% 2017	9,934,300	9,704
South Korean Government 5.75% 2018	12,150,000	12,043
		80,073

POLISH ZLOTY — 4.04%
Polish Government, Series 0414, 5.75% 2014	PLN119,200	42,507
Polish Government, Series 1017, 5.25% 2017	107,895	36,576
		79,083

MALAYSIAN RINGGITS — 3.34%
Malaysian Government, Series 509, 3.21% 2013	MYR42,250	13,949
Malaysian Government, Series 3/03, 3.702% 2013	18,250	6,087
Malaysian Government, Series 204, 5.094% 2014	40,860	14,152
Malaysian Government, Series 0409, 3.741% 2015	13,045	4,344
Malaysian Government, Series 0207, 3.814% 2017	28,435	9,425
Malaysian Government, Series 0210, 4.012% 2017	47,405	15,823
Malaysian Government, Series 2/03, 4.24% 2018	5,000	1,687
		65,467

BRITISH POUNDS — 2.74%
United Kingdom 3.25% 2011	£2,520	4,112
United Kingdom 4.50% 2013	1,690	2,874
United Kingdom 2.75% 2015	3,000	4,901
United Kingdom 4.00% 2016	2,070	3,528
United Kingdom 3.75% 2019	6,260	10,206
United Kingdom 4.50% 2019	2,750	4,737
United Kingdom 3.75% 2020	2,550	4,115
United Kingdom 6.00% 2028	2,000	3,927
United Kingdom 4.75% 2030	1,000	1,698
United Kingdom 4.25% 2040	3,090	4,879
United Kingdom 4.25% 2046	2,520	4,007
Virgin Media Secured Finance PLC 5.50% 2021	1,000	1,594
RSA Insurance Group PLC 9.375% 20392	569	1,082
France Télécom 5.00% 2016	500	846
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	822
Wal-Mart Stores, Inc. 5.625% 2034	100	170
Tesco PLC 5.50% 2033	100	161
		53,659

SWEDISH KRONOR — 1.94%
Swedish Government, Series 124, 4.00% 20121	SKr 18,000	2,878
Swedish Government, Series 1041, 6.75% 2014	41,010	7,249
Swedish Government, Series 1049, 4.50% 2015	128,900	21,671
Stadshypotek AB 6.00% 20141	19,000	3,198
Nordea Hypotek AB 4.00% 20141	19,000	3,020
		38,016

CANADIAN DOLLARS — 1.89%
Canadian Government 5.25% 2012	$ C3,250	3,502
Canadian Government 2.00% 2014	9,815	10,002
Canadian Government 4.50% 2015	4,340	4,837
Canadian Government 4.25% 2018	500	557
Canada Housing Trust 4.10% 2018	250	269
Canada Housing Trust 3.35% 2020	4,750	4,765
Province of Ontario, Series HC, 9.50% 2022	250	379
Province of Ontario 4.60% 2039	3,125	3,261
Province of Manitoba 4.25% 2018	2,750	2,961
Canadian Imperial Bank 5.00% 2012	1,000	1,074
Province De Québec 5.25% 2013	625	692
Province De Québec 9.375% 2023	250	378
Hydro One Inc. 5.49% 2040	750	816
Rogers Communications Inc. 5.80% 2016	625	700
Province of New Brunswick 6.75% 2017	500	611
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	524
Bank of Nova Scotia 5.04% 2013	250	271
Wells Fargo & Co. 6.05% 2012	250	271
Toronto-Dominion Bank 4.854% 2013	250	270
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	269
Thomson Reuters Corp. 5.70% 2015	150	169
Bank of Montreal 5.18% 2015	150	166
Royal Bank of Canada 5.20% 2012	150	161
TransCanada PipeLines Ltd. 5.05% 2014	125	137
		37,042

MEXICAN PESOS — 1.26%
United Mexican States Government, Series M, 7.50% 2012	MXN 45,000	3,907
United Mexican States Government, Series MI10, 9.50% 2014	17,500	1,613
United Mexican States Government, Series M10, 7.75% 2017	158,900	13,823
United Mexican States Government, Series M20, 10.00% 2024	6,800	677
United Mexican States Government, Series M30, 10.00% 2036	48,000	4,682
		24,702

ISRAELI SHEKELS — 1.26%
Israeli Government 4.50% 2015	ILS 4,485	1,290
Israeli Government 5.50% 2017	38,610	11,420
Israeli Government, Series 12, 5.00% 2020	42,000	11,854
		24,564

SINGAPORE DOLLARS — 0.88%
Singapore (Republic of) 3.75% 2016	$ S19,415	17,301

TURKISH LIRAS — 0.87%
Turkey (Republic of) 10.00% 20123	TRY 8,131	5,678
Turkey (Republic of) 10.00% 2013	13,000	8,592
Turkey (Republic of) 11.00% 2014	4,000	2,746
		17,016

NORWEGIAN KRONER — 0.85%
Norwegian Government 5.00% 2015	NKr65,000	12,515
Norwegian Government 4.25% 2017	15,950	3,004
KfW 5.00% 2015	5,500	1,031
		16,550

AUSTRALIAN DOLLARS — 0.81%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	12,696
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,148
European Investment Bank 6.125% 2017	1,000	1,033
		15,877

DANISH KRONER — 0.69%
Kingdom of Denmark 4.00% 2012	DKr41,000	US$ 8,116
Kingdom of Denmark 5.00% 2013	6,505	1,326
Nykredit, Series 3D, 5.00% 20381	14,098	2,690
Nykredit 4.00% 20411	8,000	1,401
		13,533

INDONESIAN RUPIAH — 0.48%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR31,820,000	3,924
Indonesia (Republic of), Series 33, 12.50% 2013	10,958,000	1,392
Indonesia (Republic of), Series 20, 14.275% 2013	2,230,000	301
Indonesia (Republic of), Series 51, 11.25% 2014	1,330,000	170
Indonesia (Republic of), Series 55, 7.375% 2016	22,000,000	2,508
Indonesia (Republic of), Series 30, 10.75% 2016	8,460,000	1,097
		9,392

HUNGARIAN FORINTS — 0.45%
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,194,910	6,227
Hungarian Government, Series 15/A, 8.00% 2015	467,930	2,605
		8,832

SOUTH AFRICAN RAND — 0.44%
South Africa (Republic of), Series R-206, 7.50% 2014	ZAR29,210	4,367
South Africa (Republic of), Series R-203, 8.25% 2017	29,240	4,288
		8,655

COLOMBIAN PESOS — 0.36%
Colombia (Republic of) Global 12.00% 2015	COP10,140,000	6,938

PHILIPPINE PESOS — 0.29%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP207,000	4,938
Philippines (Republic of) 6.25% 2036	35,000	764
		5,702

THAI BAHT — 0.27%
Thai Government, Series 33, 5.375% 2011	THB 7,000	236
Thai Government 5.25% 2014	110,460	3,862
Thai Government 3.625% 2015	37,750	1,261
		5,359

BRAZILIAN REAIS — 0.09%
Brazil (Federal Republic of) 6.00% 20153	BRL1,951	1,217
Brazil (Federal Republic of) 10.00% 2017	1,000	542
		1,759

DOMINICAN PESOS — 0.00%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	DOP3,279	75

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,5	ARS326	56

U.S. DOLLARS — 37.94%
U.S. Treasury 0.75% 2011	US$ 3,095	3,106
U.S. Treasury 0.875% 2011	5,500	5,504
U.S. Treasury 4.625% 2011	7,900	8,158
U.S. Treasury 1.00% 2012	29,000	29,203
U.S. Treasury 1.00% 2012	16,178	16,287
U.S. Treasury 4.875% 2012	8,000	8,321
U.S. Treasury 1.125% 2013	9,270	9,316
U.S. Treasury 1.875% 20133	5,994	6,492
U.S. Treasury 2.00% 2013	450	461
U.S. Treasury 2.75% 2013	9,000	9,392
U.S. Treasury 3.875% 2013	4,780	5,065
U.S. Treasury 1.75% 2014	1,330	1,351
U.S. Treasury 1.875% 20153	1,415	1,559
U.S. Treasury 2.125% 2015	6,719	6,721
U.S. Treasury 3.00% 2016	205	211
U.S. Treasury 3.25% 2016	13,750	14,293
U.S. Treasury 5.125% 2016	16,500	18,802
U.S. Treasury 7.50% 2016	5,150	6,527
U.S. Treasury 4.625% 2017	7,250	8,083
U.S. Treasury 8.875% 2017	16,000	21,868
U.S. Treasury 3.625% 2021	3,071	3,115
U.S. Treasury 3.50% 2039	3,500	2,935
U.S. Treasury 4.25% 2039	9,200	8,828
U.S. Treasury 4.375% 2039	2,000	1,957
U.S. Treasury 3.875% 2040	10,500	9,398
U.S. Treasury 4.625% 2040	13,250	13,514
U.S. Treasury 4.75% 2041	1,500	1,559
Fannie Mae 4.00% 20241	1,962	2,020
Fannie Mae 4.50% 20241	1,934	2,028
Fannie Mae 3.50% 20251	7,818	7,852
Fannie Mae 3.50% 20251	4,920	4,941
Fannie Mae 3.50% 20251	2,956	2,969
Fannie Mae 3.50% 20251	2,698	2,709
Fannie Mae 3.50% 20251	2,237	2,247
Fannie Mae 4.00% 20251	4,282	4,409
Fannie Mae 4.50% 20251	313	329
Fannie Mae 3.50% 20261	989	993
Fannie Mae 3.50% 20261	141	142
Fannie Mae 5.00% 20351	1,330	1,397
Fannie Mae 6.00% 20361	392	428
Fannie Mae 6.00% 20361	124	135
Fannie Mae 6.50% 20361	1,052	1,180
Fannie Mae 5.79% 20371,2	1,360	1,454
Fannie Mae 6.00% 20371	228	248
Fannie Mae 6.00% 20371	222	242
Fannie Mae 6.00% 20371	156	170
Fannie Mae 6.00% 20371	116	127
Fannie Mae 6.00% 20371	96	105
Fannie Mae 6.00% 20371	91	100
Fannie Mae 5.358% 20381,2	494	521
Fannie Mae 6.00% 20381	2,504	2,729
Fannie Mae 6.00% 20381	1,750	1,907
Fannie Mae 6.00% 20381	791	865
Fannie Mae 6.00% 20381	685	746
Fannie Mae 6.00% 20381	534	580
Fannie Mae 6.00% 20381	195	212
Fannie Mae 3.561% 20391,2	41	42
Fannie Mae 3.774% 20391,2	433	450
Fannie Mae 3.814% 20391,2	11	11
Fannie Mae 3.844% 20391,2	12	12
Fannie Mae 3.901% 20391,2	216	225
Fannie Mae 3.939% 20391,2	317	332
Fannie Mae 3.959% 20391,2	11	12
Fannie Mae 6.00% 20391	150	163
Fannie Mae 3.50% 20401	1,485	1,401
Fannie Mae 3.50% 20401	998	941
Fannie Mae 4.00% 20401	10,206	10,057
Fannie Mae 4.00% 20401	4,962	4,891
Fannie Mae 4.00% 20401	3,250	3,202
Fannie Mae 4.00% 20401	2,586	2,549
Fannie Mae 4.00% 20401	2,177	2,146
Fannie Mae 4.00% 20401	298	294
Fannie Mae 4.50% 20401	3,562	3,631
Fannie Mae 4.50% 20401	2,129	2,170
Fannie Mae 4.50% 20401	1,888	1,924
Fannie Mae 4.50% 20401	1,864	1,901
Fannie Mae 5.00% 20401	2,484	2,603
Fannie Mae 5.00% 20401	2,046	2,145
Fannie Mae 4.00% 20411	11,500	11,332
Fannie Mae 4.00% 20411	9,137	9,003
Fannie Mae 4.00% 20411	4,750	4,673
Fannie Mae 4.00% 20411	1,290	1,271
Fannie Mae 4.00% 20411	797	786
Fannie Mae 4.50% 20411	6,000	6,108
Fannie Mae 5.00% 20411	702	734
Fannie Mae 5.50% 20411	1,000	1,070
Fannie Mae 6.00% 20411	8,000	8,701
JPMorgan Chase & Co. 2.05% 2014	2,830	2,826
JPMorgan Chase & Co. 2.60% 2016	2,255	2,179
JPMorgan Chase & Co. 3.45% 2016	3,345	3,337
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	60	52
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	463	401
Freddie Mac 6.00% 20371	1,119	1,215
Freddie Mac 6.00% 20371	153	166
Freddie Mac 4.908% 20381,2	300	315
Freddie Mac 6.00% 20381	100	109
Freddie Mac 3.714% 20391,2	13	13
Freddie Mac 6.50% 20391	3,173	3,557
Freddie Mac 4.00% 20411	2,000	1,967
UBS AG 2.25% 2014	800	802
UBS AG 5.875% 2017	1,875	2,050
UBS AG 5.75% 2018	1,930	2,082
UBS AG 4.875% 2020	1,395	1,409
Verizon Communications Inc. 3.75% 2011	1,370	1,376
Verizon Communications Inc. 5.50% 2017	500	552
Verizon Communications Inc. 4.60% 2021	2,720	2,714
Verizon Communications Inc. 6.00% 2041	1,500	1,499
Goldman Sachs Group, Inc. 3.625% 2016	1,500	1,487
Goldman Sachs Group, Inc. 7.50% 2019	2,500	2,908
Goldman Sachs Group, Inc. 5.375% 2020	960	976
Goldman Sachs Group, Inc. 6.25% 2041	270	270
HBOS PLC 6.75% 20184	4,150	4,067
Lloyds TSB Bank PLC 6.375% 2021	600	626
HBOS PLC 6.00% 20334	1,185	894
Hungarian Government 6.25% 2020	4,310	4,400
Hungarian Government 6.375% 2021	750	753
Anheuser-Busch InBev NV 3.625% 2015	980	1,015
Anheuser-Busch InBev NV 6.875% 2019	290	343
Anheuser-Busch InBev NV 7.75% 2019	2,195	2,705
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,075
Morgan Stanley, Series F, 5.75% 2021	5,080	5,137
Comcast Corp. 5.30% 2014	750	817
Comcast Corp. 6.30% 2017	320	362
Comcast Corp. 5.875% 2018	1,760	1,943
Comcast Corp. 6.45% 2037	250	257
Comcast Corp. 6.95% 2037	820	896
Comcast Corp. 6.40% 2040	750	771
Polish Government 6.375% 2019	4,415	4,935
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.352% 20371,2	200	204
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 20451,2	1,435	1,571
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20461,4	2,500	2,505
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.738% 20491,2	285	306
Citigroup Inc. 4.587% 2015	1,825	1,889
Citigroup Inc. 4.75% 2015	2,250	2,361
Croatian Government 6.75% 20194	2,000	2,098
Croatian Government 6.625% 20204	580	600
Croatian Government 6.625% 2020	450	465
Croatian Government 6.375% 20214	1,025	1,028
Wells Fargo & Co. 3.676% 2016	2,560	2,578
Wells Fargo & Co. 4.60% 2021	1,595	1,580
HSBC Bank PLC 3.50% 20154	1,000	1,014
HSBC Finance Corp. 0.741% 20162	1,800	1,728
HSBC Holdings PLC 5.10% 2021	1,350	1,360
Standard Chartered PLC 3.85% 20154	1,670	1,711
Standard Chartered Bank 6.40% 20174	2,000	2,170
ProLogis 7.625% 2014	600	687
ProLogis 6.625% 2018	830	900
ProLogis 7.375% 2019	1,870	2,121
Société Générale 2.50% 20144	1,500	1,489
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,150	1,186
Société Générale 5.75% 20164	960	1,000
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,148
Enbridge Energy Partners, LP 9.875% 2019	750	982
Enbridge Energy Partners, LP 5.20% 2020	460	479
Westfield Group 5.40% 20124	465	492
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	170	182
Westfield Group 7.50% 20144	175	200
Westfield Group 5.70% 20164	640	699
Westfield Group 7.125% 20184	1,745	2,026
BNP Paribas 5.125% 20154	905	956
BNP Paribas 5.00% 2021	2,340	2,366
Telecom Italia Capital SA 6.999% 2018	500	544
Telecom Italia Capital SA 7.175% 2019	500	547
Telecom Italia Capital SA 6.375% 2033	1,800	1,704
Telecom Italia Capital SA 7.20% 2036	515	518
Gazprom OJSC 9.25% 2019	2,375	2,966
Gazprom OJSC, Series 2, 8.625% 20344	260	323
First Data Corp., Term Loan B2, 3.002% 20141,2,6	1,340	1,287
First Data Corp. 9.875% 2015	38	39
First Data Corp. 9.875% 2015	19	20
First Data Corp. 10.55% 20155	17	18
First Data Corp. 11.25% 2016	500	501
First Data Corp. 8.25% 20214	322	323
First Data Corp. 12.625% 20214	648	706
First Data Corp. 8.75% 20222,4,5	323	323
Volvo Treasury AB 5.95% 20154	2,920	3,213
Korea Development Bank 5.30% 2013	1,350	1,428
Korea Development Bank 8.00% 2014	1,550	1,764
CIT Group Inc., Series A, 7.00% 20131	465	475
CIT Group Inc., Series A, 7.00% 2014	500	511
CIT Group Inc., Series A, 7.00% 2015	1,615	1,633
CIT Group Inc., Series A, 7.00% 2016	500	502
American Tower Corp. 7.00% 2017	2,700	3,049
Intesa Sanpaolo SpA 3.625% 20154	300	290
Intesa Sanpaolo SpA 6.50% 20214	2,515	2,644
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	229
Kimco Realty Corp., Series C, 4.904% 2015	235	251
Kimco Realty Corp. 4.30% 2018	985	984
Kimco Realty Corp. 6.875% 2019	1,250	1,461
Lithuania (Republic of) 6.75% 2015	990	1,079
Lithuania (Republic of) 6.125% 20214	1,765	1,811
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	2,310	2,541
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	285	314
UniCredito Italiano SpA 6.00% 20174	1,380	1,331
HVB Funding Trust I 8.741% 20314	1,450	1,428
Developers Diversified Realty Corp. 5.50% 2015	735	767
Developers Diversified Realty Corp. 9.625% 2016	315	384
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,129
Developers Diversified Realty Corp. 7.875% 2020	395	454
CenterPoint Energy Resources Corp. 4.50% 20214	2,595	2,549
Telefónica Emisiones, SAU 5.134% 2020	2,455	2,447
Ford Motor Credit Co. 8.70% 2014	250	284
Ford Motor Credit Co. 8.00% 2016	850	966
Ford Motor Credit Co. 6.625% 2017	1,100	1,175
Iberdrola Finance Ireland 3.80% 20144	740	752
Scottish Power PLC 5.375% 2015	185	194
Iberdrola Finance Ireland 5.00% 20194	1,500	1,462
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	150	153
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	101
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20391	1,405	1,477
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.66% 20391,2	600	646
Veolia Environnement 5.25% 2013	1,980	2,123
Veolia Environnement 6.00% 2018	200	223
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20441,2	1,150	1,237
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20481	1,030	1,104
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	638
Regions Financial Corp. 7.75% 2014	1,122	1,213
Regions Financial Corp. 5.20% 2015	400	396
Regions Financial Corp. 5.75% 2015	78	80
British American Tobacco International Finance PLC 9.50% 20184	1,753	2,322
Virgin Media Finance PLC 9.125% 2016	275	293
Virgin Media Finance PLC 8.375% 20194	800	904
Virgin Media Secured Finance PLC 5.25% 20214	1,100	1,106
Progress Energy, Inc. 6.05% 2014	1,000	1,107
Progress Energy, Inc. 7.05% 2019	1,000	1,181
Edison Mission Energy 7.50% 2013	800	800
Midwest Generation, LLC, Series B, 8.56% 20161	60	61
Edison Mission Energy 7.00% 2017	350	283
Edison Mission Energy 7.20% 2019	1,325	1,040
Edison Mission Energy 7.625% 2027	125	94
Nextel Communications, Inc., Series E, 6.875% 2013	175	177
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,637
Nextel Communications, Inc., Series D, 7.375% 2015	175	177
Sprint Capital Corp. 8.75% 2032	250	267
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	703	716
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.89% 20381,2	900	986
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20391	500	530
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20461,4	1,172	1,182
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20461,4	1,000	1,039
Roche Holdings Inc. 6.00% 20194	1,280	1,453
Roche Holdings Inc. 7.00% 20394	630	765
Macy’s Retail Holdings, Inc. 8.375% 20152	500	584
Federated Department Stores, Inc. 7.45% 2017	630	715
Federated Department Stores, Inc. 6.90% 2029	900	916
Canadian National Railway Co. 4.95% 2014	2,005	2,183
South Africa (Republic of) 5.50% 2020	2,030	2,159
Jackson National Life Global 5.375% 20134	1,990	2,144
Santander Issuances, SA Unipersonal 6.50% 20192,4	2,100	2,129
Boston Scientific Corp. 6.25% 2015	1,975	2,129
PTT Exploration & Production Ltd 5.692% 20214	2,000	2,006
AES Corp. 7.75% 2015	850	922
AES Corp. 8.00% 2020	975	1,058
Realogy Corp., Letter of Credit, 3.261% 20161,2,6	2	2
Realogy Corp., Term Loan B, 4.562% 20161,2,6	13	13
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,6	1,275	1,381
Realogy Corp. 7.875% 20194	550	549
Time Warner Cable Inc. 6.75% 2018	815	927
Time Warner Cable Inc. 5.00% 2020	1,000	1,013
HCA Inc. 6.375% 2015	1,290	1,322
HCA Inc. 9.25% 2016	510	551
US Investigations Services, Inc., Term Loan B, 3.059% 20151,2,6	242	240
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,6	834	840
US Investigations Services, Inc. 10.50% 20154	700	745
US Investigations Services, Inc. 11.75% 20164	45	48
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	544
Williams Partners L.P. 4.125% 2020	375	358
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	967
Norfolk Southern Corp. 5.75% 2016	985	1,105
Norfolk Southern Corp. 5.90% 2019	670	762
United Mexican States Government Global 5.95% 2019	1,660	1,858
Volkswagen International Finance NV 1.625% 20134	1,850	1,858
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.669% 20391,2	80	83
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,226
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	538
E.ON International Finance BV 5.80% 20184	1,490	1,660
E.ON International Finance BV 6.65% 20384	150	173
Tennessee Valley Authority 5.25% 2039	1,750	1,833
CMC Energy Corp. 6.55% 2017	900	986
CMS Energy Corp. 5.05% 2018	500	500
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	284
CMS Energy Corp. 8.75% 2019	50	60
Mandalay Resort Group 6.375% 2011	25	25
MGM Resorts International 6.75% 2013	25	25
MGM Resorts International 13.00% 2013	325	392
MGM Resorts International 5.875% 2014	750	720
MGM Resorts International 9.00% 2020	500	551
Simon Property Group, LP 4.20% 2015	625	658
Simon Property Group, LP 10.35% 2019	750	1,035
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,672
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20141,2,6	30	26
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 20141,2,6	477	422
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,6	409	417
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	448
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,5	351	295
TransDigm Inc. 7.75% 20184	1,480	1,597
Cinemark USA, Inc. 8.625% 2019	1,450	1,591
Boyd Gaming Corp. 6.75% 2014	525	529
Boyd Gaming Corp. 7.125% 2016	350	335
Boyd Gaming Corp. 9.125% 20184	700	726
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,584
Turkey (Republic of) 5.625% 2021	1,530	1,568
Enel Finance International SA 3.875% 20144	1,490	1,541
J.C. Penney Co., Inc., Series A, 6.875% 2015	650	709
J.C. Penney Co., Inc. 7.65% 2016	150	166
J.C. Penney Co., Inc. 5.75% 2018	445	451
J.C. Penney Co., Inc. 5.65% 2020	180	174
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	25	28
Charter Communications, Inc. 13.50% 2016	513	617
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	525
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	187
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	125	137
AMC Entertainment Inc. 8.00% 2014	25	25
AMC Entertainment Inc. 8.75% 2019	1,150	1,253
AMC Entertainment Inc. 9.75% 20204	175	188
Wind Acquisition SA 11.75% 20174	825	953
Wind Acquisition SA 7.25% 20184	450	471
Burlington Coat Factory Warehouse Corp. 11.125% 2014	700	723
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,6	700	693
NRG Energy, Inc. 7.375% 2016	900	934
NRG Energy, Inc. 7.375% 2017	450	470
Hanesbrands Inc., Series B, 3.831% 20142	640	640
Hanesbrands Inc. 8.00% 2016	700	762
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	1,300	1,384
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	214
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,166
Toys “R” Us, Inc. 7.625% 2011	685	700
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	243
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	84
Toys “R” Us, Inc. 7.375% 2018	350	353
FMG Resources 7.00% 20154	1,325	1,381
Ally Financial Inc. 6.75% 2014	1,000	1,051
Ally Financial Inc. 8.00% 2020	300	327
Limited Brands, Inc. 7.00% 2020	990	1,053
Limited Brands, Inc. 6.625% 2021	300	308
Crown Castle International Corp. 9.00% 2015	1,050	1,163
Crown Castle International Corp. 7.75% 20174	150	164
Rockies Express Pipeline LLC 6.85% 20184	1,200	1,310
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	104
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	830	882
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	300	318
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	273
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,025
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.803% 20141,2,6	1,114	941
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	415	244
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	185	109
Host Marriott, LP, Series K, 7.125% 2013	104	106
Host Marriott, LP, Series O, 6.375% 2015	300	308
Host Hotels & Resorts LP 9.00% 2017	325	368
Host Hotels & Resorts LP 6.00% 2020	500	494
Albertson’s, Inc. 7.25% 2013	400	409
SUPERVALU INC. 8.00% 2016	705	709
Albertson’s, Inc. 8.00% 2031	190	157
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	1,240	1,273
Univision Communications Inc. 12.00% 20144	600	651
Univision Communications Inc., Term Loan, 4.496% 20171,2,6	61	60
Univision Communications Inc. 8.50% 20214	540	562
Freescale Semiconductor, Inc. 9.125% 20142,5	315	326
Freescale Semiconductor, Inc. 10.125% 2016	500	534
Freescale Semiconductor, Inc. 9.25% 20184	375	412
BBVA Bancomer SA 4.50% 20164	1,250	1,259
Neiman Marcus Group, Inc. 9.00% 20152,5	889	933
Neiman Marcus Group, Inc. 10.375% 2015	300	318
Frontier Communications Corp. 8.25% 2017	300	325
Frontier Communications Corp. 8.50% 2020	850	925
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	900	976
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	250	271
Petrobras International 5.75% 2020	810	840
Petrobras International 6.875% 2040	380	400
Local T.V. Finance LLC, Term Loan B, 2.31% 20131,2,6	1,270	1,239
Government National Mortgage Assn. 3.50% 20251	1,213	1,236
Husky Energy Inc. 7.25% 2019	1,040	1,233
Pfizer Inc 4.45% 2012	250	259
Pfizer Inc 6.20% 2019	840	970
Associated Banc-Corp 5.125% 2016	1,200	1,206
Michaels Stores, Inc. 0%/13.00% 20167	675	692
Michaels Stores, Inc. 7.75% 20184	500	512
Kinder Morgan Energy Partners LP 6.00% 2017	140	156
Kinder Morgan Energy Partners LP 6.85% 2020	910	1,044
Nortek, Inc. 11.00% 2013	400	425
Nortek Inc. 10.00% 20184	700	758
Deutsche Telekom International Finance BV 5.875% 2013	1,075	1,180
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	868
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20451	280	301
Mohegan Tribal Gaming Authority 8.00% 2012	300	269
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	893
CSC Holdings, Inc. 8.50% 2014	700	788
CSC Holdings, Inc. 8.625% 2019	325	373
Union Pacific Corp. 5.70% 2018	400	449
Union Pacific Corp. 6.15% 2037	650	704
Time Warner Inc. 4.75% 2021	740	737
AOL Time Warner Inc. 7.625% 2031	145	168
Time Warner Inc. 6.50% 2036	240	247
Kroger Co. 7.50% 2014	1,000	1,139
Intergen Power 9.00% 20174	1,050	1,137
Radio One, Inc., Term Loan B, 7.50% 20161,2,6	1,100	1,116
Ashtead Group PLC 8.625% 20154	400	419
Ashtead Capital, Inc. 9.00% 20164	650	687
NXP BV and NXP Funding LLC 3.053% 20132	200	199
NXP BV and NXP Funding LLC 9.75% 20184	800	900
Shell International Finance BV 4.00% 2014	1,010	1,080
France Télécom 4.375% 2014	275	296
France Télécom 2.125% 2015	795	779
Georgia Gulf Corp. 9.00% 20174	975	1,072
CHS/Community Health Systems, Inc. 8.875% 2015	1,000	1,058
Petroplus Finance Ltd. 6.75% 20144	675	665
Petroplus Finance Ltd. 7.00% 20174	300	287
Petroplus Finance Ltd. 9.375% 20194	100	102
Nalco Co. 8.25% 2017	675	741
Nalco Co. 6.625% 20194	300	310
Cardinal Health, Inc. 4.625% 2020	1,050	1,046
Allison Transmission Holdings, Inc. 11.00% 20154	900	981
Allison Transmission Holdings, Inc. 11.25% 20152,4,5	53	58
NCL Corporation Ltd. 11.75% 2016	800	928
NCL Corp Ltd 9.50% 20184	100	106
NBC Universal, Inc. 5.15% 20204	1,000	1,033
International Lease Finance Corp., Series Q, 5.75% 2011	295	298
International Lease Finance Corp. 5.00% 2012	195	199
International Lease Finance Corp., Series R, 5.30% 2012	400	409
International Lease Finance Corp., Series R, 5.35% 2012	115	117
NV Energy, Inc 6.25% 2020	1,000	1,023
Barclays Bank PLC 5.125% 2020	1,000	1,019
Advanced Micro Devices, Inc. 8.125% 2017	975	1,019
Royal Bank of Scotland Group PLC 4.375% 2016	565	569
Royal Bank of Scotland Group PLC 4.70% 2018	300	261
Royal Bank of Scotland Group PLC 6.99% (undated)2,4	200	180
Bermudan Government 5.603% 20204	950	1,006
CEVA Group PLC 11.625% 20164	625	691
CEVA Group PLC 8.375% 20174	225	231
CEVA Group PLC 11.50% 20184	75	82
News America Inc. 6.15% 20414	1,000	995
PTS Acquisition Corp. 9.50% 20152,5	958	987
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	625	659
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	300	328
Owens-Brockway Glass Container Inc. 7.375% 2016	890	980
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,6	736	719
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	34	36
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	65	70
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	138	151
Revel Entertainment, Term Loan B, 9.00% 20181,2,6	1,000	975
Smithfield Foods, Inc., Series B, 7.75% 2013	54	58
Smithfield Foods, Inc. 10.00% 2014	500	591
Smithfield Foods, Inc. 7.75% 2017	300	324
Hospitality Properties Trust 6.70% 2018	905	973
Associated Materials, LLC 9.125% 20174	900	965
Unum Group 5.625% 2020	945	962
Royal Caribbean Cruises Ltd. 11.875% 2015	775	955
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	516
Bank of America Corp. 5.75% 2017	405	427
Bausch & Lomb Inc. 9.875% 2015	875	943
SunGard Data Systems Inc. 10.625% 2015	200	220
SunGard Data Systems Inc. 7.375% 20184	700	719
Stater Bros. Holdings Inc. 7.75% 2015	900	938
Ply Gem Industries, Inc. 8.25% 20184	900	929
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	600	624
Navios Maritime Holdings Inc. 8.125% 20194	300	304
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	900	922
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	900	916
C&S Group Enterprises LLC 8.375% 20174	890	916
DAE Aviation Holdings, Inc. 11.25% 20154	861	915
Brandywine Operating Partnership, LP 7.50% 2015	800	905
Vodafone Group PLC, Term Loan, 6.875% 20151,5,6,8	880	898
LightSquared, Term Loan B, 12.00% 20141,5,6	914	897
Kansas City Southern Railway Co. 13.00% 2013	292	347
Kansas City Southern Railway Co. 8.00% 2015	500	545
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	855	891
Tenet Healthcare Corp. 7.375% 2013	690	728
Tenet Healthcare Corp. 9.25% 2015	145	160
Zions Bancorporation 5.65% 2014	650	663
Zions Bancorporation 7.75% 2014	195	212
VWR Funding, Inc., Series B, 10.25% 20152,5	819	870
Concho Resources Inc. 8.625% 2017	400	444
Concho Resources Inc. 7.00% 2021	400	422
Continental Resources Inc. 8.25% 2019	225	250
Continental Resources Inc. 7.375% 2020	75	81
Continental Resources Inc. 7.125% 2021	500	534
Accellent Inc. 8.375% 2017	800	862
Esterline Technologies Corp. 6.625% 2017	625	652
Esterline Technologies Corp. 7.00% 2020	200	210
Synovus Financial Corp. 5.125% 2017	912	852
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20461	785	847
Dollar General Corp. 10.625% 2015	104	112
Dollar General Corp. 11.875% 20172,5	618	715
Constellation Brands, Inc. 7.25% 2017	735	801
Cricket Communications, Inc. 7.75% 2016	750	801
Kraft Foods Inc. 2.625% 2013	780	799
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	725	798
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	794
ARAMARK Corp. 8.50% 2015	755	791
Needle Merger Sub Corp. 8.125% 20194	770	782
Tower Automotive Holdings 10.625% 20174	697	781
Egypt (Arab Republic of) 5.75% 20204	325	318
Egypt (Arab Republic of) 6.875% 20404	500	460
South Korean Government 5.75% 2014	700	764
Devon Energy Corp. 6.30% 2019	650	763
Liberty Mutual Group Inc. 6.50% 20354	30	28
Liberty Mutual Group Inc. 7.50% 20364	120	129
Liberty Mutual Group Inc., Series A, 7.80% 20872,4	600	603
Public Service Co. of Colorado 3.20% 2020	815	759
Chevron Corp. 4.95% 2019	680	752
Overseas Shipholding Group, Inc. 8.125% 2018	750	741
H&E Equipment Services, Inc. 8.375% 2016	700	739
Electricité de France SA 6.95% 20394	625	729
Bon-Ton Department Stores, Inc. 10.25% 2014	700	721
Staples, Inc. 9.75% 2014	600	721
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	608	719
Ingles Markets, Inc. 8.875% 2017	650	701
Sanmina-SCI Corp. 6.75% 2013	430	430
Sanmina-SCI Corp. 8.125% 2016	250	260
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	675
International Paper Co. 7.30% 2039	600	673
LBI Escrow Corp 8.00% 20174	607	671
MacDermid 9.50% 20174	625	667
Serena Software, Inc. 10.375% 2016	625	661
ArcelorMittal 5.50% 2021	665	657
Energy Transfer Partners, LP 7.50% 2020	600	656
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.733% (undated)1,2	600	655
Digicel Group Ltd. 12.00% 20144	100	118
Digicel Group Ltd. 12.00% 2014	100	118
Digicel Group Ltd. 8.875% 20154	400	419
GlaxoSmithKline Capital Inc. 4.85% 2013	600	646
PETCO Animal Supplies, Inc. 9.25% 20184	600	645
Biogen Idec Inc. 6.00% 2013	600	641
Forest Oil Corp. 7.25% 2019	600	630
Rockwood Specialties Group, Inc. 7.50% 2014	610	628
Teekay Corp. 8.50% 2020	575	626
ConvaTec Healthcare 10.50% 20184	580	612
NASDAQ OMX Group, Inc. 5.25% 2018	600	601
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	560	578
Denbury Resources Inc. 9.75% 2016	500	566
Quintiles Transnational 9.50% 20142,4,5	550	564
StatoilHydro ASA 5.25% 2019	500	547
Ardagh Packaging Finance 9.125% 20204	500	544
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.174% 20441,2	500	538
RailAmerica, Inc. 9.25% 2017	480	533
Dominican Republic 7.50% 20211,4	500	511
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	510
Rouse Co. 5.375% 2013	500	504
Express Scripts Inc. 5.25% 2012	480	503
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20231	400	442
Burlington Northern Santa Fe LLC 5.75% 2018	40	45
Burlington Northern Santa Fe LLC 4.70% 2019	370	387
Atlas Copco AB 5.60% 20174	400	424
Seneca Gaming Corp. 8.25% 20184	400	414
AstraZeneca PLC 5.40% 2012	380	405
POSCO 4.25% 20204	380	358
ACE INA Holdings Inc. 2.60% 2015	365	355
TransCanada PipeLines Ltd. 7.625% 2039	250	311
Gymboree Corp., Term Loan 1L, 5.00% 20181,2,6	299	300
National Grid PLC 6.30% 2016	250	284
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	277
Thomson Reuters Corp. 5.95% 2013	250	276
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,4	250	266
Fox Acquisition LLC 13.375% 20164	235	261
AXA SA 8.60% 2030	220	261
CNA Financial Corp. 7.35% 2019	230	260
SLM Corp., Series A, 0.533% 20112	240	237
McKesson Corp. 3.25% 2016	180	182
Huntington Ingalls Industries Inc. 7.125% 20214	160	168
General Electric Co. 5.00% 2013	150	160
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	155
Rite Aid Corp. 9.75% 2016	135	151
Charles Schwab Corp., Series A, 6.375% 2017	125	145
Williams Companies, Inc. 7.875% 2021	111	138
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	128
Delhaize Group 6.50% 2017	100	113
Canadian Natural Resources Ltd. 5.70% 2017	100	112
SBC Communications Inc. 5.10% 2014	100	109
Development Bank of Singapore Ltd. 7.125% 20114	100	101
HealthSouth Corp. 10.75% 2016	75	80
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	75	77
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	66	69
Tyson Foods, Inc. 7.35% 20162	40	45
Northwest Airlines, Inc., Term Loan B, 3.81% 20131,2,6	5	5
Northwest Airlines, Inc., Term Loan A, 2.06% 20181,2,6	8	7
Hawaiian Telcom, Inc. 9.00% 20151,2,5,6	7	7
		742,968

Total bonds, notes & other debt instruments (cost: $1,710,469,000)		1,791,325

Preferred securities — 0.10%	Shares or principal amount	Value (000)

U.S. DOLLARS — 0.10%
RBS Capital Trust II 6.425% noncumulative trust2,9	US$1,100,000	US$ 825
Citigroup Inc. 6.95% preferred	22,000	544
Lloyds Banking Group PLC 6.657% preference shares2,4,9	US$395,000	318
HVB Funding Trust III 9.00% 20314	US$300,000	296
		1,983

Total preferred securities (cost: $1,568,000)		1,983

Common stocks — 0.01%	Shares

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.4,9	3,440	150
Cooper-Standard Holdings Inc.4,9	694	30
Hawaiian Telcom Holdco, Inc.9	239	6
Atrium Corp.8,9,10	2	—
		186

Total common stocks (cost: $127,000)		186

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,9	289	7
Hawaiian Telcom Holdco, Inc., warrants, expire 20159	106	2

Total rights & warrants (cost: $30,000)		9

	Principal amount
Short-term securities — 7.91%	(000)

Freddie Mac 0.24% due 7/26–7/27/2011	US$45,200	45,177
Coca-Cola Co. 0.21% due 6/8/20114	43,300	43,281
U.S. Treasury Bills 0.188%–0.223% due 5/5/2011–1/12/2012	29,020	28,982
Executive Jet Inc. 0.05% due 4/1/20114	14,900	14,900
Québec (Province of) 0.16% due 4/26/20114	10,000	9,999
Turkey (Republic of) 0% due 1/25/2012	TRY11,795	7,140
Federal Home Loan Bank 0.20% due 4/26/2011	US$5,500	5,500

Total short-term securities (cost: $154,878,000)		154,979

Total investment securities (cost: $1,867,072,000)		1,948,482
Other assets less liabilities		9,965

Net assets		US$1,958,447

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government price index.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $175,532,000, which represented 8.96% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,485,000, which represented .64% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $898,000, which represented .05% of the net assets of the fund.
9Security did not produce income during the last 12 months.

10Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of less than $1,000) may be subject to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The average notional amount of open forward currency contracts was $195,015,000 over the prior 12-month period.

					(amounts in thousands)
			Contract amount			Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive		Deliver	at 3/31/2011

Purchases:
Australian dollars	4/18/2011	UBS AG	$	A7,995	$8,035	$216
Australian dollars	4/18/2011	UBS AG	$	A6,623	$6,656	179
Japanese yen	4/12/2011	JPMorgan Chase		¥863,583	$10,457	(74)
Japanese yen	4/18/2011	Bank of New York Mellon		¥2,444,871	$29,943	(548)
Japanese yen	4/18/2011	HSBC Bank		¥2,290,554	$28,000	(460)
Japanese yen	4/26/2011	UBS AG		¥1,381,743	$17,046	(432)
Japanese yen	4/26/2011	Barclays Bank PLC		¥1,049,507	$12,973	(354)
Japanese yen	5/6/2011	Barclays Bank PLC		¥200,000	$2,414	(9)
Singapore dollars	4/26/2011	UBS AG	$	S10,826	$8,563	26
Singapore dollars	4/26/2011	UBS AG	$	S7,236	$5,681	60
Swedish kronor	4/26/2011	Barclays Bank PLC	SKr35,883		$5,682	(4)
						(1,400)

Sales:
British pounds	4/12/2011	JPMorgan Chase		€3,897	£3,355	140
British pounds	4/18/2011	JPMorgan Chase		€669	£580	17
British pounds	4/26/2011	UBS AG		€9,029	£7,850	201
Euros	4/6/2011	HSBC Bank		$10,649	€7,720	(291)
Euros	4/8/2011	JPMorgan Chase		$27,948	€19,985	(373)
Euros	4/12/2011	HSBC Bank		$16,619	€11,910	(257)
Euros	4/14/2011	HSBC Bank		$1,251	€900	(24)
Euros	4/14/2011	JPMorgan Chase		$15,173	€11,000	(413)
Euros	4/14/2011	Barclays Bank PLC		$5,532	€3,980	(107)
Euros	4/15/2011	JPMorgan Chase		$25,521	€18,400	(549)
Euros	4/15/2011	JPMorgan Chase		¥925,693	€8,150	(418)
Euros	4/18/2011	Barclays Bank PLC		$9,758	€6,980	(131)
Euros	4/20/2011	HSBC Bank		$8,425	€6,025	(110)
Euros	4/26/2011	JPMorgan Chase		$33,871	€24,000	(126)
Euros	4/28/2011	HSBC Bank		$709	€500	1
Euros	5/2/2011	UBS AG		$4,864	€3,445	(15)
Euros	5/4/2011	UBS AG		$1,703	€1,200	4
Swedish kronor	4/26/2011	HSBC Bank		€4,152	SKr37,250	(12)
						(2,463)

Forward currency contracts — net						$(3,863)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Euros	$—	$391,015	$—	$391,015
Japanese yen	—	127,691	—	127,691
South Korean won	—	80,073	—	80,073
Polish zloty	—	79,083	—	79,083
Malaysian ringgits	—	65,467	—	65,467
British pounds	—	53,659	—	53,659
Swedish kronor	—	38,016	—	38,016
Canadian dollars	—	37,042	—	37,042
Mexican pesos	—	24,702	—	24,702
U.S. dollars	—	742,070	898	742,968
Other currencies	—	151,609	—	151,609
Preferred securities	544	1,439	—	1,983
Common stocks	186	—	—	186
Rights & warrants	9	—	—	9
Short-term securities	—	154,979	—	154,979
Total	$739	$1,946,845	$898	$1,948,482

Forward currency contracts1:	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$844	$—	$844
Unrealized depreciation on open forward currency contracts	—	(4,707)	—	(4,707)
Total	$—	$(3,863)	$—	$(3,863)

1Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning			Transfers		Ending
	value		Unrealized	out of		value at
	at 1/1/2011	Purchases	depreciation	Level 32		3/31/2011
Investment securities	$872	$31	$(5)	$—	3	$898

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):						$(5)

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
3Amount less than one thousand.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$92,560
Gross unrealized depreciation on investment securities	(12,642)
Net unrealized appreciation on investment securities	79,918
Cost of investment securities for federal income tax purposes	1,868,564

High-Income Bond Fund
Investment portfolio

March 31, 2011
unaudited

Bonds, notes & other debt instruments — 90.08%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 22.33%
MGM Resorts International 6.75% 2012	$7,085	$7,262
MGM Resorts International 6.75% 2013	10,820	10,955
MGM Resorts International 13.00% 2013	3,075	3,709
MGM Resorts International 5.875% 2014	6,425	6,168
MGM Resorts International 10.375% 2014	1,550	1,782
MGM Resorts International 6.625% 2015	3,050	2,905
MGM Resorts International 7.50% 2016	4,450	4,227
MGM Resorts International 11.125% 2017	2,400	2,760
MGM Resorts International 9.00% 2020	2,300	2,533
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20141,2,3	7,886	7,825
Allison Transmission Holdings, Inc. 11.00% 20154	7,810	8,513
Allison Transmission Holdings, Inc. 11.25% 20151,4,5	15,196	16,583
Univision Communications Inc. 12.00% 20144	2,300	2,495
Univision Communications Inc., Term Loan, 4.496% 20171,2,3	15,486	15,141
Univision Communications Inc. 8.50% 20214	7,495	7,795
Virgin Media Finance PLC 9.125% 2016	9,175	9,771
Virgin Media Finance PLC, Series 1, 9.50% 2016	7,360	8,409
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,564
Virgin Media Finance PLC 8.375% 20194	2,175	2,458
Revel Entertainment, Term Loan B, 9.00% 20181,2,3	11,500	11,207
Revel Entertainment 12.00% 20185,6,7	10,500	9,757
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	2,025	2,136
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	1,050	1,181
Charter Communications, Inc. 13.50% 2016	2,006	2,412
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	600	630
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,460
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,060
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,458
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,2,3	956	950
Michaels Stores, Inc. 0%/13.00% 20168	7,750	7,944
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,2,3	324	326
Michaels Stores, Inc. 11.375% 2016	2,500	2,737
Michaels Stores, Inc. 7.75% 20184	5,250	5,381
AMC Entertainment Inc. 8.00% 2014	700	711
AMC Entertainment Inc. 8.75% 2019	7,900	8,611
AMC Entertainment Inc. 9.75% 20204	3,875	4,166
Boyd Gaming Corp. 6.75% 2014	1,300	1,310
Boyd Gaming Corp. 7.125% 2016	5,655	5,415
Boyd Gaming Corp. 9.125% 20184	4,990	5,177
Toys “R” Us, Inc. 7.625% 2011	6,240	6,380
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	224	226
Toys “R” Us-Delaware, Inc. 7.375% 20164	1,875	1,973
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,132
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	143
Macy’s Retail Holdings, Inc. 8.375% 20151	2,550	2,977
Federated Department Stores, Inc. 7.45% 2017	5,425	6,157
Federated Department Stores, Inc. 6.90% 2029	2,580	2,625
Cinemark USA, Inc., Term Loan, 3.51% 20161,2,3	406	408
Cinemark USA, Inc. 8.625% 2019	10,100	11,085
Neiman Marcus Group, Inc. 9.00% 20151,5	6,342	6,659
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,494
Royal Caribbean Cruises Ltd. 6.875% 2013	500	536
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,305
J.C. Penney Co., Inc., Series A, 6.875% 2015	3,783	4,128
J.C. Penney Co., Inc. 7.65% 2016	1,750	1,943
J.C. Penney Co., Inc. 5.75% 2018	3,298	3,339
J.C. Penney Co., Inc. 5.65% 2020	325	315
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,285	4,424
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,3	3,950	3,911
Burlington Coat Factory Warehouse Corp. 10.00% 20194	1,250	1,219
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	4,675	4,874
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,300
Needle Merger Sub Corp. 8.125% 20194	8,855	8,988
Regal Entertainment Group 9.125% 2018	3,550	3,816
Regal Cinemas Corp. 8.625% 2019	4,625	4,989
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,700
Nara Cable Funding Ltd. 8.875% 2018	€4,800	7,007
ONO Finance II PLC 10.875% 20194	$150	161
ONO Finance II PLC 11.125% 2019	€700	1,059
Limited Brands, Inc. 5.25% 2014	$220	230
Limited Brands, Inc. 6.90% 2017	890	959
Limited Brands, Inc. 8.50% 2019	1,015	1,170
Limited Brands, Inc. 7.00% 2020	2,048	2,179
Limited Brands, Inc. 6.625% 2021	3,560	3,658
Ziggo Bond Co. BV 8.00% 2018	€5,000	7,378
CityCenter Holdings, LLC 7.625% 20164	$4,345	4,508
CityCenter Holdings, LLC 11.50% 20174,5	2,500	2,535
Tower Automotive Holdings 10.625% 20174	6,001	6,721
Mohegan Tribal Gaming Authority 8.00% 2012	1,675	1,503
Mohegan Tribal Gaming Authority 6.125% 2013	250	228
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	3,895
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	888
Radio One, Inc., Term Loan B, 7.50% 20161,2,3	6,055	6,142
Radio One, Inc. 15.00% 20161,4,5	84	87
Bon-Ton Department Stores, Inc. 10.25% 2014	5,975	6,154
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	5,670	6,039
CSC Holdings, Inc., Series B, 6.75% 2012	500	520
CSC Holdings, Inc. 8.50% 2014	2,200	2,478
CSC Holdings, Inc. 8.50% 2015	1,500	1,646
CSC Holdings, Inc. 8.625% 2019	650	745
Hanesbrands Inc., Series B, 3.831% 20141	2,470	2,470
Hanesbrands Inc. 8.00% 2016	1,025	1,116
Hanesbrands Inc. 6.375% 2020	1,500	1,470
DineEquity, Inc. 9.50% 20184	3,900	4,251
LBI Media, Inc. 8.50% 20174	4,920	4,096
NAI Entertainment Holdings LLC 8.25% 20174	3,750	4,031
Burger King Corp. 9.875% 2018	3,750	3,989
Local T.V. Finance LLC, Term Loan B, 2.31% 20131,2,3	1,755	1,711
Local T.V. Finance LLC 10.00% 20151,4,5	2,267	2,148
PETCO Animal Supplies, Inc. 9.25% 20184	3,525	3,789
NCL Corp. Ltd. 11.75% 2016	2,650	3,074
NCL Corp. Ltd. 9.50% 20184	375	397
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,726
Allbritton Communications Co. 8.00% 2018	2,500	2,650
Marina District Finance 9.50% 20154	1,000	1,051
Marina District Finance 9.875% 20184	1,500	1,577
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,412
Gray Television, Inc. 10.50% 2015	2,175	2,325
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,370
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	600	656
Fox Acquisition LLC 13.375% 20164	1,715	1,908
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,822
UPC Germany GmbH 8.125% 20174	$500	529
UPC Germany GmbH 9.625% 2019	€800	1,247
Quebecor Media Inc. 7.75% 2016	$1,700	1,772
Vidéotron Ltée 6.875% 2014	1,120	1,141
Vidéotron Ltée 6.375% 2015	380	393
FCE Bank PLC 7.125% 2013	€1,000	1,492
Dollar General Corp. 10.625% 2015	$1,375	1,482
Meritage Corp. 7.731% 20174	1,500	1,403
Tenneco Inc. 6.875% 2020	1,200	1,248
Jarden Corp. 8.00% 2016	1,100	1,209
Seneca Gaming Corp. 8.25% 20184	900	932
Lamar Media Corp. 7.875% 2018	750	808
Gymboree Corp., Term Loan 1L, 5.00% 20181,2,3	599	599
KAC Acquisition Corp. 8.00% 20262,4,5,6	106	—
		449,114

FINANCIALS — 13.62%
CIT Group Inc., Series A, 7.00% 2013	6,219	6,351
CIT Group Inc., Series A, 7.00% 2014	16,315	16,661
CIT Group Inc., Term Loan 3, 6.25% 20151,2,3	3,730	3,795
CIT Group Inc., Series A, 7.00% 2015	16,078	16,259
CIT Group Inc., Series A, 7.00% 2016	13,120	13,169
Realogy Corp., Letter of Credit, 3.261% 20161,2,3	1,253	1,181
Realogy Corp., Term Loan B, 4.562% 20161,2,3	13,413	12,638
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	17,440	18,888
Realogy Corp. 7.875% 20194	11,100	11,072
Liberty Mutual Group Inc. 6.50% 20354	2,289	2,158
Liberty Mutual Group Inc. 7.50% 20364	2,650	2,844
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	1,815	1,748
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	6,500	6,532
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	6,695	8,770
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,761
Developers Diversified Realty Corp. 9.625% 2016	8,220	10,024
Developers Diversified Realty Corp. 7.50% 2017	2,670	3,015
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,579
Regions Financial Corp. 6.375% 2012	2,351	2,425
Regions Financial Corp. 7.75% 2014	7,844	8,478
Regions Financial Corp. 5.20% 2015	1,200	1,189
Regions Financial Corp. 5.75% 2015	1,233	1,257
Regions Bank 7.50% 2018	3,295	3,488
International Lease Finance Corp., Series Q, 5.75% 2011	3,900	3,934
International Lease Finance Corp. 5.00% 2012	490	500
International Lease Finance Corp., Series R, 5.30% 2012	1,295	1,324
International Lease Finance Corp., Series R, 5.35% 2012	1,850	1,889
International Lease Finance Corp., Series R, 5.40% 2012	3,940	4,024
International Lease Finance Corp. 8.625% 20154	4,250	4,686
Ford Motor Credit Co. 7.50% 2012	2,000	2,133
Ford Motor Credit Co. 7.80% 2012	1,000	1,061
Ford Motor Credit Co. 8.70% 2014	850	966
Ford Motor Credit Co. 7.00% 2015	500	542
Ford Motor Credit Co. 8.00% 2016	6,900	7,842
HBOS PLC 6.75% 20184	6,440	6,312
LBG Capital No.1 PLC, Series 2, 7.875% 20204	2,500	2,451
Lloyds TSB Bank PLC 6.375% 2021	625	652
HBOS PLC 6.00% 20334	815	615
MetLife Capital Trust IV 7.875% 20671,4	2,005	2,165
MetLife Capital Trust X 9.25% 20681,4	5,300	6,426
MetLife Inc. 10.75% 20691	500	692
Host Marriott, LP, Series K, 7.125% 2013	104	106
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	1,040
Host Marriott, LP, Series O, 6.375% 2015	900	924
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,280
Host Hotels & Resorts LP 9.00% 2017	4,050	4,587
Zions Bancorporation 5.65% 2014	1,880	1,918
Zions Bancorporation 7.75% 2014	1,135	1,234
Zions Bancorporation 6.00% 2015	3,500	3,522
National City Preferred Capital Trust I 12.00% (undated)1	5,000	5,681
Rouse Co. 7.20% 2012	1,495	1,570
Rouse Co. 5.375% 2013	1,250	1,259
Rouse Co. 6.75% 20134	1,575	1,636
Synovus Financial Corp. 4.875% 2013	605	592
Synovus Financial Corp. 5.125% 2017	4,036	3,770
Royal Bank of Scotland Group PLC 5.05% 2015	540	541
Royal Bank of Scotland Group PLC 4.70% 2018	2,850	2,478
Royal Bank of Scotland Group PLC 6.99% (undated)1,4	1,350	1,213
Ally Financial Inc. 6.625% 2012	316	330
Ally Financial Inc. 6.875% 2012	189	199
Ally Financial Inc. 7.00% 2012	918	949
Ally Financial Inc. 6.75% 2014	2,500	2,628
Associated Banc-Corp 5.125% 2016	4,000	4,019
ProLogis 6.625% 2018	1,570	1,703
ProLogis 7.375% 2019	1,350	1,531
ProLogis 6.875% 2020	625	685
Genworth Financial, Inc. 7.625% 2021	2,000	2,010
Genworth Financial, Inc. 6.15% 20661	1,000	797
UnumProvident Finance Co. PLC 6.85% 20154	800	891
Unum Group 7.125% 2016	1,225	1,383
Unum Group 5.625% 2020	330	336
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,353
Hospitality Properties Trust 7.875% 2014	320	358
Hospitality Properties Trust 5.125% 2015	155	161
Hospitality Properties Trust 6.30% 2016	295	323
Hospitality Properties Trust 5.625% 2017	905	940
Hospitality Properties Trust 6.70% 2018	325	349
BBVA Bancomer SA 6.50% 20214	2,075	2,061
Citigroup Inc. 6.125% 2018	875	956
Citigroup Capital XXI 8.30% 20771	1,000	1,045
Springleaf Finance Corp., Series I, 5.85% 2013	1,500	1,474
Springleaf Finance Corp., Series I, 5.40% 2015	450	413
Nationwide Mutual Insurance Co. 9.375% 20394	1,500	1,829
ACE Cash Express, Inc. 11.00% 20194	1,550	1,585
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,357
HVB Funding Trust I 8.741% 20314	1,100	1,083
HSBK (Europe) BV 7.25% 20214	935	940
Allstate Corp., Series B, 6.125% 20671	405	411
		273,946

INDUSTRIALS — 11.54%
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20141,2,3	1,088	962
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.246% 20141,2,3	17,645	15,596
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	1,502	1,530
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	1,181
Hawker Beechcraft Acquisition Co., LLC 8.875% 20151,5	8,998	7,581
Nortek, Inc. 11.00% 2013	10,381	11,029
Nortek Inc. 10.00% 20184	9,210	9,970
US Investigations Services, Inc., Term Loan B, 3.059% 20151,2,3	1,449	1,435
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,3	7,399	7,455
US Investigations Services, Inc. 10.50% 20154	4,420	4,707
US Investigations Services, Inc. 11.75% 20164	2,831	3,043
Continental Airlines, Inc. 8.75% 2011	550	568
United Air Lines, Inc., Term Loan B, 2.313% 20141,2,3	3,915	3,826
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	609	612
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	169	170
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	59	59
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	566	596
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	885	899
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	432	457
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	2,043	2,053
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	846	812
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,122	2,201
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	863	932
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	1,228	1,246
Ply Gem Industries, Inc. 13.125% 2014	3,330	3,696
Ply Gem Industries, Inc. 8.25% 20184	9,525	9,835
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,3,6	2,355	2,120
CEVA Group PLC 11.625% 20164	6,090	6,729
CEVA Group PLC 8.375% 20174	1,200	1,230
CEVA Group PLC 11.50% 20184	3,125	3,410
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.31% 20141,2,3	863	868
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.31% 20141,2,3	832	836
DAE Aviation Holdings, Inc. 11.25% 20154	10,871	11,550
Associated Materials, LLC 9.125% 20174	11,880	12,741
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,753	3,255
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	5,057	5,980
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20184	3,000	3,232
ARAMARK Corp. 3.804% 20151	950	945
ARAMARK Corp. 8.50% 2015	8,600	9,008
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20132	1,000	1,023
Northwest Airlines, Inc., Term Loan B, 3.81% 20131,2,3	1,285	1,231
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	480	494
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20152,4	850	827
Northwest Airlines, Inc., Term Loan A, 2.06% 20181,2,3	2,934	2,618
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	2,771	2,834
Ashtead Group PLC 8.625% 20154	3,550	3,723
Ashtead Capital, Inc. 9.00% 20164	4,900	5,182
TransDigm Inc. 7.75% 20184	7,530	8,123
RBS Global, Inc. and Rexnord LLC 11.75% 2016	425	458
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,378
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,045	4,207
Navios Maritime Holdings Inc. 8.125% 20194	3,225	3,265
Euramax International, Inc. 9.50% 20164	6,540	6,671
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20122	1,000	1,002
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,440	1,480
AMR Corp. 9.00% 2016	633	619
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	2,712	2,603
AMR Corp. 10.00% 2021	1,000	930
RailAmerica, Inc. 9.25% 2017	4,511	5,013
Esterline Technologies Corp. 6.625% 2017	2,630	2,742
Esterline Technologies Corp. 7.00% 2020	2,000	2,103
Kansas City Southern Railway Co. 13.00% 2013	1,267	1,506
Kansas City Southern Railway Co. 8.00% 2015	1,825	1,989
Huntington Ingalls Industries Inc. 6.875% 20184	525	551
Huntington Ingalls Industries Inc. 7.125% 20214	1,925	2,016
Manitowoc Company, Inc. 8.50% 2020	1,925	2,074
Florida East Coast Railway 8.125% 20174	1,550	1,626
H&E Equipment Services, Inc. 8.375% 2016	1,400	1,479
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 20214	750	784
Allied Waste North America, Inc. 6.875% 2017	700	764
Odebrecht Finance Ltd 6.00% 20234	500	498
		232,168

TELECOMMUNICATION SERVICES — 9.87%
Sprint Capital Corp. 8.375% 2012	4,625	4,902
Nextel Communications, Inc., Series E, 6.875% 2013	3,565	3,610
Nextel Communications, Inc., Series F, 5.95% 2014	8,370	8,433
Nextel Communications, Inc., Series D, 7.375% 2015	20,955	21,138
Sprint Nextel Corp. 6.00% 2016	2,250	2,270
Wind Acquisition SA 11.75% 20174	16,780	19,381
Wind Acquisition SA 7.25% 20184	950	995
Wind Acquisition SA 7.375% 2018	€3,075	4,543
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	$13,165	14,284
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	3,930	4,264
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	3,390	3,632
Cricket Communications, Inc. 10.00% 2015	3,500	3,859
Cricket Communications, Inc. 7.75% 2016	14,660	15,650
Cricket Communications, Inc. 7.75% 2020	2,125	2,146
LightSquared, Term Loan B, 12.00% 20142,3,5	19,081	18,735
Digicel Group Ltd. 12.00% 20144	4,650	5,470
Digicel Group Ltd. 8.875% 20154	9,350	9,785
Digicel Group Ltd. 10.50% 20184	1,000	1,150
Vodafone Group PLC, Term Loan, 6.875% 20152,3,5,6	9,867	10,064
Frontier Communications Corp. 7.875% 2015	1,325	1,434
Frontier Communications Corp. 8.25% 2017	3,825	4,150
Frontier Communications Corp. 8.50% 2020	4,025	4,382
Telecom Italia Capital SA 7.20% 2036	3,046	3,066
Telecom Italia Capital SA 7.721% 2038	4,385	4,659
Trilogy International Partners, LLC, 10.25% 20164	5,100	5,304
Telefónica Emisiones, SAU 5.462% 2021	3,930	3,987
Crown Castle International Corp. 9.00% 2015	2,175	2,409
Crown Castle International Corp. 7.75% 20174	1,250	1,369
American Tower Corp. 7.00% 2017	1,500	1,694
American Tower Corp. 7.25% 2019	1,825	2,060
Intelsat Jackson Holding Co., Series B, 8.875% 20154	800	830
Intelsat Jackson Holding Co. 9.50% 2016	875	927
Intelsat Jackson Holding Co. 8.50% 20194	1,500	1,620
SBA Telecommunications, Inc. 8.00% 2016	1,650	1,805
Sorenson Communications 10.50% 20154	2,375	1,781
Orascom Telecom 7.875% 20144	1,500	1,549
Hawaiian Telcom, Inc. 9.00% 20151,2,3,5	1,140	1,165
		198,502

INFORMATION TECHNOLOGY — 9.19%
First Data Corp., Term Loan B2, 3.002% 20141,2,3	$6,669	$6,402
First Data Corp. 9.875% 2015	2,430	2,497
First Data Corp. 9.875% 2015	84	87
First Data Corp. 10.55% 20155	1,321	1,373
First Data Corp. 11.25% 2016	3,490	3,494
First Data Corp. 7.375% 20194	1,925	1,961
First Data Corp. 8.25% 20214	9,290	9,313
First Data Corp. 12.625% 20214	18,410	20,067
First Data Corp. 8.75% 20221,4,5	11,317	11,317
Freescale Semiconductor, Inc. 8.875% 2014	5,225	5,441
Freescale Semiconductor, Inc. 9.125% 20141,5	10,001	10,351
Freescale Semiconductor, Inc., Term Loan, 4.511% 20161,2,3	404	403
Freescale Semiconductor, Inc. 10.125% 2016	15,313	16,347
Freescale Semiconductor, Inc. 9.25% 20184	7,750	8,525
Freescale Semiconductor, Inc. 10.125% 20184	6,300	7,087
NXP BV and NXP Funding LLC 3.053% 20131	435	433
NXP BV and NXP Funding LLC 3.748% 20131	€2,497	3,530
NXP BV and NXP Funding LLC 10.00% 20137	$1,312	1,487
NXP BV and NXP Funding LLC 7.875% 2014	180	187
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	4,859
NXP BV and NXP Funding LLC 9.50% 2015	$13,395	14,266
NXP BV and NXP Funding LLC 9.75% 20184	15,520	17,460
Sanmina-SCI Corp. 6.75% 2013	1,725	1,725
Sanmina-SCI Corp. 3.06% 20141,4	4,575	4,529
Sanmina-SCI Corp. 8.125% 2016	6,500	6,760
Serena Software, Inc. 10.375% 2016	5,975	6,319
SunGard Data Systems Inc. 10.625% 2015	1,100	1,211
SunGard Data Systems Inc. 7.375% 20184	3,200	3,288
SunGard Data Systems Inc. 7.625% 20204	1,600	1,652
Advanced Micro Devices, Inc. 8.125% 2017	5,475	5,721
Jabil Circuit, Inc. 8.25% 2018	2,270	2,588
Jabil Circuit, Inc. 5.625% 2020	1,000	999
Ceridian Corp. 11.25% 2015	3,000	3,135
		184,814

HEALTH CARE — 8.32%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	16,770	17,420
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	10,180	10,816
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	2,500	2,650
VWR Funding, Inc., Series B, 10.25% 20151,5	15,402	16,365
PTS Acquisition Corp. 9.50% 20151,5	14,540	14,995
PTS Acquisition Corp. 9.75% 2017	€775	1,115
Tenet Healthcare Corp. 7.375% 2013	$10,335	10,903
Tenet Healthcare Corp. 9.25% 2015	2,955	3,269
Bausch & Lomb Inc. 9.875% 2015	12,355	13,312
HCA Inc. 9.125% 2014	2,645	2,787
HCA Inc. 6.375% 2015	5,205	5,335
HCA Inc. 9.625% 20161,5	1,379	1,489
HCA Inc., Term Loan B2, 3.557% 20171,2,3	1,451	1,450
HCA Inc. 7.75% 20214	875	917
Boston Scientific Corp. 6.00% 2020	4,420	4,639
Boston Scientific Corp. 7.00% 2035	3,160	3,237
Boston Scientific Corp. 7.375% 2040	2,771	3,094
Grifols Inc 8.25% 20184	7,235	7,461
Quintiles Transnational 9.50% 20141,4,5	6,420	6,580
Vanguard Health Systems Inc. 0% 20164	9,990	6,394
Surgical Care Affiliates, Inc. 8.875% 20151,4,5	3,703	3,832
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,898
HealthSouth Corp. 10.75% 2016	5,280	5,650
Patheon Inc. 8.625% 20174	4,690	4,825
CHS/Community Health Systems, Inc. 8.875% 2015	2,900	3,067
Multiplan Inc. 9.875% 20184	2,450	2,634
Merge Healthcare Inc 11.75% 2015	2,115	2,295
Rotech Healthcare Inc. 10.50% 20184	2,195	2,184
Accellent Inc. 8.375% 2017	2,000	2,155
Symbion Inc. 11.75% 20151,5	2,226	2,113
ConvaTec Healthcare 10.50% 20184	1,290	1,361
Coventry Health Care, Inc. 6.125% 2015	1,000	1,057
		167,299

MATERIALS — 4.57%
Georgia Gulf Corp. 10.75% 2016	1,500	1,605
Georgia Gulf Corp. 9.00% 20174	13,205	14,526
Reynolds Group 7.75% 20164	1,710	1,817
Reynolds Group 8.50% 20184	3,115	3,170
Reynolds Group 7.125% 20194	740	762
Reynolds Group 9.00% 20194	2,760	2,870
Ardagh Packaging Finance 7.375% 20174	2,750	2,956
Ardagh Packaging Finance 7.375% 2017	€500	727
Ardagh Packaging Finance 9.125% 20204	$1,500	1,631
Ardagh Packaging Finance 9.25% 2020	€1,900	2,824
Packaging Dynamics Corp. 8.75% 20164	$6,375	6,550
Owens-Brockway Glass Container Inc. 7.375% 2016	5,900	6,497
Nalco Co. 8.25% 2017	3,690	4,050
Nalco Co. 6.625% 20194	1,950	2,016
FMG Resources 7.00% 20154	4,600	4,796
Graphic Packaging International, Inc. 9.50% 2017	3,375	3,763
Graphic Packaging International, Inc. 7.875% 2018	800	861
LBI Escrow Corp 8.00% 20174	3,937	4,350
JMC Steel Group Inc. 8.25% 20184	4,170	4,285
CEMEX Finance LLC 9.50% 20164	3,800	4,114
Rockwood Specialties Group, Inc. 7.50% 2014	2,500	2,572
Rockwood Specialties Group, Inc. 7.625% 2014	€750	1,089
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	$2,240	2,473
MacDermid 9.50% 20174	2,175	2,322
Ball Corp. 7.125% 2016	1,350	1,483
Ball Corp. 5.75% 2021	835	820
International Paper Co. 9.375% 2019	1,690	2,179
Midwest Vanadium Pty Ltd. 11.50% 20184	1,650	1,710
Newpage Corp. 11.375% 2014	1,595	1,605
Fibria Overseas Finance Ltd. 6.75% 20214	800	830
Smurfit Capital Funding PLC 7.50% 2025	665	638
		91,891

CONSUMER STAPLES — 3.67%
Rite Aid Corp. 9.75% 2016	3,325	3,707
Rite Aid Corp. 10.25% 2019	9,645	10,597
Rite Aid Corp. 8.00% 2020	1,420	1,511
SUPERVALU INC. 7.50% 2012	340	354
Albertson’s, Inc. 7.25% 2013	460	470
SUPERVALU INC. 8.00% 2016	8,680	8,723
Albertson’s, Inc. 7.45% 2029	1,000	795
Albertson’s, Inc. 8.00% 2031	1,445	1,192
Smithfield Foods, Inc. 10.00% 2014	5,425	6,415
Smithfield Foods, Inc. 7.75% 2017	3,525	3,807
Stater Bros. Holdings Inc. 7.75% 2015	5,800	6,047
Stater Bros. Holdings Inc. 7.375% 20184	1,975	2,059
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	6,190	6,685
C&S Group Enterprises LLC 8.375% 20174	3,905	4,017
Ingles Markets, Inc. 8.875% 2017	3,075	3,317
Spectrum Brands Inc. 9.50% 20184	2,825	3,129
Cott Beverages Inc. 8.125% 2018	2,675	2,869
Constellation Brands, Inc. 7.25% 2017	2,500	2,725
Tyson Foods, Inc. 10.50% 2014	2,075	2,500
BFF International Ltd. 7.25% 20204	2,000	2,170
Del Monte Foods Co. 7.625% 20194	775	790
		73,879

UTILITIES — 3.54%
Edison Mission Energy 7.50% 2013	3,150	3,150
Edison Mission Energy 7.75% 2016	3,700	3,164
Midwest Generation, LLC, Series B, 8.56% 20162	1,593	1,629
Edison Mission Energy 7.00% 2017	5,525	4,461
Edison Mission Energy 7.20% 2019	5,725	4,494
Edison Mission Energy 7.625% 2027	3,425	2,569
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.759% 20141,2,3	1,485	1,253
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.803% 20141,2,3	6,281	5,302
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	5,900	3,466
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	4,820	2,844
NRG Energy, Inc. 7.375% 2016	4,250	4,409
NRG Energy, Inc. 7.375% 2017	5,975	6,244
AES Gener SA 7.50% 2014	500	551
AES Corp. 7.75% 2015	500	542
AES Corp. 8.00% 2017	5,500	5,940
AES Corp. 8.00% 2020	3,000	3,255
Intergen Power 9.00% 20174	8,775	9,499
Sierra Pacific Resources 6.75% 2017	1,500	1,546
NV Energy, Inc 6.25% 2020	3,200	3,273
CMC Energy Corp. 6.55% 2017	1,700	1,862
CMS Energy Corp. 5.05% 2018	1,500	1,501
CMS Energy Corp. 8.75% 2019	150	180
		71,134

ENERGY — 2.99%
Petroplus Finance Ltd. 6.75% 20144	8,830	8,698
Petroplus Finance Ltd. 7.00% 20174	8,543	8,159
Petroplus Finance Ltd. 9.375% 20194	2,000	2,035
Energy Transfer Partners, LP 7.50% 2020	6,475	7,074
Laredo Petroleum, Inc. 9.50% 20194	5,250	5,480
Teekay Corp. 8.50% 2020	4,025	4,382
Overseas Shipholding Group, Inc. 8.125% 2018	4,100	4,049
Denbury Resources Inc. 9.75% 2016	2,400	2,718
Denbury Resources Inc. 8.25% 2020	1,096	1,230
Concho Resources Inc. 7.00% 2021	3,700	3,903
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	1,475	1,494
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,000	1,173
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,127
TransCanada PipeLines Ltd. 6.35% 20671	2,715	2,729
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	1,800	1,906
Continental Resources Inc. 7.375% 2020	275	297
Continental Resources Inc. 7.125% 2021	1,500	1,601
Forest Oil Corp. 8.50% 2014	500	560
Forest Oil Corp. 7.25% 2019	1,000	1,050
Williams Companies, Inc. 8.75% 2032	370	480
		60,145

MORTGAGE-BACKED OBLIGATIONS2 — 0.13%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	$2,500	$2,659

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.13%
Brazil (Federal Republic of) 6.00% 20459	BRL3,902	2,538

MUNICIPALS — 0.09%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	$1,250	1,290
State of Texas, Sabine River Authority, Pollution Control Revenue Refunding Bonds (TXU Electric Co. Project),
Series 2001-B, Alternative Minimum Tax, 5.75% 2030 (put 2011)	615	579
		1,869

BONDS & NOTES OF U.S. GOVERNMENT — 0.09%
U.S. Treasury 6.00% 2026	1,500	1,827

Total bonds, notes & other debt instruments (cost: $1,679,630,000)		1,811,785

Convertible securities — 0.64%	Shares or principal amount

INFORMATION TECHNOLOGY — 0.46%
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,000,000	3,695
Liberty Media Corp. 3.50% convertible notes 2031	$4,500,000	2,582
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,158
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$756,000	783
		9,218

CONSUMER DISCRETIONARY — 0.09%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,6	4,984	1,000
Saks Inc. 2.00% convertible notes 2024	$833,000	885
		1,885

INDUSTRIALS — 0.06%
United Continental Holdings, Inc. 4.50% convertible notes 2021	$1,197,000	1,214

TELECOMMUNICATION SERVICES — 0.03%
Clearwire Corp. 8.25% convertible notes 20404	$482,000	533

Total convertible securities (cost: $10,941,000)		12,850

Preferred securities — 2.26%

FINANCIALS — 2.06%
Barclays Bank PLC 7.434%1,4	$8,500,000	8,543
Barclays Bank PLC 8.55%1,4	$675,000	676
Ally Financial Inc., Series G, 7.00%4	3,550	3,303
Ally Financial Inc., Series 2, 8.125% preferred10	100,000	2,555
JPMorgan Chase & Co., Series I, 7.90%1	$4,485,000	4,924
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	160,000	4,335
RBS Capital Trust II 6.425% noncumulative trust1,10	$5,265,000	3,949
Wells Fargo & Co., Series K, 7.98%1	$2,930,000	3,223
Catlin Insurance Ltd. 7.249%1,4	$3,225,000	3,064
Lloyds Banking Group PLC 6.657% preference shares1,4,10	$2,655,000	2,137
XL Capital Ltd., Series E, 6.50%1	$1,750,000	1,623
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,530
Citigroup Inc. 6.95% preferred	48,000	1,188
SMFG Preferred Capital USD 3 Ltd. 9.50%1,4	$395,000	461
		41,511

CONSUMER DISCRETIONARY — 0.20%
Las Vegas Sands Corp., Series A, 10.00%	19,400	2,188
Gray Television, Inc., Series D, 17.00%6,7,10	$1,791,000	1,825
		4,013

Total preferred securities (cost: $37,582,000)		45,524

Common stocks — 0.81%	Shares

CONSUMER DISCRETIONARY — 0.34%
Cooper-Standard Holdings Inc.4,10	47,595	2,070
Cooper-Standard Holdings Inc.4,10	14,544	633
Ford Motor Co.10	171,877	2,563
American Media, Inc.6,7,10	87,469	1,465
Charter Communications, Inc., Class A10	1,331	67
Adelphia Recovery Trust, Series Arahova6,10	388,601	20
Adelphia Recovery Trust, Series ACC-16,10	449,306	2
Adelphia Recovery Trust, Series ACC-6B6,10	1,000,000	—
Five Star Travel Corp.6,7,10	7,285	2
		6,822

FINANCIALS — 0.31%
Citigroup Inc.10	1,207,723	5,338
Bank of America Corp.	60,000	800
		6,138

MATERIALS — 0.10%
Georgia Gulf Corp.10	53,411	1,976

TELECOMMUNICATION SERVICES — 0.05%
Hawaiian Telcom Holdco, Inc.10	37,968	997
XO Holdings, Inc.10	651	—
		997

INDUSTRIALS — 0.01%
Nortek, Inc.10	3,850	166
Quad/Graphics, Inc., Class A10	1,517	64
Delta Air Lines, Inc.10	3,664	36
Atrium Corp.6,7,10	361	32
		298

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.6,7,10	2,236	5

Total common stocks (cost: $11,153,000)		16,236

		Value
Rights & warrants — 0.03%	Shares	(000)

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc., warrants, expire 20174,10	11,422	$291

TELECOMMUNICATION SERVICES — 0.01%
Hawaiian Telcom Holdco, Inc., warrants, expire 201510	20,572	273

Total rights & warrants (cost: $4,982,000)		564

	Principal amount
Short-term securities — 4.58%	(000)

Johnson & Johnson 0.20%–0.25% due 8/10–10/31/20114	$28,300	28,274
Private Export Funding Corp. 0.23% due 6/29/20114	18,800	18,791
Coca-Cola Co. 0.20% due 7/1–7/6/20114	16,300	16,291
Cisco Systems, Inc. 0.20% due 5/4/20114	14,000	13,997
Jupiter Securitization Co., LLC 0.25% due 6/8/20114	9,500	9,495
Federal Home Loan Bank 0.16% due 4/1/2011	3,000	3,000
U.S. Treasury Bills 0.177%–0.21% due 7/7/2011–1/12/2012	2,305	2,303

Total short-term securities (cost: $92,156,000)		92,151

Total investment securities (cost: $1,836,444,000)		1,979,110
Other assets less liabilities		32,201

Net assets		$2,011,311
1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $168,199,000, which represented 8.36% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $696,280,000, which represented 34.62% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $26,292,000, which represented 1.31% of the net assets of the fund.
7Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011	$10,242	$9,757	.49%
Gray Television, Inc., Series D, 17.00%	6/26/2008	1,701	1,825	.09
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,123	1,487	.07
American Media, Inc.	11/17/2010	1,465	1,465	.07
Atrium Corp.	4/30/2010	33	32	.00
HSW International, Inc.	12/17/2007	69	5	.00
Five Star Travel Corp.	12/17/2007	2	2	.00
Total restricted securities		$14,635	$14,573	.72%

8Step bond; coupon rate will increase at a later date.
9Index-linked bond whose principal amount moves with a government price index.
10Security did not produce income during the last 12 months.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2011, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	3/31/2011

Sales:
Euros	4/14/2011	Bank of New York Mellon	$4,137	€3,000	$(114)
Euros	4/26/2011	JPMorgan Chase	$4,234	€3,000	(16)
Euros	4/26/2011	JPMorgan Chase	$8,816	€6,200	34
Euros	4/28/2011	HSBC Bank	$709	€500	1
					$(95)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,780,951	$21,941	$1,802,892
Mortgage-backed obligations	—	2,659	—	2,659
Bonds & notes of governments outside the U.S.	—	2,538	—	2,538
Municipals	—	1,869	—	1,869
Bonds & notes of U.S. government	—	1,827	—	1,827
Convertible securities	—	12,850	—	12,850
Preferred securities	2,718	40,981	1,825	45,524
Common stocks	14,710	2	1,524	16,236
Rights & warrants	564	—	—	564
Short-term securities	—	92,151	—	92,151
Total	$17,992	$1,935,828	$25,290	$1,979,110

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$35	$—	$35
Unrealized depreciation on open forward currency contracts	—	(130)	—	(130)
Total	$—	$(95)	$—	$(95)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2011 (dollars in thousands):

	Beginning	Transfers			Transfers		Net	Ending
	value at	into		Unrealized	out of		realized	value at
	1/1/2011	Level 3†	Purchases	depreciation	Level 3†	Sales	gain	3/31/2011

Investment securities	$15,440	$39	$10,588	$(413)	$(82)	$(288)	$6	$25,290

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands):								$(420)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$154,703
Gross unrealized depreciation on investment securities	(16,516)
Net unrealized appreciation on investment securities	138,187
Cost of investment securities for federal income tax purposes	1,840,92

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

March 31, 2011
unaudited

Bonds, notes & other debt instruments — 92.65%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 42.49%
Federal agency mortgage-backed obligations1 — 42.19%
Fannie Mae 3.309% 2017	$2,095	$2,095
Fannie Mae 6.00% 2021	1,887	2,062
Fannie Mae 5.00% 2023	4,999	5,310
Fannie Mae 4.00% 2024	4,256	4,382
Fannie Mae 3.00% 2025	3,378	3,296
Fannie Mae 3.00% 2025	982	958
Fannie Mae 3.50% 2025	21,880	21,975
Fannie Mae 3.50% 2025	19,562	19,647
Fannie Mae 3.50% 2025	17,244	17,319
Fannie Mae 3.50% 2025	16,034	16,104
Fannie Mae 4.00% 2025	4,732	4,873
Fannie Mae 3.00% 2026	25,314	24,728
Fannie Mae 3.00% 2026	22,117	21,605
Fannie Mae 3.00% 2026	15,409	15,052
Fannie Mae 3.00% 2026	3,297	3,221
Fannie Mae 3.00% 2026	115	113
Fannie Mae 3.50% 2026	26,703	26,819
Fannie Mae 3.50% 2026	568	571
Fannie Mae 3.50% 2026	52	52
Fannie Mae 6.00% 2027	2,863	3,129
Fannie Mae 6.50% 2028	2,722	3,065
Fannie Mae 4.00% 2029	15,781	15,854
Fannie Mae 5.50% 2033	8,024	8,627
Fannie Mae 5.534% 20362	1,349	1,435
Fannie Mae 6.00% 2036	2,736	2,989
Fannie Mae 5.355% 20372	1,562	1,642
Fannie Mae 5.501% 20372	468	496
Fannie Mae 6.00% 2037	2,532	2,760
Fannie Mae 6.00% 2037	1,549	1,688
Fannie Mae 6.00% 2037	575	628
Fannie Mae 6.00% 2037	428	467
Fannie Mae 6.00% 2037	356	388
Fannie Mae 6.00% 2037	336	367
Fannie Mae 6.50% 2037	3,157	3,543
Fannie Mae 6.50% 2037	757	838
Fannie Mae 6.50% 2037	319	353
Fannie Mae 7.00% 2037	1,747	1,951
Fannie Mae 7.00% 2037	1,546	1,727
Fannie Mae 7.00% 2037	317	354
Fannie Mae 5.492% 20382	2,067	2,180
Fannie Mae 5.50% 2038	2,801	2,999
Fannie Mae 6.00% 2038	47,899	52,194
Fannie Mae 6.00% 2038	2,526	2,752
Fannie Mae 6.00% 2038	1,614	1,759
Fannie Mae 6.00% 2038	1,016	1,108
Fannie Mae 6.00% 2038	1,029	1,106
Fannie Mae 6.00% 2038	718	783
Fannie Mae 6.00% 2038	477	519
Fannie Mae 6.50% 2038	6,086	6,820
Fannie Mae 3.573% 20392	6,271	6,502
Fannie Mae 3.774% 20392	508	529
Fannie Mae 6.00% 2039	10,565	11,489
Fannie Mae 6.00% 2039	6,729	7,320
Fannie Mae 2.605% 20402	29,948	30,199
Fannie Mae 3.142% 20402	3,494	3,581
Fannie Mae 3.50% 2040	18,572	17,517
Fannie Mae 3.50% 2040	17,667	16,663
Fannie Mae 3.50% 2040	4,974	4,692
Fannie Mae 4.00% 2040	35,970	35,444
Fannie Mae 4.00% 2040	15,763	15,537
Fannie Mae 4.00% 2040	10,646	10,491
Fannie Mae 4.00% 2040	8,061	7,943
Fannie Mae 4.00% 2040	5,500	5,420
Fannie Mae 4.50% 2040	19,161	19,533
Fannie Mae 3.50% 2041	22,218	20,956
Fannie Mae 3.50% 2041	17,512	16,518
Fannie Mae 4.00% 2041	88,170	86,737
Fannie Mae 4.00% 2041	25,750	25,365
Fannie Mae 4.00% 2041	19,000	18,722
Fannie Mae 4.00% 2041	8,986	8,855
Fannie Mae 4.00% 2041	5,514	5,433
Fannie Mae 4.00% 2041	4,380	4,316
Fannie Mae 4.00% 2041	3,344	3,295
Fannie Mae 4.50% 2041	94,370	96,066
Fannie Mae 4.50% 2041	22,500	22,958
Fannie Mae 4.50% 2041	17,417	17,755
Fannie Mae 4.50% 2041	10,000	10,203
Fannie Mae 4.50% 2041	10,000	10,203
Fannie Mae 4.50% 2041	4,796	4,889
Fannie Mae 4.50% 2041	3,250	3,316
Fannie Mae 4.50% 2041	2,782	2,836
Fannie Mae 4.50% 2041	2,687	2,742
Fannie Mae 5.00% 2041	28,110	29,410
Fannie Mae 5.50% 2041	5,760	6,161
Fannie Mae 6.399% 20472	478	510
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	522	541
Fannie Mae, Series 2001-4, Class GA, 9.889% 20252	12	14
Fannie Mae, Series 2001-4, Class NA, 11.667% 20252	111	124
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,134	970
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,894	2,027
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,337	1,459
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,230	1,323
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	217	245
Government National Mortgage Assn. 4.00% 2024	6,566	6,864
Government National Mortgage Assn. 4.00% 2024	804	840
Government National Mortgage Assn. 3.50% 2025	4,688	4,773
Government National Mortgage Assn. 3.50% 2025	2,199	2,242
Government National Mortgage Assn. 3.50% 2025	1,940	1,978
Government National Mortgage Assn. 4.00% 2025	14,989	15,668
Government National Mortgage Assn. 3.50% 2026	17,588	17,925
Government National Mortgage Assn. 5.00% 2038	20,308	21,574
Government National Mortgage Assn. 5.50% 2038	3,579	3,877
Government National Mortgage Assn. 5.50% 2038	2,997	3,239
Government National Mortgage Assn. 5.50% 2038	2,595	2,811
Government National Mortgage Assn. 5.50% 2038	2,293	2,478
Government National Mortgage Assn. 5.50% 2038	1,409	1,526
Government National Mortgage Assn. 6.00% 2038	2,547	2,809
Government National Mortgage Assn. 6.50% 2038	6,955	7,776
Government National Mortgage Assn. 6.50% 2038	983	1,100
Government National Mortgage Assn. 3.50% 20392	1,684	1,740
Government National Mortgage Assn. 4.50% 2039	7,320	7,560
Government National Mortgage Assn. 4.50% 2039	6,446	6,661
Government National Mortgage Assn. 5.00% 2039	6,332	6,728
Government National Mortgage Assn. 4.00% 2040	2,987	2,994
Government National Mortgage Assn. 4.50% 2040	12,157	12,568
Government National Mortgage Assn. 4.50% 2040	8,540	8,814
Government National Mortgage Assn. 4.50% 2040	6,392	6,608
Government National Mortgage Assn. 4.50% 2040	1,132	1,168
Government National Mortgage Assn. 4.50% 2040	989	1,022
Government National Mortgage Assn. 5.00% 2040	6,422	6,826
Government National Mortgage Assn. 5.00% 2040	4,410	4,677
Government National Mortgage Assn. 5.00% 2040	3,124	3,321
Government National Mortgage Assn. 5.00% 2040	2,665	2,833
Government National Mortgage Assn. 5.00% 2040	1,720	1,829
Government National Mortgage Assn. 5.00% 2040	1,075	1,143
Government National Mortgage Assn. 5.00% 2040	30	32
Government National Mortgage Assn. 3.50% 2041	10,000	9,547
Government National Mortgage Assn. 3.50% 2041	9,243	8,824
Government National Mortgage Assn. 3.50% 2041	4,236	4,041
Government National Mortgage Assn. 4.00% 2041	19,104	19,110
Government National Mortgage Assn. 4.00% 2041	3,751	3,760
Government National Mortgage Assn. 4.50% 2041	41,715	43,038
Government National Mortgage Assn. 4.50% 2041	10,739	11,101
Government National Mortgage Assn. 6.172% 2058	253	273
Government National Mortgage Assn. 6.22% 2058	3,440	3,728
Government National Mortgage Assn. 5.50% 2041	30,630	33,171
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,749	1,905
Freddie Mac 4.50% 2023	4,899	5,146
Freddie Mac 5.00% 2023	319	338
Freddie Mac 5.50% 2024	12,267	13,273
Freddie Mac 3.50% 2025	25,542	25,665
Freddie Mac 3.50% 2025	8,519	8,560
Freddie Mac 4.00% 2025	9,424	9,705
Freddie Mac 4.00% 2025	3,076	3,168
Freddie Mac 3.50% 2026	20,000	20,096
Freddie Mac 6.00% 2026	2,402	2,622
Freddie Mac 6.00% 2027	5,016	5,476
Freddie Mac 2.71% 20352	646	676
Freddie Mac 5.846% 20362	6,204	6,637
Freddie Mac 5.929% 20372	287	304
Freddie Mac 4.817% 20382	2,925	3,095
Freddie Mac 5.423% 20382	972	1,028
Freddie Mac 5.50% 2038	13,479	14,392
Freddie Mac 6.00% 2038	6,779	7,398
Freddie Mac 3.151% 20402	4,147	4,244
Freddie Mac 4.00% 2040	8,600	8,459
Freddie Mac 5.00% 2040	11,417	11,933
Freddie Mac 3.40% 20412	5,000	5,080
Freddie Mac 3.50% 2041	5,000	4,705
Freddie Mac 4.00% 2041	62,113	61,096
Freddie Mac 4.00% 2041	8,610	8,469
Freddie Mac 4.50% 2041	9,900	10,075
Freddie Mac 5.00% 2041	17,630	18,401
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,632
Freddie Mac, Series 2356, Class GD, 6.00% 2016	746	803
Freddie Mac, Series K701, Class A2, 3.882% 2017	1,650	1,683
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,433	1,410
Freddie Mac, Series K010, Class A1, 3.32% 20202	1,775	1,786
Freddie Mac, Series K011, Class A2, 4.084% 20203	2,200	2,179
Freddie Mac, Series 1567, Class A, 0.713% 20232	231	231
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,205	1,033
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,178	1,283
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	15,381	16,047
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20114	950	947
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	7,420	7,515
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.796% 20482,4	750	751
NGN, Series 2010-R2, Class 1A, 0.629% 20172,3	736	736
NGN, Series 2011-R3, Class 1A, 0.672% 20202,3	1,350	1,349
NGN, Series 2011-R1, Class 1A, 0.709% 20202	668	670
		1,526,110

Commercial mortgage-backed securities1 — 0.22%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,106
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	751	764
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	7	7
		7,877

Other mortgage-backed securities1 — 0.08%
Compagnie de Financement Foncier 2.25% 20144	3,000	2,995

Total mortgage-backed obligations		1,536,982

U.S. TREASURY BONDS & NOTES — 37.62%
U.S. Treasury 0.875% 2011	17,500	17,511
U.S. Treasury 4.875% 2011	13,750	13,803
U.S. Treasury 0.625% 2012	42,250	42,362
U.S. Treasury 0.625% 2012	13,150	13,140
U.S. Treasury 1.00% 2012	44,250	44,559
U.S. Treasury 1.375% 2012	22,590	22,869
U.S. Treasury 4.875% 2012	72,300	75,201
U.S. Treasury 1.125% 2013	26,483	26,615
U.S. Treasury 1.375% 2013	72,120	72,980
U.S. Treasury 1.25% 2014	41,540	41,571
U.S. Treasury 1.75% 2014	40,375	40,960
U.S. Treasury 2.00% 20145	22,153	24,167
U.S. Treasury 2.375% 2014	17,000	17,493
U.S. Treasury 2.625% 2014	27,800	28,882
U.S. Treasury 1.625% 20155	16,202	17,588
U.S. Treasury 2.125% 2015	35,750	35,761
U.S. Treasury 2.375% 2016	30,400	30,620
U.S. Treasury 5.125% 2016	1,500	1,709
U.S. Treasury 1.875% 2017	13,250	12,536
U.S. Treasury 2.50% 2017	71,000	70,243
U.S. Treasury 4.625% 2017	36,990	41,238
U.S. Treasury 8.875% 2017	3,190	4,360
U.S. Treasury 3.50% 2018	72,000	74,964
U.S. Treasury 2.125% 20195	15,640	17,485
U.S. Treasury 3.125% 2019	26,020	26,022
U.S. Treasury 3.375% 2019	53,000	53,588
U.S. Treasury 3.50% 2020	52,425	53,140
U.S. Treasury 3.625% 2020	87,000	89,375
U.S. Treasury 8.75% 2020	11,050	15,925
U.S. Treasury 3.625% 2021	20,000	20,286
U.S. Treasury 6.25% 2023	20,820	25,864
U.S. Treasury 7.125% 2023	13,000	17,247
U.S. Treasury 5.25% 2028	5,000	5,630
U.S. Treasury 6.25% 2030	5,000	6,304
U.S. Treasury 4.50% 2036	7,000	7,071
U.S. Treasury 4.25% 2039	22,450	21,541
U.S. Treasury 3.875% 2040	71,250	63,775
U.S. Treasury 4.25% 2040	18,100	17,312
U.S. Treasury 4.375% 2040	44,000	43,027
U.S. Treasury 4.625% 2040	100,530	102,533
U.S. Treasury Principal Strip 0% 2019	5,000	3,890
		1,361,147

FEDERAL AGENCY BONDS & NOTES — 12.16%
Federal Home Loan Bank 0.875% 2012	59,850	60,100
Federal Home Loan Bank 1.125% 2012	10,250	10,334
Federal Home Loan Bank 1.75% 2012	29,300	29,797
Federal Home Loan Bank 2.25% 2012	4,500	4,590
Federal Home Loan Bank 1.875% 2013	12,740	12,985
Federal Home Loan Bank 3.625% 2013	58,750	62,338
Federal Home Loan Bank 2.375% 2014	4,250	4,368
Federal Home Loan Bank 5.50% 2014	46,910	52,909
Freddie Mac 2.125% 2012	50,000	51,049
Freddie Mac 2.50% 2014	4,000	4,126
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,802
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,305
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,123
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	3,000	3,020
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,462
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,059
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,332
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,545
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,905
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,837
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,801
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,082
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,818
Tennessee Valley Authority, Series A, 3.875% 2021	2,075	2,086
Tennessee Valley Authority 5.25% 2039	8,900	9,320
Fannie Mae 6.125% 2012	10,000	10,552
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	7,990
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,541
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,120
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,355
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,054
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,175
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,937
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	1,772	1,904
Small Business Administration, Series 2001-20K, 5.34% 20211	487	519
Small Business Administration, Series 2001-20J, 5.76% 20211	373	401
Small Business Administration, Series 2001-20F, 6.44% 20211	1,029	1,117
Small Business Administration, Series 2003-20B, 4.84% 20231	1,684	1,779
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,618
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,177
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,178
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,356
		439,866

ASSET-BACKED OBLIGATIONS1 — 0.22%
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	2,690	2,724
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,864	1,912
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,525
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	947	965
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	754	769
		7,895

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.16%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	4,000	3,962
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,810	1,867
		5,829

Total bonds, notes & other debt instruments (cost: $3,336,312,000)		3,351,719

Short-term securities — 12.42%

Coca-Cola Co. 0.20%–0.21% due 4/11–7/1/20114	86,500	86,482
Jupiter Securitization Co., LLC 0.20%–0.24% due 4/18–6/27/20114	85,600	85,572
Johnson & Johnson 0.19%–0.25% due 7/5–10/31/20114	56,200	56,144
John Deere Capital Corp. 0.19%–0.20% due 4/1–4/5/20114	48,900	48,899
Procter & Gamble Co. 0.19% due 5/19/20114	32,500	32,492
Procter & Gamble International Funding S.C.A. 0.15% due 4/11/20114	14,200	14,199
General Electric Capital Services, Inc. 0.13% due 4/13/2011	36,600	36,598
Federal Farm Credit Banks 0.20%–0.23% due 4/5–8/11/2011	35,000	34,987
Private Export Funding Corp. 0.22%–0.23% due 6/23–6/29/20114	31,000	30,986
PepsiCo Inc. 0.18% due 5/9/20114	22,925	22,920

Total short-term securities (cost: $449,279,000)		449,279

Total investment securities (cost: $3,785,591,000)		3,800,998
Other assets less liabilities		(183,411)

Net assets		$3,617,587

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,264,000, which represented .12% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $395,731,000, which represented 10.94% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$38,604
Gross unrealized depreciation on investment securities	(24,325)
Net unrealized appreciation on investment securities	14,279
Cost of investment securities for federal income tax purposes	3,786,719

Cash Management Fund
Investment portfolio

March 31, 2011
unaudited

Short-term securities — 100.41%	Principal amount (000)	Value (000)

COMMERCIAL PAPER — 52.33%
Commonwealth Bank of Australia 0.27% due 4/5/20111	$26,600	$26,599
Paccar Financial Corp. 0.23%–0.24% due 4/19–5/12/2011	23,400	23,395
BNP Paribas Finance Inc. 0.23% due 4/4/2011	18,200	18,199
Nordea North America, Inc. 0.28% due 4/13/2011	17,900	17,898
PepsiCo Inc. 0.16% due 5/23/20111	15,600	15,596
KfW 0.20% due 6/13/20111	15,300	15,294
Jupiter Securitization Co., LLC 0.20% due 4/14/20111	15,000	14,999
Hydro-Québec 0.18% due 4/26/20111	15,000	14,998
Coca-Cola Co. 0.18% due 5/23/20111	15,000	14,996
Electricité de France 0.23% due 5/27/20111	14,600	14,595
Bank of Nova Scotia 0.25% due 5/17/2011	14,400	14,396
Straight-A Funding LLC 0.22% due 5/16/20111	14,200	14,196
Roche Holdings, Inc. 0.16% due 5/3/20111	13,200	13,198
Svenska Handelsbanken Inc. 0.27% due 5/9/20111	11,600	11,597
Caisse d’Amortissement de la Dette Sociale 0.25% due 5/2/20111	11,000	10,997
Procter & Gamble International Funding S.C.A. 0.15% due 4/7/20111	10,900	10,900
UBS Finance (Delaware) LLC 0.205% due 4/8/2011	10,400	10,400
Toyota Motor Credit Corp. 0.25% due 4/8/2011	10,000	9,999
Private Export Funding Corp. 0.22% due 6/7/20111	8,500	8,497
Old Line Funding, LLC 0.25% due 7/8/20111	8,500	8,494
John Deere Credit Ltd. 0.20% due 4/1/20111	7,600	7,600
Abbott Laboratories 0.15% due 4/11/20111	3,000	3,000
		299,843

U.S. TREASURIES — 25.90%
U.S. Treasury Bills 0.075%-0.211% due 4/15-11/17/2011	148,400	148,365

FEDERAL AGENCY DISCOUNT NOTES — 22.18%
Freddie Mac 0.14%–0.22% due 4/11–7/15/2011	59,000	58,984
Federal Home Loan Bank 0.08%–0.175% due 4/6–6/10/2011	50,500	50,494
Fannie Mae 0.13% due 4/26/2011	17,600	17,598
		127,076

Total investment securities (cost: $575,271,000)		575,284
Other assets less liabilities		(2,350)

Net assets		$572,934

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $205,556,000, which represented 35.88% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15
Gross unrealized depreciation on investment securities	(2)
Net unrealized appreciation on investment securities	13
Cost of investment securities for federal income tax purposes	575,271

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ prospectus and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-0511O-S25576

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 27, 2011

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 27, 2011